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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09721
Fixed Income SHares

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna 1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31, 2009
Date of reporting period: January 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—65.8%
Airlines—2.1%
	Continental Airlines, Inc.,
$2,100	6.503%, 6/15/11	Baa2/BBB+	$1,827,000
900	7.918%, 11/1/11	Baa2/BBB	864,000
	Northwest Airlines, Inc.,
1,703	7.041%, 10/1/23	NR/BBB-	1,208,904
53,024	7.15%, 4/1/21 (MBIA)	Baa1/AA	37,646,760
79	United Air Lines, Inc., 10.125%, 3/22/15 (b)(f)	NR/NR	35,724

			41,582,388

Automotive—0.0%
200	Daimler Finance North America LLC, 7.30%, 1/15/12	A3/A-	196,122

Banking—15.1%
12,000	American Express Bank FSB, 5.55%, 10/17/12	A1/A+	11,532,792
	Barclays Bank PLC (a)(d),
42,900	6.05%, 12/4/17	Aa2/A+	36,677,226
200	7.434%, 12/15/17, FRN (i)	Aa3/A	94,026
9,400	BNP Paribas, 5.186%, 6/29/15, FRN (a)(d)(i)	Aa3/A+	4,270,279
6,600	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(d)(i)	Aa3/A+	3,202,122
	Credit Agricole S.A., FRN (a)(d),
1,000	2.231%, 5/28/10	Aa1/AA-	988,728
16,300	6.637%, 5/31/17 (i)	Aa3/A	5,794,862
28,000	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/A+	27,128,640
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(d)(i)	A1/A-	844,450
	HBOS PLC (a)(d),
3,400	5.375%, 11/1/13, FRN (i)	Aa3/A-	1,182,887
30,600	6.75%, 5/21/18	Aa3/A	27,067,536
51,100	HSBC Bank USA NA, 6.00%, 8/9/17	Aa3/AA-	50,185,412
	HSBC Capital Funding L.P., FRN (a)(d)(i),
10,900	4.61%, 6/27/13	A1/A	5,237,755
1,350	10.176%, 6/30/30	A1/A	1,171,691
	HSBC Holdings PLC,
800	6.50%, 9/15/37	Aa3/A+	731,969
400	7.625%, 5/17/32	Aa3/A+	408,602
18,600	JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa2/A+	18,127,392
500	KBC Bank Funding Trust III, 9.86%, 11/2/09, FRN (a)(d)(i)	A2/BBB+	225,637
	Lloyds Banking Group PLC (a)(b)(d)(i),
400	5.92%, 10/1/15	NR/NR	80,024
21,800	6.657%, 5/21/37, FRN	NR/NR	4,121,704
	Mizuho Financial Group, Inc., (g),
¥100,000	1.317%, 11/24/49	NR/NR	1,120,060
¥100,000	2.383%, 12/31/49, FRN	NR/NR	1,094,795
$4,700	National City Bank, 1.62%, 6/18/10, FRN	Aa3/A+	4,361,341
4,000	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (a)(d)(i)	Aa2/AA	2,111,740
5,800	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(d)(i)	Aa2/AA	3,046,810
11,400	RBS Capital Trust III, 5.512%, 9/30/14, FRN (i)	A3/BB	2,487,503
3,100	Resona Bank Ltd., 5.85%, 4/15/16, FRN (a)(d)(i)	A2/BBB	1,660,069
	Royal Bank of Scotland Group PLC (i),
22,200	6.99%, 10/5/17, FRN (a)(d)	A3/BB	6,219,352
10,000	7.64%, 9/29/17, FRN	A3/BB	1,550,400
5,000	7.648%, 9/30/31, FRN	A3/BB	1,451,000
2,710	9.118%, 3/31/10	A3/BB	989,258

Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Banking (continued)
	Sumitomo Mitsui Banking Corp., FRN,
¥200,000	1.544%, 6/2/49	NR/NR	$1,936,069
$2,600	5.625%, 10/15/15 (a)(d)(i)	Aa3/A-	1,933,116
2,700	United Overseas Bank Ltd., 5.375%, 9/3/19, FRN (a)(d)	Aa2/A-	2,423,072
6,700	USB Capital IX, 6.189%, 4/15/11, FRN (i)	A1/A+	2,815,126
1,700	Wachovia Bank N.A., 2.326%, 3/15/16, FRN	Aa2/AA	1,231,380
	Wachovia Corp.,
2,200	2.266%, 6/15/17, FRN	Aa3/AA	1,583,250
2,700	5.50%, 5/1/13	Aa3/AA	2,783,314
101,900	Wells Fargo & Co., 7.98%, 3/15/18, FRN (i)	NR/A+	66,744,500

			306,615,889

Computer Services—0.2%
5,000	Lexmark International, Inc., 5.90%, 6/1/13	Baa2/BBB	4,192,015

Diversified Manufacturing—0.6%
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	Baa2/BBB	12,406,470

Electronics—0.0%
500	Sanmina-SCI Corp., 8.125%, 3/1/16	B3/B-	217,500

Energy—2.6%
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	Baa2/BBB+	2,401,818
5,500	El Paso Corp., 7.00%, 6/15/17	Ba3/BB-	5,058,636
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	4,138,368
	Energy Transfer Partners L.P.,
3,000	6.00%, 7/1/13	Baa3/BBB-	2,825,430
2,100	6.125%, 2/15/17	Baa3/BBB-	1,832,122
2,600	6.625%, 10/15/36	Baa3/BBB-	1,978,603
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa2/BBB	5,447,812
1,500	6.50%, 2/1/37	Baa2/BBB	1,353,596
5,500	7.30%, 8/15/33	Baa2/BBB	5,422,675
	Northwest Pipeline Corp.,
3,900	5.95%, 4/15/17	Baa2/BBB-	3,517,898
1,700	7.00%, 6/15/16	Baa2/BBB-	1,645,469
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB-	4,524,376
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	1,859,936
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	24,812
	Southern Natural Gas Co.,
4,400	5.90%, 4/1/17 (a)(d)	Baa3/BB	3,859,011
400	8.00%, 3/1/32	Baa3/BB	364,303
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,881,723
	Williams Cos., Inc.,
2,700	6.375%, 10/1/10 (a)(d)	Baa3/BBB-	2,633,094
2,000	7.625%, 7/15/19	Baa3/BB+	1,908,342

			52,678,024

Financial Services—27.3%
6,700	American Express Co., 6.15%, 8/28/17	A2/A	6,302,858

Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Financial Services (continued)
	Bear Stearns Cos., Inc.,
$1,500	5.30%, 10/30/15	Aa3/A+	$1,429,893
12,400	6.40%, 10/2/17	Aa3/A+	12,476,359
18,700	6.95%, 8/10/12	Aa3/A+	19,608,072
11,000	7.25%, 2/1/18	Aa3/A+	11,712,844
9,200	Caelus Re Ltd., 8.453%, 6/7/11, FRN (a)(b)(d)	NR/BB	8,924,000
4,200	CIT Group, Inc., 1.464%, 7/28/11, FRN	Baa2/BBB+	3,173,604
10,000	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A3/BBB	5,195,200
	Citigroup, Inc.,
18,500	5.50%, 8/27/12	A2/A	17,043,551
15,830	5.85%, 7/2/13	A2/A	14,589,973
7,840	6.00%, 8/15/17	A2/A	7,050,253
15,200	6.125%, 11/21/17	A2/A	13,752,686
8,500	6.125%, 8/25/36	A3/A-	6,007,919
5,000	6.625%, 6/15/32	A3/A-	3,855,470
11,200	8.40%, 4/30/18, FRN (i)	Baa3/BB	4,104,576
	Ford Motor Credit Co.,
200	7.00%, 10/1/13	Caa1/CCC+	124,531
24,400	7.25%, 10/25/11	Caa1/CCC+	17,386,269
2,500	7.375%, 2/1/11	Caa1/CCC+	1,868,378
1,550	8.00%, 12/15/16	Caa1/CCC+	928,410
2,800	9.75%, 9/15/10	Caa1/CCC+	2,311,700
2,500	Fund American Cos., Inc., 5.875%, 5/15/13	Baa2/BBB	1,856,182
	General Electric Capital Corp.,
1,000	1.603%, 10/6/15, FRN	Aaa/AAA	763,550
4,000	2.219%, 6/12/12, FRN	Aaa/AAA	3,512,556
€10,000	4.625%, 9/15/66, FRN (a)(d)	Aa1/AA+	7,001,830
$20,000	5.625%, 5/1/18	Aaa/AAA	18,449,820
5,000	6.375%, 11/15/67, FRN	Aa1/AA+	3,242,705
£1,400	6.50%, 9/15/67, FRN	Aa1/AA+	1,209,675
	General Motors Acceptance Corp. LLC,
$15,330	6.00%, 12/15/11	C/CCC	10,321,244
3,000	6.75%, 12/1/14	C/CCC	1,723,986
15,370	8.00%, 11/1/31	C/CCC	7,908,480
	Goldman Sachs Group, Inc.,
5,000	1.854%, 1/12/15, FRN	A1/A	3,758,050
11,900	5.25%, 10/15/13	A1/A	11,165,568
32,459	5.35%, 1/15/16	A1/A	28,585,343
16,100	5.95%, 1/18/18	A1/A	14,518,368
18,500	6.15%, 4/1/18	A1/A	16,898,733
24,400	6.25%, 9/1/17	A1/A	22,583,835
7,500	6.75%, 10/1/37	A2/A-	5,716,170
910	Isles CBO Ltd., 4.28%, 10/27/10, FRN (a)(d)(g)	Baa3/NR	763,341
	JPMorgan Chase & Co.,
29,000	6.00%, 1/15/18	Aa3/A+	29,128,209
2,400	6.625%, 3/15/12	A1/A	2,440,870
8,800	JPMorgan Chase Capital XVIII, 6.95%, 8/1/66 (converts to FRN on 8/18/36)	A1/A-	7,048,650
2,700	JPMorgan Chase Capital XX, 6.55%, 9/15/66 (converts to FRN on 9/30/36)	A1/A-	2,051,357
¥1,200,000	Lehman Brothers Holdings, Inc., 1.15%, 10/26/10 (f)	NR/NR	1,068,923
$2,000	Longpoint Re Ltd., 7.246%, 11/8/11, FRN (a)(b)(d)	NR/BB+	1,963,600

Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Financial Services (continued)
	Merrill Lynch & Co., Inc.,
$5,000	1.554%, 1/15/15, FRN	A1/A+	$3,935,980
800	6.05%, 8/15/12	A1/A+	777,942
17,800	6.40%, 8/28/17	A1/A+	16,646,649
53,800	6.875%, 4/25/18	A1/A+	51,811,444
	Morgan Stanley,
500	1.648%, 1/9/12, FRN	A2/A	414,830
500	5.30%, 3/1/13	A2/A	460,351
2,800	5.375%, 10/15/15	A2/A	2,397,410
25,000	6.00%, 4/28/15	A2/A	22,665,425
39,700	6.25%, 8/28/17	A2/A	35,309,895
18,300	6.625%, 4/1/18	A2/A	16,752,131
3,850	MUFG Capital Finance I Ltd., 6.346%, 7/25/16, FRN (i)	A2/BBB+	2,720,814
700	Mystic Re Ltd., 12.203%, 6/7/11, FRN (a)(b)(d)	NR/BB-	678,125
663	Preferred Term Securities XIII, 2.421%, 3/24/34, FRN (a)(b)(d)	Aa1/AAA	275,328
	SLM Corp.,
2,800	1.389%, 10/25/11, FRN	Baa2/BBB-	2,179,808
9,255	8.45%, 6/15/18	Baa2/BBB-	7,883,131
	Teco Finance, Inc.,
983	6.572%, 11/1/17	Baa3/BB+	827,106
2,000	6.75%, 5/1/15	Baa3/BB+	1,759,388
1,417	7.00%, 5/1/12	Baa3/BB+	1,371,744
1,000	UBS AG, 5.875%, 12/20/17	Aa2/A+	894,179
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (i)	A1/BBB+	3,145,202
2,460	UFJ Finance Aruba AEC, 6.75%, 7/15/13	Aa3/A	2,478,637
17,600	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (i)	A1/A+	12,627,102
1,900	Wells Fargo Capital XV, 9.75%, 9/26/13, FRN (i)	A1/A+	1,787,615
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	Baa2/BBB	5,200,313

			556,528,140

Food & Beverage—0.7%
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB+	6,882,615
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB-	417,092
7,000	Sara Lee Corp., 3.875%, 6/15/13	Baa1/BBB+	6,590,199

			13,889,906

Healthcare & Hospitals—0.1%
100	Biomet, Inc., 11.625%, 10/15/17	Caa1/B-	93,500
1,000	HCA, Inc., 7.19%, 11/15/15	Caa1/B-	642,051
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	1,519,424

			2,254,975

Insurance—5.2%
	American International Group, Inc.,
7,900	1.253%, 10/18/11, FRN	A3/A-	6,349,507
500	4.70%, 10/1/10	A3/A-	449,898
€7,800	4.875%, 3/15/67, FRN	Baa1/BBB	2,698,837
$100	4.95%, 3/20/12	A3/A-	84,565
7,400	5.05%, 10/1/15	A3/A-	5,369,980
16,200	5.85%, 1/16/18	A3/A-	11,549,822
4,500	6.25%, 5/1/36	A3/A-	2,709,315

Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Insurance (continued)
$800	8.175%, 5/15/68, FRN (a)(d)	Baa1/BBB	$297,376
65,200	8.25%, 8/15/18 (a)(d)	A3/A-	53,436,290
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (a)(d)	Aa2/AA	4,876,430
	Residential Reins Ltd., FRN (a)(b)(d),
14,300	8.203%, 6/7/10	NR/BB+	13,849,550
4,000	9.453%, 6/7/10	NR/BB	3,937,600

			105,609,170

Multi-Media—3.0%
	Comcast Cable Communications Holdings, Inc.,
1,000	7.125%, 6/15/13	Baa2/BBB+	1,037,028
2,500	8.375%, 3/15/13	Baa2/BBB+	2,704,680
	Comcast Corp.,
10,600	5.875%, 2/15/18	Baa2/BBB+	10,454,759
1,700	5.90%, 3/15/16	Baa2/BBB+	1,659,076
15,000	6.45%, 3/15/37	Baa2/BBB+	14,438,685
	COX Communications, Inc.,
1,100	6.45%, 12/1/36 (a)(d)	Baa3/BBB-	915,482
3,000	7.75%, 11/1/10	Baa3/BBB-	3,011,922
810	CSC Holdings, Inc., 7.875%, 2/15/18	B1/BB	749,250
7,700	Echostar DBS Corp., 7.00%, 10/1/13	Ba3/BB-	7,353,500
	News America Holdings, Inc.,
100	5.30%, 12/15/14	Baa1/BBB+	97,037
1,480	9.25%, 2/1/13	Baa1/BBB+	1,583,455
CAD 800	Rogers Cable, Inc., 7.25%, 12/15/11	Baa3/BBB-	660,932
	Time Warner Cable, Inc.,
$6,940	5.85%, 5/1/17	Baa2/BBB+	6,456,344
8,390	6.55%, 5/1/37	Baa2/BBB+	8,027,913
1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB+	1,562,448
	Viacom, Inc.,
200	5.625%, 8/15/12	Baa3/BBB	174,025
400	6.625%, 5/15/11	Baa3/BBB	374,664

			61,261,200

Oil & Gas—2.9%
4,600	Anadarko Finance Co., 6.75%, 5/1/11	Baa3/BBB-	4,624,523
4,000	Anadarko Petroleum Corp., 5.95%, 9/15/16	Baa3/BBB-	3,610,476
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	Baa2/BBB	2,089,994
5,000	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB+	5,445,955
	Devon Financing Corp.,
2,900	6.875%, 9/30/11	Baa1/BBB+	3,082,001
1,300	7.875%, 9/30/31	Baa1/BBB+	1,381,276
4,700	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	3,670,794
	Gaz Capital S.A. (a)(d),
5,700	7.343%, 4/11/13	A3/BBB	4,845,000
14,000	8.146%, 4/11/18	A3/BBB	10,710,000
4,500	Gazprom AG, 9.625%, 3/1/13 (a)(d)	A3/BBB	4,252,500
3,220	Gazprom International S.A., 7.201%, 2/1/20	NR/BBB+	2,688,729
1,274	Kern River Funding Corp., 4.893%, 4/30/18 (a)(d)	A3/A-	1,127,039
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB	1,009,500
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	2,615,200

Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Oil & Gas (continued)
	XTO Energy, Inc.,
$3,000	5.50%, 6/15/18	Baa2/BBB	$2,755,236
1,700	6.10%, 4/1/36	Baa2/BBB	1,407,680
3,000	7.50%, 4/15/12	Baa2/BBB	3,034,746

			58,350,649

Paper/Paper Products—0.3%
	Georgia-Pacific LLC,
2,900	7.00%, 1/15/15 (a)(d)	Ba3/BB-	2,682,500
2,600	7.125%, 1/15/17 (a)(d)	Ba3/BB-	2,385,500
1,400	7.25%, 6/1/28	B2/B+	945,000
1,000	7.375%, 12/1/25	B2/B+	670,000

			6,683,000

Telecommunications—1.7%
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,542,477
1,500	8.00%, 11/15/31	A2/A	1,785,891
100	British Telecommunications PLC, 8.625%, 12/15/10	Baa1/BBB+	105,036
	Deutsche Telekom International Finance BV,
4,500	6.75%, 8/20/18	Baa1/BBB+	4,852,908
€1,280	8.125%, 5/29/12	Baa1/BBB+	1,783,914
$2,500	8.50%, 6/15/10	Baa1/BBB+	2,647,755
2,700	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	1,269,578
	Qwest Communications International, Inc.,
6,950	7.25%, 2/15/11	Ba3/B+	6,602,500
5,000	7.50%, 2/15/14	Ba3/B+	4,300,000
2,000	Qwest Corp., 5.246%, 6/15/13, FRN	Ba1/BBB-	1,720,000
CAD 400	Rogers Communications, Inc., 7.625%, 12/15/11	Baa3/BBB-	330,204
$4,800	Sprint Capital Corp., 8.75%, 3/15/32	Ba2/BB	2,969,193
3,500	Telefonica Emisones s.A.u., 5.984%, 6/20/11	Baa1/A-	3,613,207
900	Verizon New England, Inc., 6.50%, 9/15/11	Baa2/A	916,509
100	Vodafone Group PLC, 7.75%, 2/15/10	Baa1/A-	103,408

			35,542,580

Tobacco—0.3%
8,030	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Baa3/BBB	7,070,263

Transportation—0.2%
4,000	Ryder System, Inc., 7.20%, 9/1/15	Baa1/BBB+	3,439,792

Utilities—3.5%
2,700	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB	2,057,517
400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	399,376
6,300	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa3/BBB	6,060,058
	Consumers Energy Co.,
2,050	5.00%, 2/15/12	Baa1/BBB	2,039,053
850	5.00%, 3/15/15	Baa1/BBB	805,970
2,000	5.15%, 2/15/17	Baa1/BBB	1,883,880
1,100	5.375%, 4/15/13	Baa1/BBB	1,103,300
1,400	Dayton Power & Light Co., 5.125%, 10/1/13	A2/A-	1,407,559
4,000	Dominion Resources, Inc., 6.00%, 11/30/17	Baa2/A-	3,912,960

Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Utilities (continued)
$5,000	DTE Energy Co., 6.35%, 6/1/16	Baa2/BBB-	$4,466,000
	Electricite De France S.A. (a)(d),
15,600	6.50%, 1/26/19	Aa3/A+	16,209,820
5,000	6.95%, 1/26/39	Aa3/A+	5,175,110
2,400	Enel Finance International S.A., 6.25%, 9/15/17 (a)(d)	A2/A-	2,131,735
1,600	Energy East Corp., 6.75%, 7/15/36	Baa2/BBB	1,191,435
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	Baa1/A-	1,972,512
	Entergy Louisiana LLC,
3,300	4.67%, 6/1/10	Baa1/A-	3,262,938
84	8.09%, 1/2/17	Baa2/BBB	82,926
200	Idaho Power Co., 6.60%, 3/2/11	A3/A-	203,987
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,032,488
	Nevada Power Co.,
1,600	5.95%, 3/15/16	Baa3/BBB	1,519,325
3,000	6.50%, 5/15/18	Baa3/BBB	2,931,549
1,000	6.65%, 4/1/36	Baa3/BBB	899,174
1,700	Ohio Edison Co., 5.45%, 5/1/15	Baa2/BBB	1,518,904
500	PSE&G Power LLC, 7.75%, 4/15/11	Baa1/BBB	516,337
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	2,770,486
1,700	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BBB	1,617,312
380	System Energy Resources, Inc., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	348,119
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa3/BBB	3,404,632

			70,924,462

	Total Corporate Bonds & Notes (cost—$1,606,815,579)		1,339,442,545

U.S. GOVERNMENT AGENCY SECURITIES—60.9%
Fannie Mae—36.9%
9	3.765%, 2/1/18, FRN, MBS	Aaa/AAA	9,418
7	4.405%, 8/25/18, CMO, FRN	Aaa/AAA	7,011
3,783	4.50%, 4/25/16, CMO	Aaa/AAA	3,837,528
4,821	4.50%, 1/25/17, CMO	Aaa/AAA	4,907,792
1,334	5.00%, 1/25/17, CMO	Aaa/AAA	1,363,890
183,500	5.00%, TBA, MBS (e)	Aaa/AAA	187,707,936
7,148	5.022%, 11/1/35, FRN, MBS	Aaa/AAA	7,270,990
11,139	5.50%, TBA, MBS (e)	Aaa/AAA	11,370,761
519,000	6.00%, TBA, MBS (e)	Aaa/AAA	534,975,339
8	6.365%, 4/1/17, FRN, MBS	Aaa/AAA	8,719

			751,459,384

Freddie Mac—2.2%
2,288	0.733%, 11/15/16, CMO, FRN	Aaa/AAA	2,262,365
11	4.00%, 12/1/18, FRN, MBS	Aaa/AAA	11,135
1,557	4.50%, 12/15/10, CMO	Aaa/AAA	1,567,869
123	4.50%, 10/15/19, CMO	Aaa/AAA	125,429
4,990	4.50%, 2/15/20, CMO	Aaa/AAA	5,065,407
1,481	5.00%, 1/15/18, CMO	Aaa/AAA	1,519,042
9,670	5.00%, 7/15/24, CMO	Aaa/AAA	9,798,616
3,395	5.00%, 5/15/27, CMO	Aaa/AAA	3,482,543
18,215	5.00%, 7/15/33, CMO, MBS	Aaa/AAA	17,142,902
32	5.269%, 6/1/30, FRN, MBS	Aaa/AAA	31,777
2,000	6.00%, TBA, MBS (e)	Aaa/AAA	2,063,438
1,000	6.50%, TBA, MBS (e)	Aaa/AAA	1,039,531

			44,110,054

Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

Ginnie Mae—18.7%
$20		5.375%, 1/20/22, FRN, MBS	Aaa/AAA	$20,340
371,100		6.00%, TBA, MBS (e)	Aaa/AAA	381,827,017

				381,847,357

Small Business Administration Participation Certificates—3.1%
834		4.504%, 2/1/14	Aaa/AAA	822,005
33,476		5.32%, 1/1/27	Aaa/AAA	34,847,015
25,826		5.70%, 8/1/26	Aaa/AAA	27,601,281

				63,270,301

		Total U.S. Government Agency Securities (cost—$1,243,817,164)		1,240,687,096

SOVEREIGN DEBT OBLIGATIONS—6.0%
Brazil—0.3%
		Federal Republic of Brazil,
BRL 7,650		10.25%, 1/10/28	Ba1/BBB-	3,136,393
BRL 6,300		12.50%, 1/5/22	Ba1/BBB-	2,860,863

				5,997,256

Canada—5.7%
CAD 53,842		Canada Housing Trust, 3.95%, 6/15/13 (e)	Aaa/AAA	46,104,902
CAD 70,900		Canadian Government Bond, 3.50%, 6/1/13 (e)	Aaa/AAA	60,490,136
CAD 11,000		Province of Ontario Canada, 6.50%, 3/8/29	Aaa/AAA	10,583,103

				117,178,141

		Total Sovereign Debt Obligations (cost—$126,839,059)		123,175,397

SENIOR LOANS (a)(c)—3.4%
Automotive—0.1%
$8,716		Ford Motor Corp., 5.00%, 12/16/13, Term B		3,175,723
		Hertz Corp., Term B,
—	(h)	2.09%, 12/20/12		90
—	(h)	2.09%, 12/21/12		71
—	(h)	2.10%, 12/21/12		71
—	(h)	2.14%, 12/21/12		194
—	(h)	2.18%, 12/21/12		107
1		2.20%, 12/21/12		446

				3,176,702

Financial Services—2.4%
80,363		Chrysler Financial Corp., 6.00%, 8/3/12		49,021,263

Healthcare & Hospitals—0.1%
1,960		HCA, Inc., 3.709%, 11/18/13, Term B		1,626,131

Hotels/Gaming—0.2%
		MGM Mirage, Inc.,
1,200		2.101%, 10/3/11 (b)		732,000
1,440		2.904%, 10/3/11		1,008,000
1,680		2.934%, 10/3/11		1,024,800
600		3.428%, 10/3/11 (b)		366,000
480		3.576%, 10/3/11 (b)		221,280
600		4.01%, 10/3/11 (b)		366,000

				3,718,080

Fixed Income SHares — Series C Schedule of Investments
 January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Paper/Paper Products—0.6%
	Georgia-Pacific Corp.,
$1,993	2.409%, 12/20/12		$1,724,804
354	2.409%, 12/20/12, Term B		306,571
906	3.459%, 12/20/12		784,293
292	3.459%, 12/20/12, Term B		253,082
1,508	3.689%, 12/20/12		1,304,962
8,966	3.689%, 12/20/12, Term B		7,761,541

			12,135,253

	Total Senior Loans (cost—$107,538,047)		69,677,429

MORTGAGE-BACKED SECURITIES—3.1%
€5,400	Arena BV, 4.335%, 2/17/63, CMO, FRN	Aaa/NR	6,499,014
$4,400	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/AAA	2,725,476
315	Banc of America Funding Corp., 6.123%, 1/20/47, CMO, VRN	NR/A	183,338
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
1,071	2.339%, 3/25/35, FRN	Aaa/AAA	910,044
3,431	2.87%, 3/25/35, FRN	Aaa/AAA	2,895,589
2,921	4.55%, 8/25/35, FRN	Aaa/AAA	2,483,386
184	4.630%, 5/25/34, FRN	Aaa/AAA	182,519
320	4.644%, 10/25/33, VRN	Aaa/AAA	289,995
4,860	Bear Stearns Alt-A Trust, 5.743%, 11/25/36, CMO, VRN	Aaa/AAA	2,478,415
3,000	Chase Commercial Mortgage Securities Corp.,
	6.484%, 2/12/16, CMO, VRN (a)(d)	Aaa/NR	2,972,824
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
952	4.05%, 8/25/35	Aaa/AAA	811,406
1,076	4.248%, 8/25/35	Aaa/AAA	910,925
8,000	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.362%, 1/15/46, CMO, VRN	Aaa/AAA	6,238,530
€503	Cordusio RMBS SRL, 3.113%, 6/30/35, CMO, FRN	Aaa/AAA	551,592
	Countrywide Alternative Loan Trust, CMO,
$2,881	0.579%, 11/25/46, FRN	Aaa/AAA	1,238,919
845	0.589%, 5/25/36, FRN	Aaa/AAA	372,189
13,930	6.25%, 8/25/37	Aaa/B	7,034,611
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
398	0.709%, 3/25/35, FRN	Aaa/AAA	180,063
120	4.740%, 8/25/34, VRN	A1/AAA	66,588
37	Credit Suisse First Boston Mortgage Securities Corp.,
	4.991%, 7/25/33, CMO, VRN	Aaa/AAA	32,391
1,383	Deutsche Alt-A Securities, Inc., 0.469%, 2/25/37, CMO, FRN	Aaa/AAA	1,261,356
	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO, FRN,
3,244	0.594%, 8/19/45	Aaa/AAA	1,511,508
2,122	4.357%, 7/19/44	Aaa/AAA	1,557,765
243	First Horizon Asset Securities, Inc., 4.741P%, 12/25/33, CMO, FRN	Aaa/NR	204,982
5,148	Greenpoint Mortgage Funding Trust, 0.619%, 6/25/45, CMO, FRN	Aaa/AAA	2,520,194
23	Greenpoint Mortgage Pass-Through Certificates,
	5.514%, 10/25/33, CMO, FRN	NR/AAA	18,522
262	GSR Mortgage Loan Trust, 4.513%, 3/25/33, CMO, FRN	Aaa/NR	227,803
	Harborview Mortgage Loan Trust, CMO,
824	0.674%, 6/20/35, FRN	Aaa/AAA	405,486
440	5.101%, 5/19/33, VRN	NR/AAA	375,312

Fixed Income SHares — Series C Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$34,786	Hilton Hotel Pool Trust, 0.594%, 10/3/15, CMO, IO, VRN (a)(d)	Aaa/AAA	$383,074
546	Homebanc Mortgage Trust, 5.791%, 4/25/37, CMO, VRN	Aaa/AAA	392,017
€529	IntesaBci Sec 2 SRL, 4.181%, 8/28/23, CMO, FRN	Aaa/AAA	647,795
$1,000	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.336%, 5/15/47, CMO	Aaa/AAA	640,654
	JPMorgan Mortgage Trust, CMO, FRN,
287	4.375%, 11/25/33	NR/AAA	245,191
3,331	4.768%, 7/25/35	Aaa/AAA	2,585,550
605	5.022%, 2/25/35	Aaa/AAA	495,162
1,921	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(d)	B3/NR	450,011
440	PNC Mortgage Acceptance Corp., 7.61%, 2/15/10, CMO	Aaa/NR	442,921
2,284	Residential Accredit Loans, Inc., 0.599%, 4/25/46, CMO, FRN	Aaa/AAA	1,002,093
210	Structured Adjustable Rate Mortgage Loan Trust,
	5.262%, 2/25/34, CMO, VRN	Aaa/AAA	151,944
5,457	Structured Asset Mortgage Investments, Inc.,
	0.609%, 5/25/36, CMO, FRN	Aaa/AAA	2,403,795
2,344	Thornburg Mortgage Securities Trust, 0.499%, 11/25/46, CMO, FRN	Aaa/AAA	1,955,124
	Washington Mutual, Inc., CMO, FRN,
341	0.699%, 1/25/45	Aaa/AAA	176,002
3,632	0.745%, 11/25/34	Aaa/AAA	1,902,572
1,783	3.053%, 2/25/46	Aaa/AAA	745,256
933	Wells Fargo Mortgage-Backed Securities Trust,
	4.406%, 3/25/36, CMO, VRN	Aa3/NR	641,719

	Total Mortgage-Backed Securities (cost—$86,597,571)		62,401,622

MUNICIPAL BONDS—2.6%
Arizona—0.1%
2,700	Salt River Project Agricultural Improvement & Power Dist. Rev.,
	5.00%, 1/1/38, Ser. A	Aa1/AA	2,627,451

California—0.3%
1,800	Educational Facs. Auth. Rev., Claremont McKenna College,
	5.00%, 1/1/38	Aa2/NR	1,697,652
2,400	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	Baa3/BBB	1,451,424
600	Los Angeles Community College Dist., GO, 5.00%, 8/1/33, Ser. F-1	Aa2/AA	575,466
2,500	Univ. of California Rev., 4.75%, 5/15/33, Ser. L	Aa1/AA	2,241,175

			5,965,717

Illinois—0.2%
1,500	Chicago Board of Education, GO, 5.25%, 12/1/26, Ser. C	A1/AA-	1,517,100
1,600	Finance Auth. Rev., Univ. of Chicago, 5.50%, 7/1/37, Ser. B	Aa1/AA	1,615,120

			3,132,220

Michigan—0.4%
8,555	Detroit City School Dist., GO, 5.00%, 5/1/33, Ser. B (FGIC) (Q-SBLF)	Aa3/AA	7,926,207

Nevada—0.2%
4,005	Clark Cnty. School Dist., GO, 5.00%, 6/15/19, Ser. A	Aa2/AA	4,354,196

Fixed Income SHares — Series C Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

New York—0.3%
$1,300	New York City Municipal Water Finance Auth. Rev.,
	5.00%, 6/15/37, Ser. DD	Aa3/AA+	$1,221,272
1,300	New York City Transitional Finance Auth. Rev.,
	5.00%, 1/15/25, Ser. S-1	A1/AA-	1,292,902
5,000	Port Auth. of New York & New Jersey Rev., 5.125%, 5/1/34, (MBIA) (l)	Aa3/AA	4,124,050

			6,638,224

Ohio—0.4%
13,550	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.75%, 6/1/34, Ser. A-2	Baa3/BBB	8,168,753

Washington—0.7%
13,180	State Motor Vehicle Rev., GO, 5.00%, 1/1/33, Ser. D	Aa1/AA+	12,980,587
600	State, GO, zero coupon, 12/1/20, Ser. F (MBIA)	Aa1/AA+	358,620

			13,339,207

	Total Municipal Bonds (cost—$57,689,764)		52,151,975

ASSET-BACKED SECURITIES—0.5%
133	Accredited Mortgage Loan Trust, 0.429%, 9/25/36, FRN	Aaa/AAA	130,281
849	ACE Securities Corp., 0.439%, 12/25/36, FRN	Baa3/AAA	779,700
255	Asset-Backed Funding Certificates, 0.449%, 1/25/37, FRN	Aaa/AAA	221,811
	Green Tree Financial Corp.,
439	6.22%, 3/1/30	NR/BBB	318,423
5,595	6.53%, 2/1/31, VRN	NR/B-	3,201,380
	Keystone Owner Trust (a)(d),
28	8.35%, 12/25/24	Ba2/NR	27,490
5	9.00%, 1/25/29	Ba2/NR	4,947
125	Lake Country Mortgage Loan Trust, 0.519%, 7/25/34, FRN (a)(d)	Aaa/AAA	124,417
1,617	MASTR Asset-Backed Securities Trust, 0.499%, 2/25/36, FRN	Aaa/AAA	1,538,376
2,679	Merrill Lynch Mortgage Investors, Inc., 0.459%, 8/25/36, FRN	Aaa/AAA	2,542,581
832	Morgan Stanley ABS Capital I, 0.439%, 10/25/36, FRN	Aaa/AAA	787,744
300	Morgan Stanley Mortgage Loan Trust, 0.749%, 4/25/37, FRN	Ba3/BB	109,888
94	Residential Asset Mortgage Products, Inc., 0.489%, 8/25/46, FRN	Aaa/AAA	87,669
	Wells Fargo Home Equity Trust, FRN (a)(d),
659	0.619%, 10/25/35	Aaa/AAA	606,470
469	0.629%, 11/25/35	Aaa/AAA	452,856

	Total Asset-Backed Securities (cost—$13,334,981)		10,934,033

Shares
PREFERRED STOCK—0.0%
Financial Services—0.0%
56,000	Goldman Sachs Group, Inc., 3.75%, Ser. A, FRN (cost—$1,400,000)	A3/BBB	686,000

CONVERTIBLE PREFERRED STOCK—0.0%
Insurance—0.0%
9,050	American International Group, Inc., 8.50% (cost—$678,750)	Baa1/NR	81,450

Fixed Income SHares — Series C Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—23.3%
U.S. Treasury Bills (j)—12.9%
$262,750		0.01%-1.01%, 2/5/09-6/11/09 (cost—$262,721,950)		$262,488,056

Corporate Notes—1.9%
Banking—0.7%
3,500		American Express Bank FSB, 0.419%, 10/20/09, FRN	NR/A	3,349,840
		American Express Centurion Bank, FRN,
4,500		0.413%, 9/22/09	A1/A	4,309,906
1,350		0.519%,12/17/09	A1/A	1,275,376
2,500		National City Bank, 2.316%, 9/9/09, FRN	Aa3/A+	2,436,205
2,000		UBS AG, 1.115%, 7/23/09, FRN	Aa2/AA+	1,989,614
1,400		Wachovia Bank NA, 1.538%, 3/23/09, FRN	Aa1/NR	1,394,686

				14,755,627

Financial Services—0.8%
€4,300		Atlas Reinsurance PLC, 6.928%, 1/10/10, FRN (a)(b)(d)	NR/BB+	5,452,587
$3,950		Calabash Re Ltd., 12.896%, 1/8/10, FRN (a)(d)	NR/BB	3,875,938
2,000		CIT Group, Inc., 2.303%, 6/8/09, FRN	Baa2/BBB+	1,946,428
2,700		Ford Motor Credit Co. LLC, 7.375%, 10/28/09	Caa1/CCC+	2,420,423
9,754		Lehman Brothers Holdings, Inc., 2.907%, 11/16/09 (f)	B3/NR	1,341,175

				15,036,551

Hotels/Gaming—0.1%
1,000		MGM Mirage, Inc., 6.00%, 10/1/09	Ba3/BB-	962,500

Multi-Media—0.1%
1,530		British Sky Broadcasting PLC, 8.20%, 7/15/09	Baa2/BBB	1,555,228
775		CSC Holdings, Inc., 8.125%, 8/15/09	B1/BB	780,813

				2,336,041

Oil & Gas—0.1%
2,675		Enterprise Products Operating L.P., 4.625%, 10/15/09	Baa3/BBB-	2,650,679

Telecommunications—0.0%
810		Sprint Capital Corp., 6.375%, 5/1/09	Baa3/BB	803,973

Utilities—0.1%
1,600		Ohio Edison Co., 5.647%, 6/15/09 (a)(d)	Baa2/BBB-	1,603,779

		Total Corporate Notes (cost—$37,662,123)		38,149,150

Sovereign Debt Obligations—0.0%
Korea—0.0%
1,000		Export-Import Bank of Korea, 2.293%, 6/1/09, FRN (cost—$999,968)	Aa3/A	997,710

U.S. Government Agency Securities—0.0%
—	(h)	Fannie Mae, 4.00%, 2/25/09, CMO (cost—$8)	Aaa/AAA	8

Fixed Income SHares — Series C Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount
(000)		Value*

Repurchase Agreements—8.5%
$84,000	Credit Suisse First Boston, dated 1/30/09, 0.26%, due 2/2/09, proceeds $84,001,820; collateralized by U.S. Treasury Notes, 1.75%, due 11/15/11, valued at $86,081,263 including accrued interest	$84,000,000
89,750	JPMorgan Chase Bank, dated 1/30/09, 0.28%, due 2/2/09, proceeds $89,752,094; collateralized by Freddie Mac, 4.50%, due 1/15/13, valued at $61,533,489 including accrued interest; and Fannie Mae, 4.625%, due 10/15/14, valued at $29,265,270 including accrued interest	89,750,000

	Total Repurchase Agreements (cost—$173,750,000)	173,750,000

	Total Short-Term Investments (cost—$475,134,049)	475,384,924

Contracts/
Notional
Amount

OPTIONS PURCHASED (k)—2.4%
	Call Options—1.5%
	Euro-Bund (EUREX),
35	strike price $145, expires 3/16/09	449
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR-LIBOR Floating Rate Index,
902,300,000	strike rate 4.00%, expires 6/14/10	22,761,031
	Pay 3-Month USD-LIBOR Floating Rate Index,
54,700,000	strike rate 3.25%, expires 2/13/09	4,712
66,300,000	strike rate 5.00%, expires 8/28/09	3,790,557
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10	243,091
	Euro versus U.S. Dollar (OTC),
28,600,000	strike price $1.38, expires 5/21/10	1,833,461
19,000,000	strike price $1.38, expires 6/3/10	1,238,973
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10	108,752
5,000,000	strike price $105.20, expires 3/31/10	47,890
20,000,000	strike price $105.40, expires 3/31/10	187,380
	U.S. Treasury Notes 5 yr. Futures (CBOT),
200	strike price $190, expires 2/20/09	1,562

		30,217,858

Fixed Income SHares — Series C Schedule of Investments
January 31, 2009 (unaudited)

Contracts/
Notional
Amount		Value*

	Put Options—0.9%
	Euro-Bund (EUREX),
109	strike price $101, expires 3/16/09	$698
	Euro versus Japanese Yen (OTC),
9,000,000	strike price $148.40, expires 6/3/10	3,736,575
	Euro versus U.S. Dollar (OTC),
28,600,000	strike price $1.38, expires 5/21/10	4,523,965
19,000,000	strike price $1.38, expires 6/3/10	3,023,644
	Fannie Mae (OTC),
29,000,000	strike price $52, expires 2/5/09	—
200,000,000	strike price $89, expires 2/5/09	2
	Ginnie Mae (OTC),
130,000,000	strike price $85, expires 2/12/09	1
	U.S. Dollar versus Japanese Yen (OTC),
10,200,000	strike price $104, expires 3/17/10	1,833,460
5,000,000	strike price $105.20, expires 3/31/10	962,425
20,000,000	strike price $105.40, expires 3/31/10	3,889,920
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
325	strike price $70, expires 2/20/09	5,078
	U.S. Treasury Notes 10 yr. Futures (CBOT),
6,018	strike price $80, expires 2/20/09	93,791
	U.S. Treasury Notes 30 yr. Futures (CBOT),
3,152	strike price $66, expires 2/20/09	49,250

		18,118,809

	Total Options Purchased (cost—$14,604,254)	48,336,667

	Total Investments before options written (cost—$3,734,449,218)—168.0%	3,422,959,138

OPTIONS WRITTEN (k)—(0.9)%
	Call Options—(0.8)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month EUR-LIBOR Floating Rate Index,
286,200,000	strike rate 4.20%, expires 6/14/10	(14,141,237)
	Pay 3-Month USD-LIBOR Floating Rate Index,
21,700,000	strike rate 5.32%, expires 8/28/09	(3,167,208)

		(17,308,445)

Fixed Income SHares — Series C Schedule of Investments
January 31, 2009 (unaudited)

Contracts/
Notional
Amount			Value*

	Put Options—(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
413,800,000	strike rate 5.10%, expires 3/16/09		$(786)
	Financial Futures Euro—90 day (CME),
2,144	strike price $98.50, expires 3/16/09		(547,294)
	U.S. Treasury Notes 5 yr. Futures (CBOT),
160	strike price $118, expires 2/20/09		(98,867)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
250	strike price $124, expires 2/20/09		(528,721)

			(1,175,668)

	Total Options Written (premiums received—$8,882,272)		(18,484,113)

	Total Investments net of options written (cost—$3,725,566,946)	167.1%	3,404,475,025
	Other liabilities in excess of other assets	(67.1)	(1,367,612,151)

	Net Assets	100.0%	$2,036,862,874

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $354,865,419, representing 17.42% of net assets.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on January 31, 2009.

(d)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2009.

(f)	Security in default.

(g)	Fair-Valued—Securities with an aggregate value of $2,978,196, representing 0.15% of net assets.

(h)	Principal amount less than $500.

(i)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(j)	All or partial amount segregated as collateral for futures contracts, options written, swaps and delayed delivery securities.

(k)	Non-income producing.

(l)	Subject to Alternative Minimum Tax.

Glossary:
£—British Pound
€/EUR—Euro
¥—Japanese Yen
BRL—Brazilian Real
CAD—Canadian Dollar
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
EUREX—Eurex Euro Exchange
FGIC—insured by Financial Guaranty Insurance Co.
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2009.
GO—General Obligation Bond
IO—Interest Only
LIBOR—London Inter-Bank Offered Rate
MBIA—insured by Municipal Bond Investors Assurance
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over-the-Counter
Q-SBLF—Qualified School Bond Loan Fund
TBA—To Be Announced

VRN—	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.
Other Investments:
(A)	Futures contracts outstanding at January 31, 2009:

			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000)	Date	(Depreciation)

Long:	Canadian 10 yr. Bond Futures	1,322	$132,237	3/20/09	$4,965,827
	Financial Futures Euro—90 day	32	7,900	3/16/09	73,202
	Financial Futures Euro—90 day	4,386	1,074,954	6/14/10	3,240,070
	Financial Futures Euro—90 day	28,365	6,917,869	12/13/10	810,201
	Financial Futures Euro—90 day	24	5,825	9/19/11	69,600
	U.S. Treasury Notes 30 yr. Futures	3,477	440,547	3/20/09	(12,860,914)

					$(3,702,014)

The Portfolio pledged cash collateral of $54,282,700 for futures contracts.
(B)	Transactions in options written for the three months ended January 31, 2009:

	Contracts/Notional
	Amount	Premiums

Options outstanding, October 31, 2008	1,168,702,496	$14,010,103
Options written	2,554	720,639
Options terminated in closing transactions	(447,000,000)	(4,426,054)
Options expired	(2,496)	(1,422,416)

Options outstanding, January 31, 2009	721,702,554	$8,882,272

(C)	Credit default swap agreements — Buy Protection swap agreements outstanding at January 31, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Portfolio	Value (5)	Paid	(Depreciation)

Bank of America:
Constellation Energy Group	$5,000	4.422%	6/20/12	(1.36)%	$449,516	$—	$441,583
Dow Jones CDX HY-8 Index	64,778	11.637%	6/20/12	(2.75)%	14,671,471	1,821,881	12,641,761
DTE Energy	5,000	4.155%	6/20/16	(0.97)%	861,276	—	855,618
Ryder System	4,000	2.999%	9/20/15	(1.73)%	269,515	—	261,441
Barclays Bank:
Autozone	6,600	1.10%	6/20/13	(0.875)%	60,129	—	53,392
Deutsche Bank AG	13,800	1.005%	9/20/13	(0.79)%	125,344	—	112,625
MeadWestvaco	1,000	1.943%	6/20/12	(1.70)%	7,641	—	5,657
BNP Paribas:
Deutsche Bank AG	7,100	1.005%	9/20/13	(0.79)%	64,489	—	57,945
Citigroup:
Dominion Resources	4,000	0.575%	12/20/17	(0.69)%	(35,764)	—	(38,984)
Merrill Lynch	5,000	1.735%	3/20/15	(2.45)%	(189,677)	—	(203,969)
Credit Suisse First Boston:
Deutsche Bank AG	25,000	1.005%	9/20/13	(0.79)%	227,073	—	204,031
Deutsche Telekom International Finance BV	5,000	0.707%	9/20/18	(1.08)%	(155,505)	—	(161,805)
Deutsche Bank:
Credit Suisse	28,000	1.647%	6/20/13	(1.35)%	329,836	—	325,636
Sara Lee	7,000	0.681%	6/20/13	(0.68)%	224	—	(5,329)
Goldman Sachs:
Autozone	2,400	1.10%	6/20/12	(0.34)%	58,534	—	57,582
Autozone	6,000	1.10%	6/20/13	(0.86)%	58,319	—	52,300
Commerbank AG	€33,300	0.715%	9/20/12	(0.55)%	236,493	—	209,111
Commerbank AG	€33,300	0.715%	9/20/12	(0.52)%	279,606	—	253,717
ConAgra Foods	$1,500	0.632%	6/20/12	(0.299)%	16,291	—	15,768
Dexia Credit	€16,500	3.509%	9/20/12	(0.42)%	2,014,129	—	2,003,768
Kohl’s	$2,400	2.395%	6/20/12	(0.22)%	160,750	—	160,134
Macy’s	300	6.832%	6/20/12	(0.53)%	50,168	—	49,982
VF	2,400	1.057%	6/20/12	(0.22)%	65,154	—	64,538
VF	6,800	1.099%	12/20/12	(0.45)%	162,464	—	158,894
Whirlpool	700	4.68%	6/20/12	(0.63)%	80,563	—	80,048
JPMorgan Chase:
Deutsche Bank AG	18,900	1.005%	9/20/13	(0.77)%	187,973	—	170,994
Lexmark International	5,000	3.40%	6/20/13	(1.19)%	418,966	—	412,024
Merrill Lynch & Co.:
Clorox	8,000	0.759%	12/20/12	(0.424)%	99,602	—	95,647
Norfolk Southern	11,000	0.881%	12/20/12	(0.27)%	269,275	—	265,810
Norfolk Southern	3,800	0.881%	12/20/12	(0.24)%	97,251	—	96,187
TJX	10,000	1.24%	12/20/12	(0.424)%	298,551	—	293,607
Morgan Stanley:
Black & Decker	5,800	2.348%	12/20/12	(0.42)%	389,436	—	386,594
Black & Decker	7,800	2.348%	12/20/12	(0.40)%	529,162	—	525,522
Darden Restaurants	2,500	2.581%	6/20/12	(0.49)%	160,034	—	158,605
Inco	9,000	3.237%	12/20/11	(0.50)%	654,544	—	649,294
International Paper	2,800	7.60%	6/20/12	(0.32)%	546,750	—	545,705
Liz Claiborne	3,300	13.884%	6/20/12	(0.48)%	949,477	—	947,629
Lowe’s	6,000	1.291%	12/20/12	(0.54)%	163,671	—	159,891
MeadWestvaco	7,700	1.943%	6/20/12	(0.54)%	342,177	—	337,326
Newell Rubbermaid	9,400	2.194%	12/20/12	(0.318)%	625,900	—	622,413
Sherwin-Williams	9,200	1.406%	12/20/12	(0.28)%	376,391	—	373,386
Sherwin-Williams	6,900	1.406%	12/20/12	(0.26)%	287,312	—	285,219
Walt Disney	1,400	0.786%	6/20/11	(0.18)%	19,875	—	19,581
Weyerhaeuser	4,500	2.25%	6/20/12	(0.44)%	254,865	—	252,555
Royal Bank of Scotland:
Autozone	11,100	1.10%	6/20/13	(0.92)%	80,831	—	68,917

					$26,620,082	$1,821,881	$24,322,350

€—Euro

(D)	Credit default swap agreements — Sell Protection swap agreements outstanding at January 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Portfolio	Value (5)	Paid	(Depreciation)

BNP Paribas:
General Electric	$15,200	4.08%	12/20/13	4.90%	$525,587	$—	$653,858
Citigroup:
General Electric	10,000	4.08%	12/20/13	3.75%	(109,932)	—	(66,182)
Credit Suisse First Boston:
Dow Jones CDX IG-10 5 Year Index	11,712	2.151%	6/20/13	1.55%	(276,888)	24,754	(280,450)
Deutsche Bank:
Berkshire Hathaway	11,900	3.275%	9/20/13	1.10%	(1,015,738)	—	(1,000,466)
General Electric	25,000	4.08%	12/20/13	3.80%	(225,296)	—	(114,463)
Goldman Sachs:
California State Municipal Bond	3,300	3.80%	12/20/18	1.63%	(297,196)	—	(290,920)
California State Municipal Bond	25,000	3.80%	12/20/18	1.65%	(2,230,711)	—	(2,182,586)
Citigroup	3,900	3.093%	12/20/12	0.77%	(308,943)	—	(305,440)
Citigroup	7,000	3.093%	12/20/12	0.80%	(547,346)	—	(540,812)
Dow Jones CDX HY-9 Index 35-100%	3,432	4.02%	12/20/12	2.053%	(212,301)	—	(204,082)
International Paper	3,000	8.258%	6/20/10	0.78%	(284,506)	—	(281,776)
Morgan Stanley	5,600	3.92%	9/20/12	0.90%	(532,169)	—	(526,289)
SLM	4,100	7.889%	3/20/13	2.95%	(612,931)	—	(598,820)
JPMorgan Chase:
American Express	2,800	2.86%	3/20/14	2.75%	(13,135)	—	(9,713)
Merrill Lynch & Co.:
American International Group	4,000	5.058%	12/20/12	0.90%	(548,863)	—	(544,663)
Apache	4,500	1.383%	6/20/10	0.39%	(61,325)	—	(59,278)
Canadian Natural Resources	1,800	5.837%	3/20/10	0.32%	(107,735)	—	(107,062)
General Electric	1,800	4.894%	6/20/10	0.30%	(107,782)	—	(107,152)
JPMorgan Chase	3,000	1.216%	9/20/12	0.39%	(85,318)	—	(83,953)
SLM	3,000	8.006%	12/20/12	2.90%	(442,846)	—	(432,696)
XTO Energy	1,300	2.196%	3/20/10	0.38%	(26,494)	—	(25,918)
Morgan Stanley:
Altria Group	2,500	1.382%	12/20/10	0.95%	(19,886)	—	(17,115)
Bank of America	3,000	1.619%	9/20/12	0.28%	(133,520)	—	(132,540)
Citigroup	3,000	3.14%	9/20/12	0.28%	(276,226)	—	(275,246)
ConocoPhillips	4,700	0.926%	3/20/11	0.23%	(68,628)	—	(67,367)
Republic of Indonesia	7,700	3.969%	3/20/09	0.46%	(36,496)	—	(32,364)
Republic of Peru	7,700	1.207%	3/20/09	0.32%	(9,214)	—	(111)
Russian Federation	8,000	9.944%	3/20/09	0.31%	(103,837)	—	(94,675)
Time Warner	5,000	0.977%	9/20/10	0.58%	(32,072)	—	(28,689)
Ukraine	7,700	35.745%	3/20/09	0.66%	(356,510)	—	(337,735)

					$(8,558,257)	$24,754	$(8,094,705)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects thecost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer ofcredit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(E)	Interest rate swap agreements outstanding at January 31, 2009:

				Rate Type			Upfront	Unrealized
	Notional Amount		Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)		Date	by Portfolio	by Portfolio	Value	Paid/(Received)	(Depreciation)

Bank of America	CAD	111,300	12/20/13	4.25%	3-Month Canadian Bank Bill	$(9,564,947)	$(2,750,930)	$(7,084,504)
Bank of America		$28,200	12/17/28	5.00%	3-Month USD-LIBOR	(6,627,076)	223,472	(6,957,905)
Bank of Nova Scotia	CAD	403,300	12/20/10	4.00%	3-Month Canadian Bank Bill	(16,217,939)	162,146	(17,266,632)
Bank of Nova Scotia	CAD	100,000	12/20/13	4.25%	3-Month Canadian Bank Bill	(8,593,843)	(110,976)	(8,725,892)
Barclays Bank		$189,700	6/17/11	3-Month USD-LIBOR	4.00%	7,806,130	6,939,226	866,904
Barclays Bank		¥15,200,000	6/17/11	1.00%	6-Month JPY-LIBOR	(745,223)	(353,392)	(391,831)
Barclays Bank		£81,500	9/17/13	6-Month GBP-LIBOR	5.00%	10,384,210	(1,803,476)	11,734,560
Barclays Bank		£105,400	9/17/13	6-Month GBP-LIBOR	6.00%	20,035,281	513,799	19,509,992
Barclays Bank		£200,700	3/18/14	6-Month GBP-LIBOR	5.00%	26,880,260	(2,929,134)	29,809,394
Barclays Bank		£60,100	9/17/18	5.00%	6-Month GBP-LIBOR	(8,867,912)	1,552,865	(10,086,632)
Barclays Bank		£88,200	9/17/18	5.50%	6-Month GBP-LIBOR	(18,239,858)	1,623,867	(19,613,729)
Barclays Bank		€32,200	3/18/19	6-month EUR-LIBOR	4.00%	914,553	751,315	163,239
Barclays Bank		$15,900	6/17/24	4.00%	3-Month USD-LIBOR	(1,091,574)	(1,914,890)	823,316
Barclays Bank		£500	3/18/39	6-Month GBP-LIBOR	4.25%	71,583	28,904	42,679
Barclays Bank		£35,000	3/18/39	4.50%	6-Month GBP-LIBOR	(7,242,873)	76,715	(7,319,588)
Barclays Bank		£3,200	3/18/39	4.50%	6-Month GBP-LIBOR	(662,206)	(22,998)	(639,207)
BNP Paribas		¥19,870,000	6/17/11	1.00%	6-Month JPY-LIBOR	(974,183)	(479,237)	(494,946)
BNP Paribas		£100,000	3/18/14	6-Month GBP-LIBOR	5.00%	13,393,254	128,336	13,264,917
Citigroup	AUD	27,300	6/15/14	6-Month Australian Bank Bill	7.25%	2,539,531	(295,830)	2,835,361
Credit Suisse First Boston	AUD	10,700	9/15/11	6-Month Australian Bank Bill	6.25%	365,868	1,140	364,728
Credit Suisse First Boston		£43,100	3/18/14	6-Month GBP-LIBOR	5.00%	5,772,492	(555,020)	6,327,512
Credit Suisse First Boston	AUD	388,100	6/15/14	6-Month Australian Bank Bill	7.25%	36,081,021	11,792,670	24,288,352
Credit Suisse First Boston		$73,500	12/17/18	3-Month USD-LIBOR	5.00%	12,204,915	17,952,528	(5,467,800)
Credit Suisse First Boston		34,800	6/17/24	4.00%	3-Month USD-LIBOR	(2,389,105)	(4,155,816)	1,766,711
Credit Suisse First Boston		£1,200	3/18/39	4.50%	6-Month GBP-LIBOR	(248,327)	(11,190)	(237,137)
Deutsche Bank	AUD	220,400	3/15/10	3-Month Australian Bank Bill	7.50%	6,695,863	(1,189,305)	7,885,168
Deutsche Bank		$120,900	6/17/11	3-Month USD-LIBOR	4.00%	4,975,019	4,409,223	565,796
Deutsche Bank		£152,500	3/18/14	6-Month GBP-LIBOR	5.00%	20,424,712	(2,619,791)	23,044,503
Deutsche Bank		£73,300	9/17/18	5.00%	6-Month GBP-LIBOR	(10,815,607)	1,796,720	(12,204,792)
Deutsche Bank		€53,800	3/18/19	6-month EUR-LIBOR	4.25%	2,971,275	1,536,045	1,435,230
Deutsche Bank		$37,800	6/17/24	4.00%	3-Month USD-LIBOR	(2,595,062)	(4,498,200)	1,903,138
Goldman Sachs		€5,900	3/30/12	5-Year French CPI Ex Tobacco Daily Reference Index	1.96%	72,575	—	72,575
Goldman Sachs		£192,700	9/17/13	6-Month GBP-LIBOR	5.00%	24,552,605	(8,855,891)	32,337,118
Goldman Sachs		€48,400	3/18/14	6-month EUR-LIBOR	4.50%	4,180,167	47,844	4,132,324
Goldman Sachs		£174,700	3/18/14	6-Month GBP-LIBOR	5.00%	23,398,014	(216,349)	23,614,363
Goldman Sachs		£42,700	9/17/18	5.00%	6-Month GBP-LIBOR	(6,300,497)	4,052,175	(10,115,267)
Goldman Sachs		£1,300	9/17/18	5.50%	6-Month GBP-LIBOR	(268,841)	(16,038)	(249,118)
Goldman Sachs		€101,800	3/18/19	6-month EUR-LIBOR	4.00%	2,891,352	2,213,142	678,210
Goldman Sachs		£6,900	3/18/39	4.50%	6-Month GBP-LIBOR	(1,427,881)	(134,322)	(1,293,558)
Goldman Sachs		£21,300	3/18/39	4.50%	6-Month GBP-LIBOR	(4,407,805)	(758,411)	(3,649,394)
JPMorgan Chase	CAD	45,800	12/20/18	4.50%	3-Month Canadian Bank Bill	(5,601,227)	(3,590,768)	(2,132,392)
Merrill Lynch & Co.		£94,500	9/17/13	6-Month GBP-LIBOR	5.00%	12,040,587	(4,342,926)	15,858,109
Merrill Lynch & Co.		$74,500	6/17/14	3-Month USD-LIBOR	4.00%	4,565,366	6,585,800	(2,020,434)
Merrill Lynch & Co.		101,200	12/17/23	5.00%	3-Month USD-LIBOR	(19,955,374)	(34,398)	(20,306,242)
Morgan Stanley	AUD	106,900	6/15/10	6-Month Australian Bank Bill	7.00%	3,569,687	154,406	3,691,035
Morgan Stanley		$380,300	6/17/10	3-Month USD-LIBOR	4.00%	9,457,951	(600,874)	10,058,825
Morgan Stanley	AUD	126,100	6/15/11	6-Month Australian Bank Bill	7.50%	6,528,524	(275,340)	6,803,864
Morgan Stanley	AUD	8,000	3/15/12	6-Month Australian Bank Bill	7.50%	581,898	2,584	579,313
Morgan Stanley		£199,600	9/17/13	6-Month GBP-LIBOR	5.00%	25,431,759	(7,349,049)	31,671,067
Morgan Stanley		£69,700	9/17/18	5.00%	6-Month GBP-LIBOR	(10,284,417)	3,996,599	(13,893,496)
Royal Bank of Canada	CAD	219,100	12/20/13	4.25%	3-Month Canadian Bank Bill	(18,829,110)	(2,222,263)	(17,139,315)
Royal Bank of Scotland		¥68,870,000	6/17/11	1.00%	6-Month JPY-LIBOR	(3,376,547)	(1,475,895)	(1,900,652)
Royal Bank of Scotland		¥40,000	12/17/13	1.50%	6-Month JPY-LIBOR	(10,784)	(7,428)	(3,356)
Royal Bank of Scotland		£110,000	3/18/14	6-Month GBP-LIBOR	5.00%	14,732,579	(415,152)	15,147,731
Royal Bank of Scotland	CAD	63,700	12/20/18	4.50%	3-Month Canadian Bank Bill	(7,790,354)	—	(7,959,940)
Royal Bank of Scotland		€154,100	3/18/19	4.75%	6-month EUR-LIBOR	(16,778,395)	1,636,095	(18,414,490)
Royal Bank of Scotland		€4,600	3/18/19	5.00%	6-month EUR-LIBOR	(624,247)	(87,987)	(536,260)
Royal Bank of Scotland		£100	3/18/19	5.00%	6-Month GBP-LIBOR	(14,957)	(4,336)	(10,622)
Royal Bank of Scotland		$3,980	6/17/19	3-Month USD-LIBOR	4.00%	278,797	469,488	(190,692)
Royal Bank of Scotland		30,100	12/17/23	5.00%	3-Month USD-LIBOR	(5,935,343)	242,869	(6,292,803)
Royal Bank of Scotland		20,700	6/17/24	4.00%	3-Month USD-LIBOR	(1,421,105)	(2,503,665)	1,082,560
Royal Bank of Scotland		21,600	12/17/28	5.00%	3-Month USD-LIBOR	(5,076,058)	378,432	(5,536,721)
Royal Bank of Scotland		12,800	6/17/29	3.00%	3-Month USD-LIBOR	830,435	(598,400)	1,428,835
Royal Bank of Scotland		122,600	12/17/38	5.00%	3-Month USD-LIBOR	(37,505,565)	(15,166,200)	(23,174,061)
Royal Bank of Scotland		£11,100	3/18/39	4.50%	6-Month GBP-LIBOR	(2,297,025)	(130,045)	(2,166,980)
UBS	AUD	238,100	3/15/10	3-Month Australian Bank Bill	7.50%	7,233,598	444,194	6,789,403
UBS	AUD	19,400	9/15/10	3-Month Australian Bank Bill	6.00%	369,884	(8,987)	378,871
UBS	AUD	236,000	6/15/12	3-Month Australian Bank Bill	4.50%	235,318	—	235,318

						$69,685,796	$(2,772,310)	$67,714,633

AUD—Australian Dollar
£/GBP—British Pound
CAD—Canadian Dollar
€/EUR—Euro
¥/JPY—Japanese Yen
LIBOR — London Inter-Bank Offered Rate

(F)	Forward foreign currency contracts outstanding at January 31, 2009:

				Unrealized
		U.S. $ Value	U.S. $ Value	Appreciation
	Counterparty	Origination Date	January 31, 2009	(Depreciation)

Purchased:
52,430,000 Australian Dollar settling 2/13/09	Citigroup	$35,467,427	$33,313,991	$(2,153,436)
9,888,000 Australian Dollar settling 2/19/09	Morgan Stanley	6,469,774	6,279,862	(189,912)
86,733,000 Brazilian Real settling 2/3/09	Barclays Bank	34,500,000	37,332,616	2,832,616
18,263,224 Brazilian Real settling 2/3/09	HSBC Bank USA	8,006,674	7,861,067	(145,607)
95,786,902 Brazilian Real settling 2/3/09	UBS	41,145,576	41,229,700	84,124
6,790,000 British Pound settling 2/26/09	Morgan Stanley	9,704,540	9,785,902	81,362
67,782,000 Canadian Dollar settling 2/26/09	Deutsche Bank	55,405,992	54,651,381	(754,611)
511,455,000 Chilean Peso settling 5/14/09	HSBC Bank USA	781,444	821,189	39,745
202,850,155 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	31,222,000	29,130,419	(2,091,581)
21,899,200 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	3,165,469	3,132,640	(32,829)
14,159,640 Chinese Yuan Renminbi settling 9/8/09	Citigroup	2,040,000	2,025,511	(14,489)
587,306,053 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	90,169,000	84,340,441	(5,828,559)
64,303,430 Chinese Yuan Renminbi settling 9/8/09	Deutsche Bank	9,280,000	9,198,488	(81,512)
496,865,660 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	76,634,000	71,352,694	(5,281,306)
28,635,990 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	4,130,000	4,096,326	(33,674)
58,029,000 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	9,000,000	8,333,290	(666,710)
11,666,070 Chinese Yuan Renminbi settling 9/8/09	JPMorgan Chase	1,690,000	1,668,810	(21,190)
18,000,000 Euro settling 2/12/09	Barclays Bank	24,600,240	23,063,630	(1,536,610)
471,000 Euro settling 2/12/09	BNP Paribas Bank	610,783	603,498	(7,285)
227,000 Euro settling 2/12/09	Deutsche Bank	300,133	290,858	(9,275)
44,367,000 Euro settling 2/12/09	HSBC Bank USA	58,258,308	56,848,004	(1,410,304)
2,899,000 Euro settling 2/12/09	JPMorgan Chase & Co.	3,882,703	3,714,526	(168,177)
118,918,800 Indian Rupee settling 4/9/09	Bank of America	2,340,000	2,417,473	77,473
179,072,253 Indian Rupee settling 4/9/09	Barclays Bank	3,588,441	3,640,318	51,877
100,500,000 Indian Rupee settling 4/9/09	Citigroup	2,010,000	2,043,041	33,041
101,304,000 Indian Rupee settling 4/9/09	Deutsche Bank	2,010,000	2,059,386	49,386
150,050,100 Indian Rupee settling 4/9/09	HSBC Bank USA	3,000,000	3,050,334	50,334
496,694,090 Japanese Yen settling 3/5/09	JPMorgan Chase & Co.	5,533,000	5,533,202	202
35,035 Malaysian Ringgit settling 4/14/09	Bank of America	10,000	9,696	(304)
85,318 Malaysian Ringgit settling 2/12/09	Barclays Bank	24,116	23,641	(475)
34,955 Malaysian Ringgit settling 4/14/09	Barclays Bank	10,000	9,674	(326)
105,480 Malaysian Ringgit settling 4/14/09	Citigroup	30,000	29,192	(808)
120,000 Malaysian Ringgit settling 2/12/09	Deutsche Bank	34,399	33,251	(1,148)
107,260 Malaysian Ringgit settling 4/14/09	HSBC Bank USA	30,000	29,685	(315)
142,818 Malaysian Ringgit settling 2/12/09	JPMorgan Chase	40,000	39,574	(426)
84,105 Mexican Peso settling 5/19/09	Merrill Lynch Int’l Bank	6,309	5,736	(573)
496,099 Mexican Peso settling 5/19/09	Citigroup	45,459	33,832	(11,627)
25,061,000 Norwegian Krone settling 3/5/09	Morgan Stanley	3,509,059	3,619,945	110,886
28,486,904 Polish Zloty settling 5/6/09	HSBC Bank USA	12,622,698	8,140,519	(4,482,179)
1,721,520,486 Russian Ruble settling 5/6/09	Deutsche Bank	71,705,291	44,263,979	(27,441,312)
578,097,242 Russian Ruble settling 5/6/09	JPMorgan Chase	23,238,278	14,864,118	(8,374,160)
1,500,000 Taiwan Dollar settling 2/9/09	Merrill Lynch Int’l Bank	48,727	44,608	(4,119)
2,083,304 Taiwan Dollar settling 2/9/09	Barclays Bank	67,922	61,954	(5,968)
6,083,304 Taiwan Dollar settling 5/8/09	Citigroup	184,510	180,160	(4,350)
1,000,000 Taiwan Dollar settling 2/9/09	Deutsche Bank	32,701	29,738	(2,963)
1,000,000 Taiwan Dollar settling 2/9/09	Morgan Stanley	32,680	29,739	(2,941)
500,000 Taiwan Dollar settling 2/9/09	UBS	16,343	14,869	(1,474)
Sold:
48,984,865 Australian Dollar settling 2/26/09	Citigroup	32,281,908	31,093,127	1,188,781
101,243,800 Australian Dollar settling 2/20/09	Westpac Banking	68,339,565	64,294,813	4,044,752
39,546,039 Brazilian Real settling 2/3/09	Barclays Bank	14,783,000	17,021,861	(2,238,861)
19,469,100 Brazilian Real settling 2/3/09	Deutsche Bank	7,300,000	8,380,114	(1,080,114)
1,776,387 Brazilian Real settling 2/3/09	HSBC Bank USA	669,400	764,613	(95,213)
18,263,224 Brazilian Real settling 6/2/09	HSBC Bank USA	7,768,279	7,602,758	165,521
26,675,000 Brazilian Real settling 2/3/09	JPMorgan Chase	10,000,000	11,481,760	(1,481,760)
113,316,600 Brazilian Real settling 2/3/09	UBS	42,800,000	48,775,035	(5,975,035)
14,735,000 British Pound settling 2/26/09	Barclays Bank	20,031,894	21,236,416	(1,204,522)
15,193,000 British Pound settling 2/26/09	Credit Suisse First Boston	22,237,660	21,896,496	341,164
58,742,000 British Pound settling 2/26/09	Deutsche Bank	89,052,872	84,660,302	4,392,570
10,925,000 British Pound settling 2/26/09	JPMorgan Chase & Co.	15,981,527	15,745,358	236,169
486,021,131 Chinese Yuan Renminbi settling 7/15/09	Barclays Bank	67,232,121	69,795,359	(2,563,238)
158,073,000 Chinese Yuan Renminbi settling 7/15/09	Citigroup	21,768,643	22,700,169	(931,526)
140,664,330 Chinese Yuan Renminbi settling 9/8/09	Citigroup	19,392,615	20,121,775	(729,160)
160,964,000 Chinese Yuan Renminbi settling 7/15/09	Deutsche Bank	22,272,589	23,115,333	(842,744)
161,279,000 Chinese Yuan Renminbi settling 7/15/09	HSBC Bank USA	22,277,643	23,160,568	(882,925)
378,713,737 Chinese Yuan Renminbi settling 7/15/09	JPMorgan Chase	52,060,483	54,385,415	(2,324,932)
92,948,000 Euro settling 2/12/09	JPMorgan Chase & Co.	125,522,066	119,095,459	6,426,607
658,920,000 Indian Rupee settling 4/9/09	Bank of America	11,883,138	13,395,032	(1,511,894)
5,125,510,000 Japanese Yen settling 3/5/09	BNP Paribas Bank	54,573,147	57,098,487	(2,525,340)
138,875 Malaysian Ringgit settling 4/14/09	Barclays Bank	37,944	38,435	(491)
143,855 Malaysian Ringgit settling 4/14/09	Citigroup	39,251	39,813	(562)
186,434 Malaysian Ringgit settling 2/12/09	Deutsche Bank	51,050	51,659	(609)
161,701 Malaysian Ringgit settling 2/12/09	HSBC Bank USA	44,265	44,806	(541)
1,212,271 Polish Zloty settling 5/6/09	Barclays Bank	397,466	346,423	51,043
258,691 Polish Zloty settling 5/6/09	HSBC Bank USA	84,800	73,925	10,875
255,942 Polish Zloty settling 5/6/09	JPMorgan Chase	83,833	73,139	10,694
26,760,000 Polish Zloty settling 5/6/09	UBS	8,818,877	7,647,033	1,171,844
789,451,845 Russian Ruble settling 5/6/09	Barclays Bank	25,943,722	20,298,498	5,645,224
313,396,068 Russian Ruble settling 5/6/09	Deutsche Bank	10,343,104	8,058,084	2,285,020
873,370,080 Russian Ruble settling 5/6/09	HSBC Bank USA	28,649,756	22,456,216	6,193,540
323,399,735 Russian Ruble settling 5/6/09	JPMorgan Chase	10,056,656	8,315,300	1,741,356
334,010 Singapore Dollar settling 4/14/09	JPMorgan Chase & Co.	225,683	221,009	4,674
6,083,304 Taiwan Dollar settling 2/9/09	Citigroup	183,663	180,907	2,756

				$(47,828,366)

The Portfolio received $9,280,000 principal value in U.S. Treasury Bills and $222,890,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy. Collateral received as securities cannot be pledged.
(G)	Short sales outstanding at January 31, 2009:

	Coupon	Maturity	Principal	Proceeds	Value

Fannie Mae	5.00%	TBA	$171,800,000	$177,460,750	$175,746,074
Fannie Mae	5.50%	TBA	100,000	102,062	102,359

					$175,848,433

Fair Value Measurements–Effective November 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices	$81,450	$(3,702,014)
Level 2 - Other Significant Observable Inputs	3,376,803,398	(181,116,763)
Level 3 - Significant Unobservable Inputs	27,590,177	41,382,241

Total	$3,404,475,025	$(143,436,536)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of January 31, 2009, is as follows:

		Other
	Investments in	Financial
	Securities	Instruments

Beginning balance, 10/31/08	$48,259,200	$52,865,238
Net purchases (sales) and settlements	(23,630,790)	(39,103,047)
Accrued discounts (premiums)	10,374	(329,873)
Total realized gain (loss)	659,923	—
Total change in unrealized gain (loss)	213,459	27,949,923
Transfers in and/or out of Level 3	2,078,011	—

Ending balance, 1/31/09	$27,590,177	$41,382,241

Fixed Income SHares — Series H Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS—98.8%
Arizona—10.0%
$100	Apache Cnty. Industrial Dev. Auth. Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33	Baa3/BBB-	$76,842
100	Health Facs. Auth. Rev., Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	58,773
100	Pima Cnty. Industrial Dev. Auth. Rev., Choice Education and Dev. Corp., 6.375%, 6/1/36	NR/NR	71,831

			207,446

California—9.5%
100	Statewide Community Dev. Auth. Rev., Baptist Univ., 5.50%, 11/1/38, Ser. A	NR/NR	58,901
150	Univ. Rev., 5.00%, 5/15/41, Ser. D (MBIA-FGIC)	Aa2/AA-	139,785

			198,686

Colorado—2.8%
100	Health Facs. Auth. Rev., Volunteers of America, 5.25%, 7/1/27	NR/NR	59,012

Florida—3.1%
100	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/37	NR/NR	64,085

Illinois—3.1%
100	Finance Auth. Rev., Dekalb Supportive Living, 6.10%, 12/1/41 (d)	NR/NR	63,862

Indiana—3.1%
100	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.70%, 9/1/37 (a)(c)	NR/NR	64,580

Iowa—2.7%
100	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%,11/15/37	NR/NR	55,469

Maryland—5.9%
	Health & Higher Educational Facs. Auth. Rev.,
100	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	46,934
100	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	75,458

			122,392

Michigan—9.5%
100	Kalamazoo Economic Dev. Corp. Rev., Heritage Community, 5.50%, 5/15/36	NR/NR	61,618
95	Meridian Economic Dev. Corp. Rev., Burcham Hills, 5.25%, 7/1/26, Ser. A-1	NR/NR	59,040
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	76,171

			196,829

Minnesota—6.1%
100	North Oaks Presbyterian Homes Rev., 6.125%, 10/1/39	NR/NR	71,757
100	St. Paul Housing & Redev. Auth. Multifamily Housing Rev., Marian Center, 5.375%, 5/1/43	NR/NR	55,832

			127,589

Fixed Income SHares — Series H Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Missouri—3.3%
$100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/25, Ser. B (d)	NR/NR	$68,116

New Jersey—2.8%
100	Middlesex Cnty. Improvement Auth. Rev., Heldrich Center Hotel, 6.125%, 1/1/25, Ser. B	NR/NR	58,602

New Mexico—3.4%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	70,514

Ohio—3.1%
100	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2	Baa3/BBB	63,840

Pennsylvania—2.5%
100	Allegheny Cnty. Hospital Dev. Auth. Rev., 5.375%, 11/15/40, Ser. A	Ba3/BB	51,626

Tennessee—3.3%
100	Blount Cnty. Health & Educational Facs. Board Rev., Asbury, Inc., 5.125%, 4/1/23, Ser. A	NR/NR	69,872

Texas—11.3%
100	Maverick Cnty. Public Fac. Corp. Rev., 6.375%, 2/1/29, Ser. A-1	NR/NR	72,040
100	North Texas Tollway Auth. Rev., 5.75%, 1/1/33, Ser. F	A3/BBB+	88,762
100	Willacy Cnty. Rev., 6.875%, 9/1/28, Ser. A-1	NR/NR	74,868

			235,670

Utah—6.9%
100	Spanish Fork City Charter School Rev., American Leadership Academy, 5.55%, 11/15/21 (a)(b)	NR/NR	75,088
100	Utah Cnty. Lincoln Academy Charter School Rev., GO, 5.875%, 6/15/37, Ser. A (a)(c)	NR/NR	68,798

			143,886

Virginia—3.2%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	66,953

Wisconsin—3.2%
100	Milwaukee Redev. Auth. Rev., Academy of Learning, 5.65%, 8/1/37, Ser. A	NR/NR	66,098

	Total Municipal Bonds (cost—$3,035,543)		2,055,127

Shares
MUTUAL FUND—1.0%
20,000	SSgA Tax Free Money Market Fund (cost—$20,000)		20,000

	Total Investments (cost—$3,055,543)	99.8%	2,075,127
	Other assets less liabilities	0.2	3,712

	Net Assets	100.0%	$2,078,839

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $208,466, representing 10.03% of net assets.

(b)	Illiquid security.

(c)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Subject to Alternative Minimum Tax.
Glossary:

FGIC—insured by Financial Guaranty Insurance Co.
GO—General Obligation Bond
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Other Investments:
(1) Interest rate swap agreements outstanding at January 31, 2009:

			Rate Type			Upfront
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Unrealized
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	Value	Paid	Depreciation

Deutsche Bank	$100	12/17/28	5.00%	3-Month USD-LIBOR	$(23,500)	$1,206	$(25,086)

LIBOR	— London Inter-Bank Offered Rate

Fair Value Measurements–Effective November 1, 2008, the Portofilo adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is definded as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	2,075,127	(25,086)
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,075,127	$(25,086)

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—412.6%
	Fannie Mae—171.6%
$85	0.856%, 8/25/21, CMO, FRN (l)	Aaa/AAA	$84,190
3,653	4.00%, 11/25/19, CMO (l)	Aaa/AAA	3,582,569
86	4.009%, 5/1/18, FRN, MBS	Aaa/AAA	86,970
100	4.018%, 1/1/18, FRN, MBS	Aaa/AAA	99,381
61	4.331%, 6/1/20, FRN, MBS	Aaa/AAA	59,602
53	4.375%, 5/1/17, FRN, MBS	Aaa/AAA	53,613
513	4.387%, 10/1/34, FRN, MBS	Aaa/AAA	516,518
850	4.483%, 1/1/22, FRN, MBS	Aaa/AAA	848,870
300	4.50%, 11/25/14, CMO (l)	Aaa/AAA	303,061
11,923	4.50%, 11/1/18, MBS	Aaa/AAA	12,153,283
7,037	4.50%, 5/1/19, MBS	Aaa/AAA	7,173,056
6,856	4.50%, 11/1/19, MBS	Aaa/AAA	6,988,171
2,236	4.50%, 8/1/20, MBS (l)	Aaa/AAA	2,272,015
682	4.50%, 11/1/20, MBS (l)	Aaa/AAA	692,627
1,639	4.50%, 7/1/21, MBS (l)	Aaa/AAA	1,663,901
269	4.50%, 12/1/21, MBS (l)	Aaa/AAA	272,458
554	4.50%, 1/1/22, MBS (l)	Aaa/AAA	562,367
30	4.50%, 2/1/22, MBS (l)	Aaa/AAA	29,962
6,646	4.50%, 4/1/22, MBS (l)	Aaa/AAA	6,746,039
26,500	4.50%, 5/1/22, MBS (l)	Aaa/AAA	26,897,864
1,070	4.50%, 6/1/22, MBS (l)	Aaa/AAA	1,086,031
4,658	4.50%, 7/1/22, MBS (l)	Aaa/AAA	4,727,414
28,680	4.50%, 3/1/23, MBS	Aaa/AAA	29,109,919
35,159	4.50%, 4/1/23, MBS (l)	Aaa/AAA	35,686,741
65,322	4.50%, 5/1/23, MBS (l)	Aaa/AAA	66,301,256
26,893	4.50%, 6/1/23, MBS	Aaa/AAA	27,295,926
369	4.50%, 7/1/23, MBS	Aaa/AAA	373,965
897	4.50%, 9/1/23, MBS	Aaa/AAA	910,090
1,282	4.50%, 10/1/23, MBS	Aaa/AAA	1,302,911
12,202	4.50%, 1/25/25, CMO (l)	Aaa/AAA	12,293,171
8,500	4.50%, 11/25/26, CMO (l)	Aaa/AAA	8,047,325
1,670	4.522%, 1/1/20, FRN, MBS	Aaa/AAA	1,665,389
440	4.527%, 12/1/34, FRN, MBS	Aaa/AAA	443,760
252	4.54%, 12/1/32, FRN, MBS	Aaa/AAA	253,296
4,228	4.617%, 11/1/35, FRN, MBS (l)	Aaa/AAA	4,288,732
484	4.649%, 9/1/32, FRN, MBS	Aaa/AAA	474,719
3,507	4.682%, 1/1/34, FRN, MBS (l)	Aaa/AAA	3,557,168
17	4.725%, 11/1/32, FRN, MBS	Aaa/AAA	17,549
725	4.774%, 4/1/35, FRN, MBS	Aaa/AAA	736,972
787	4.812%, 5/1/28, FRN, MBS	Aaa/AAA	780,979
62	4.821%, 10/1/32, FRN, MBS	Aaa/AAA	62,422
308	4.847%, 1/1/33, FRN, MBS	Aaa/AAA	304,472
34	4.872%, 9/1/32, FRN, MBS	Aaa/AAA	34,270
900	4.889%, 1/1/33, FRN, MBS	Aaa/AAA	909,773
1,716	5.00%, 9/25/14, CMO	Aaa/AAA	1,785,083
200	5.00%, 1/25/16, CMO (l)	Aaa/AAA	202,969
360	5.00%, 1/1/17, MBS	Aaa/AAA	370,821
234	5.00%, 9/1/17, MBS (l)	Aaa/AAA	240,359
67	5.00%, 11/1/17, MBS (l)	Aaa/AAA	68,712
20	5.00%, 12/1/17, MBS	Aaa/AAA	20,519

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

		Fannie Mae (continued)
$169		5.00%, 4/1/18, MBS (l)	Aaa/AAA	$173,980
271		5.00%, 6/1/18, MBS (l)	Aaa/AAA	276,994
25		5.00%, 9/1/18, MBS	Aaa/AAA	25,143
2,097		5.00%, 6/1/19, MBS (l)	Aaa/AAA	2,153,699
2,269		5.00%, 7/1/19, MBS (l)	Aaa/AAA	2,330,506
5,182		5.00%, 8/1/19, MBS (l)	Aaa/AAA	5,321,436
3,551		5.00%, 9/1/19, MBS (l)	Aaa/AAA	3,647,264
1,669		5.00%, 10/1/19, MBS (l)	Aaa/AAA	1,713,426
1,715		5.00%, 7/1/20, MBS (l)	Aaa/AAA	1,758,143
5,612		5.00%, 8/1/20, MBS (l)	Aaa/AAA	5,763,622
2,373		5.00%, 10/1/20, MBS (l)	Aaa/AAA	2,433,169
2,284		5.00%, 11/1/20, MBS (l)	Aaa/AAA	2,342,283
788		5.00%, 12/1/20, MBS (l)	Aaa/AAA	808,271
2,569		5.00%, 1/1/21, MBS (l)	Aaa/AAA	2,633,496
5,619		5.00%, 2/1/21, MBS (l)	Aaa/AAA	5,759,900
1,358		5.00%, 3/1/21, MBS (l)	Aaa/AAA	1,392,066
336		5.00%, 4/1/21, MBS (l)	Aaa/AAA	343,990
1,940		5.00%, 5/1/21, MBS (l)	Aaa/AAA	1,988,025
538		5.00%, 6/1/21, MBS (l)	Aaa/AAA	551,791
70		5.00%, 7/1/21, MBS (l)	Aaa/AAA	71,714
616		5.00%, 9/1/21, MBS (l)	Aaa/AAA	631,453
1,244		5.00%, 10/1/21, MBS (l)	Aaa/AAA	1,274,831
675		5.00%, 11/1/21, MBS (j)(l)	Aaa/AAA	691,877
254		5.00%, 12/1/21, MBS (l)	Aaa/AAA	260,872
4,345		5.00%, 1/1/22, MBS (l)	Aaa/AAA	4,451,760
2,301		5.00%, 2/1/22, MBS (l)	Aaa/AAA	2,358,495
1,065		5.00%, 3/1/22, MBS (l)	Aaa/AAA	1,091,511
10,361		5.00%, 4/1/22, MBS (l)	Aaa/AAA	10,615,147
10,041		5.00%, 5/1/22, MBS (l)	Aaa/AAA	10,286,869
6,320		5.00%, 6/1/22, MBS (l)	Aaa/AAA	6,474,676
17,902		5.00%, 7/1/22, MBS (l)	Aaa/AAA	18,340,963
269		5.00%, 8/1/22, MBS	Aaa/AAA	275,657
2,406		5.00%, 9/1/22, MBS	Aaa/AAA	2,464,941
53		5.00%, 10/1/22, MBS	Aaa/AAA	54,683
97		5.00%, 11/1/22, MBS	Aaa/AAA	99,312
4,253		5.00%, 12/1/22, MBS	Aaa/AAA	4,357,357
5,105		5.00%, 1/1/23, MBS	Aaa/AAA	5,230,572
3,216		5.00%, 2/1/23, MBS	Aaa/AAA	3,295,404
2,832		5.00%, 3/1/23, MBS	Aaa/AAA	2,901,148
7,938		5.00%, 4/1/23, MBS	Aaa/AAA	8,132,726
14,594		5.00%, 5/1/23, MBS	Aaa/AAA	14,952,344
20,591		5.00%, 6/1/23, MBS (l)	Aaa/AAA	21,096,383
14,905		5.00%, 7/1/23, MBS	Aaa/AAA	15,270,573
9,278		5.00%, 8/1/23, MBS (l)	Aaa/AAA	9,505,796
3,196		5.00%, 9/1/23, MBS	Aaa/AAA	3,274,046
5,519		5.00%, 10/1/23, MBS (l)	Aaa/AAA	5,654,401
99		5.00%, 11/1/23, MBS	Aaa/AAA	100,900
3,470		5.00%, 12/1/23, MBS	Aaa/AAA	3,554,720
—	(g)	5.00%, 11/1/33, MBS	Aaa/AAA	46
553,242		5.00%, 6/1/35, MBS (j)(l)	Aaa/AAA	563,753,864
27,694		5.00%, 7/1/35, MBS (l)	Aaa/AAA	28,254,781

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$5,000	5.00%, TBA, MBS (d)	Aaa/AAA	$5,080,470
736	5.024%, 2/1/33, FRN, MBS	Aaa/AAA	751,931
145	5.095%, 9/1/27, FRN, MBS (j)	Aaa/AAA	145,606
358	5.095%, 5/1/33, FRN, MBS	Aaa/AAA	358,836
659	5.172%, 9/1/35, FRN, MBS	Aaa/AAA	651,092
434	5.323%, 5/1/34, FRN, MBS	Aaa/AAA	434,771
118	5.50%, 4/1/16, MBS (l)	Aaa/AAA	121,740
51	5.50%, 7/1/16, MBS (l)	Aaa/AAA	52,574
19	5.50%, 1/1/17, MBS	Aaa/AAA	19,778
89	5.50%, 9/1/17, MBS (l)	Aaa/AAA	91,633
43	5.50%, 10/1/17, MBS (l)	Aaa/AAA	44,765
73	5.50%, 11/1/17, MBS (l)	Aaa/AAA	75,929
24	5.50%, 1/1/18, MBS	Aaa/AAA	25,089
59	5.50%, 2/1/18, MBS (l)	Aaa/AAA	61,442
122	5.50%, 4/1/18, MBS (l)	Aaa/AAA	126,540
54	5.50%, 11/1/18, MBS (l)	Aaa/AAA	55,773
113	5.50%, 12/1/18, MBS (l)	Aaa/AAA	116,416
50	5.50%, 1/1/19, MBS (l)	Aaa/AAA	51,336
30	5.50%, 4/1/19, MBS (l)	Aaa/AAA	30,478
33	5.50%, 8/1/19, MBS (l)	Aaa/AAA	34,524
67	5.50%, 9/1/19, MBS (l)	Aaa/AAA	70,129
44	5.50%, 10/1/19, MBS (l)	Aaa/AAA	45,357
21	5.50%, 3/1/20, MBS	Aaa/AAA	22,020
31	5.50%, 6/1/20, MBS (l)	Aaa/AAA	31,978
13	5.50%, 7/1/20, MBS	Aaa/AAA	13,468
1,152	5.50%, 2/25/24, CMO	Aaa/AAA	1,204,814
855	5.50%, 10/1/32, MBS (l)	Aaa/AAA	878,315
1,362	5.50%, 11/1/32, MBS (j)(l)	Aaa/AAA	1,401,486
102	5.50%, 12/1/32, MBS (l)	Aaa/AAA	104,628
2,514	5.50%, 1/1/33, MBS (l)	Aaa/AAA	2,583,967
2,486	5.50%, 2/1/33, MBS (j)(l)	Aaa/AAA	2,555,431
20	5.50%, 2/1/33, MBS	Aaa/AAA	21,051
341	5.50%, 3/1/33, MBS (l)	Aaa/AAA	350,408
4,640	5.50%, 4/1/33, MBS (j)(l)	Aaa/AAA	4,767,358
1,259	5.50%, 5/1/33, MBS (l)	Aaa/AAA	1,293,233
16,341	5.50%, 6/1/33, MBS (l)	Aaa/AAA	16,787,464
14,310	5.50%, 7/1/33, MBS (j)(l)	Aaa/AAA	14,701,075
480	5.50%, 8/1/33, MBS (l)	Aaa/AAA	492,926
2,861	5.50%, 9/1/33, MBS (l)	Aaa/AAA	2,939,282
51	5.50%, 10/1/33, MBS (l)	Aaa/AAA	52,486
52	5.50%, 11/1/33, MBS (l)	Aaa/AAA	54,075
3,464	5.50%, 12/1/33, MBS (l)	Aaa/AAA	3,558,557
6,331	5.50%, 1/1/34, MBS (l)	Aaa/AAA	6,503,509
304	5.50%, 2/1/34, MBS (l)	Aaa/AAA	312,006
339	5.50%, 3/1/34, MBS (l)	Aaa/AAA	348,647
19	5.50%, 4/1/34, MBS	Aaa/AAA	19,001
886	5.50%, 5/1/34, MBS (l)	Aaa/AAA	909,060
413	5.50%, 1/1/35, MBS (l)	Aaa/AAA	424,106
1,107	5.50%, 2/1/35, MBS (l)	Aaa/AAA	1,138,240
425	5.50%, 3/1/36, MBS (d)(l)	Aaa/AAA	435,170
489	5.50%, 7/1/36, MBS (d)(l)	Aaa/AAA	500,990

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$1,817	5.50%, 8/1/36, MBS (d)(l)	Aaa/AAA	$1,861,284
29,475	5.50%, 9/1/36, MBS (l)	Aaa/AAA	30,242,920
2,516	5.50%, 10/1/36, MBS (l)	Aaa/AAA	2,577,617
26,228	5.50%, 11/1/36, MBS (j)(l)	Aaa/AAA	26,866,711
24,430	5.50%, 12/1/36, MBS (l)	Aaa/AAA	25,024,459
18,409	5.50%, 1/1/37, MBS (l)	Aaa/AAA	18,856,991
96,731	5.50%, 2/1/37, MBS (l)	Aaa/AAA	99,085,172
83,140	5.50%, 3/1/37, MBS (l)	Aaa/AAA	85,160,590
35,568	5.50%, 4/1/37, MBS (l)	Aaa/AAA	36,431,978
32,424	5.50%, 5/1/37, MBS (l)	Aaa/AAA	33,212,165
18,279	5.50%, 6/1/37, MBS (l)	Aaa/AAA	18,724,402
9	5.50%, 7/1/37, MBS	Aaa/AAA	9,339
967	5.50%, 9/1/37, MBS (l)	Aaa/AAA	990,919
28,365	5.50%, 2/1/38, MBS (l)	Aaa/AAA	29,054,516
512	5.50%, 4/1/38, MBS (l)	Aaa/AAA	524,857
66	5.50%, 5/1/38, MBS (l)	Aaa/AAA	67,698
24,078	5.50%, 6/1/38, MBS (l)	Aaa/AAA	24,663,223
4,540	5.50%, 8/1/38, MBS (l)	Aaa/AAA	4,650,684
36,649	5.50%, 9/1/38, MBS (l)	Aaa/AAA	37,539,805
9,204	5.50%, 10/1/38, MBS (l)	Aaa/AAA	9,427,969
122,300	5.50%, TBA, MBS (d)	Aaa/AAA	125,115,266
34	5.547%, 3/25/41, CMO, FRN (l)	Aaa/AAA	32,552
31	5.642%, 5/25/42, CMO, FRN	Aaa/AAA	27,275
1,523	6.00%, 3/1/21, MBS (l)	Aaa/AAA	1,586,686
1,514	6.00%, 9/1/21, MBS (l)	Aaa/AAA	1,577,364
1,563	6.00%, 12/1/21, MBS (l)	Aaa/AAA	1,628,350
3,538	6.00%, 3/1/22, MBS (l)	Aaa/AAA	3,685,224
15,615	6.00%, 6/1/22, MBS (l)	Aaa/AAA	16,264,737
1,658	6.00%, 7/1/22, MBS (l)	Aaa/AAA	1,727,245
1,467	6.00%, 8/1/22, MBS (l)	Aaa/AAA	1,527,637
1,455	6.00%, 9/1/22, MBS (l)	Aaa/AAA	1,515,012
9,117	6.00%, 10/1/22, MBS (l)	Aaa/AAA	9,495,372
503	6.00%, 11/1/22, MBS (l)	Aaa/AAA	523,446
9,898	6.00%, 2/1/23, MBS (l)	Aaa/AAA	10,310,037
3,204	6.00%, 4/1/23, MBS (l)	Aaa/AAA	3,336,686
284	6.00%, 6/1/23, MBS (l)	Aaa/AAA	293,390
3,235	6.00%, 7/1/23, MBS (l)	Aaa/AAA	3,369,342
1,441	6.00%, 8/1/23, MBS (l)	Aaa/AAA	1,501,084
3,232	6.00%, 9/1/23, MBS (l)	Aaa/AAA	3,366,164
200	6.00%, 8/1/26, MBS (l)	Aaa/AAA	206,159
6,180	6.00%, 10/1/26, MBS (l)	Aaa/AAA	6,385,242
19,310	6.00%, 12/1/26, MBS (l)	Aaa/AAA	19,950,447
9,220	6.00%, 3/1/27, MBS (l)	Aaa/AAA	9,518,918
6,439	6.00%, 5/1/27, MBS (l)	Aaa/AAA	6,648,116
7,596	6.00%, 6/1/27, MBS (l)	Aaa/AAA	7,842,166
12,666	6.00%, 7/1/27, MBS (l)	Aaa/AAA	13,077,076
4,673	6.00%, 8/1/27, MBS (l)	Aaa/AAA	4,824,510
3,823	6.00%, 9/1/27, MBS (l)	Aaa/AAA	3,947,080
1,304	6.00%, 10/1/27, MBS (l)	Aaa/AAA	1,345,958
66	6.00%, 7/1/29, MBS (l)	Aaa/AAA	68,661
400	6.00%, 12/1/31, MBS (l)	Aaa/AAA	415,421

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$16	6.00%, 1/1/33, MBS	Aaa/AAA	$16,348
76	6.00%, 6/1/33, MBS (l)	Aaa/AAA	78,954
14	6.00%, 3/1/34, MBS	Aaa/AAA	14,280
23	6.00%, 6/1/34, MBS	Aaa/AAA	23,861
31	6.00%, 7/1/34, MBS (l)	Aaa/AAA	31,998
93	6.00%, 8/1/34, MBS (l)	Aaa/AAA	96,228
106	6.00%, 9/1/34, MBS (l)	Aaa/AAA	109,930
977	6.00%, 10/1/34, MBS (l)	Aaa/AAA	1,010,757
744	6.00%, 1/1/35, MBS (l)	Aaa/AAA	769,009
122	6.00%, 2/1/35, MBS (l)	Aaa/AAA	126,034
102	6.00%, 4/1/35, MBS (l)	Aaa/AAA	105,695
242	6.00%, 5/1/35, MBS (l)	Aaa/AAA	250,747
2,622	6.00%, 7/1/35, MBS (l)	Aaa/AAA	2,708,174
13,101	6.00%, 8/1/35, MBS (l)	Aaa/AAA	13,532,606
103	6.00%, 9/1/35, MBS (l)	Aaa/AAA	106,640
2,255	6.00%, 10/1/35, MBS (j)(l)	Aaa/AAA	2,329,599
7,560	6.00%, 11/1/35, MBS (l)	Aaa/AAA	7,809,346
6,815	6.00%, 12/1/35, MBS (l)	Aaa/AAA	7,039,431
2,079	6.00%, 1/1/36, MBS (l)	Aaa/AAA	2,147,075
1,627	6.00%, 4/1/36, MBS (l)	Aaa/AAA	1,679,356
66	6.00%, 5/1/36, MBS (l)	Aaa/AAA	67,550
1,044	6.00%, 6/1/36, MBS (l)	Aaa/AAA	1,077,414
20,200	6.00%, 7/1/36, MBS (l)	Aaa/AAA	20,845,778
11,725	6.00%, 8/1/36, MBS (l)	Aaa/AAA	12,100,585
15,901	6.00%, 9/1/36, MBS (j)(l)	Aaa/AAA	16,420,818
4,267	6.00%, 10/1/36, MBS (j)(l)	Aaa/AAA	4,403,169
1,108	6.00%, 11/1/36, MBS (l)	Aaa/AAA	1,144,029
4,665	6.00%, 12/1/36, MBS (j)(l)	Aaa/AAA	4,814,759
4,547	6.00%, 1/1/37, MBS (l)	Aaa/AAA	4,692,672
1,028	6.00%, 3/1/37, MBS (j)(l)	Aaa/AAA	1,060,963
4,372	6.00%, 4/1/37, MBS (l)	Aaa/AAA	4,510,970
6,602	6.00%, 5/1/37, MBS (l)	Aaa/AAA	6,812,055
41,850	6.00%, 6/1/37, MBS (l)	Aaa/AAA	43,182,864
3,909	6.00%, 7/1/37, MBS (l)	Aaa/AAA	4,037,565
82,168	6.00%, 8/1/37, MBS (l)	Aaa/AAA	84,785,427
161,616	6.00%, 9/1/37, MBS (l)	Aaa/AAA	166,765,003
21,721	6.00%, 10/1/37, MBS (l)	Aaa/AAA	22,412,731
1,599	6.00%, 11/1/37, MBS (l)	Aaa/AAA	1,649,415
12,947	6.00%, 12/1/37, MBS (l)	Aaa/AAA	13,359,109
8,618	6.00%, 1/1/38, MBS (l)	Aaa/AAA	8,892,547
8,195	6.00%, 2/1/38, MBS (l)	Aaa/AAA	8,455,930
1,984	6.00%, 3/1/38, MBS (l)	Aaa/AAA	2,046,808
1,049	6.00%, 4/1/38, MBS (l)	Aaa/AAA	1,082,771
945	6.00%, 5/1/38, MBS (l)	Aaa/AAA	974,581
5,372	6.00%, 6/1/38, MBS (l)	Aaa/AAA	5,542,405
1,455	6.00%, 7/1/38, MBS (l)	Aaa/AAA	1,501,349
24,735	6.00%, 8/1/38, MBS (j)(l)	Aaa/AAA	25,522,267
172,803	6.00%, 9/1/38, MBS (l)	Aaa/AAA	178,297,604
67,372	6.00%, 10/1/38, MBS (l)	Aaa/AAA	69,514,251
1,887	6.00%, 11/1/38, MBS (l)	Aaa/AAA	1,947,098
292,800	6.00%, TBA, MBS (d)	Aaa/AAA	301,812,677

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$4	6.50%, 4/1/24, MBS	Aaa/AAA	$3,885
130	6.50%, 1/1/25, MBS (j)	Aaa/AAA	135,775
4	6.50%, 1/1/26, MBS	Aaa/AAA	4,642
7	6.50%, 5/1/26, MBS	Aaa/AAA	7,482
235	6.50%, 7/18/27, CMO (l)	Aaa/AAA	253,076
97	6.50%, 12/1/28, MBS (l)	Aaa/AAA	100,994
144	6.50%, 1/1/29, MBS (j)	Aaa/AAA	152,065
13	6.50%, 10/1/31, MBS	Aaa/AAA	13,694
141	6.50%, 2/1/32, MBS (j)	Aaa/AAA	147,501
6	6.50%, 3/1/32, MBS	Aaa/AAA	5,902
108	6.50%, 7/1/32, MBS (l)	Aaa/AAA	113,784
1,009	6.50%, 8/1/32, MBS (l)	Aaa/AAA	1,059,303
3	6.50%, 9/1/32, MBS	Aaa/AAA	3,362
251	6.50%, 11/1/32, MBS (l)	Aaa/AAA	262,898
224	6.50%, 9/1/33, MBS (l)	Aaa/AAA	234,972
144	6.50%, 10/1/33, MBS (j)	Aaa/AAA	150,512
1,144	6.50%, 7/1/34, MBS (l)	Aaa/AAA	1,195,992
984	6.50%, 8/1/34, MBS (l)	Aaa/AAA	1,029,852
3,517	6.50%, 9/1/34, MBS (l)	Aaa/AAA	3,678,970
3,174	6.50%, 12/1/34, MBS (l)	Aaa/AAA	3,320,436
3,479	6.50%, 6/1/35, MBS (l)	Aaa/AAA	3,639,396
80	6.50%, 10/1/35, MBS (l)	Aaa/AAA	83,646
14	6.50%, 11/1/35, MBS	Aaa/AAA	14,790
808	6.50%, 3/1/36, MBS (l)	Aaa/AAA	842,403
3,469	6.50%, 4/1/36, MBS (l)	Aaa/AAA	3,619,533
1,444	6.50%, 5/1/36, MBS (l)	Aaa/AAA	1,505,764
2,281	6.50%, 6/1/36, MBS (l)	Aaa/AAA	2,380,097
1,665	6.50%, 7/1/36, MBS (l)	Aaa/AAA	1,736,961
14,947	6.50%, 8/1/36, MBS (l)	Aaa/AAA	15,593,652
44,163	6.50%, 9/1/36, MBS (l)	Aaa/AAA	46,074,713
30,593	6.50%, 10/1/36, MBS (l)	Aaa/AAA	31,917,696
9,960	6.50%, 11/1/36, MBS (l)	Aaa/AAA	10,390,870
10,737	6.50%, 12/1/36, MBS (j)(l)	Aaa/AAA	11,201,984
31,895	6.50%, 1/1/37, MBS (l)	Aaa/AAA	33,275,093
7,208	6.50%, 2/1/37, MBS (l)	Aaa/AAA	7,520,324
198	6.50%, 3/1/37, MBS (l)	Aaa/AAA	206,574
13,833	6.50%, 4/1/37, MBS (l)	Aaa/AAA	14,430,538
1,519	6.50%, 5/1/37, MBS (l)	Aaa/AAA	1,584,695
2,717	6.50%, 6/1/37, MBS (l)	Aaa/AAA	2,833,830
6,445	6.50%, 7/1/37, MBS (l)	Aaa/AAA	6,723,312
57	6.50%, 8/1/37, MBS (l)	Aaa/AAA	59,018
17,001	6.50%, 9/1/37, MBS (j)(l)	Aaa/AAA	17,734,099
7,691	6.50%, 10/1/37, MBS (l)	Aaa/AAA	8,023,233
6,290	6.50%, 11/1/37, MBS (l)	Aaa/AAA	6,561,712
7,114	6.50%, 12/1/37, MBS (l)	Aaa/AAA	7,420,782
455	6.50%, 12/1/37, MBS (d)(l)	Aaa/AAA	474,153
6,813	6.50%, 3/1/38, MBS (l)	Aaa/AAA	7,105,996
25	6.50%, 4/1/38, MBS	Aaa/AAA	25,954
114	6.50%, 6/1/38, MBS (l)	Aaa/AAA	119,312
73	6.50%, 9/1/38, MBS (l)	Aaa/AAA	75,717
17,895	6.50%, 10/1/38, MBS (l)	Aaa/AAA	18,665,999

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Fannie Mae (continued)
$8,901	6.50%, 12/1/38, MBS (l)	Aaa/AAA	$9,284,341
2,484	6.50%, 1/1/39, MBS (l)	Aaa/AAA	2,591,379
155,200	6.50%, TBA, MBS (d)	Aaa/AAA	161,674,789
599	7.00%, 11/1/38, MBS (l)	Aaa/AAA	630,024
125	7.01%, 8/1/22, MBS (j)	Aaa/AAA	130,822
58	7.01%, 11/1/22, MBS (l)	Aaa/AAA	61,162
20	7.50%, 9/1/30, MBS	Aaa/AAA	20,696
27	7.50%, 12/1/30, MBS (l)	Aaa/AAA	28,106
3	7.50%, 7/1/31, MBS	Aaa/AAA	2,874
56	7.50%, 8/1/31, MBS (l)	Aaa/AAA	59,488
61	7.50%, 11/1/31, MBS (l)	Aaa/AAA	65,350
10	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	10,520
263	11.00%, 7/15/20, MBS (l)	Aaa/AAA	301,764

			3,391,870,628

	Freddie Mac—73.8%
7,266	0.733%, 8/15/32, CMO, FRN (l)	Aaa/AAA	7,136,838
655	0.783%, 9/15/16, CMO, FRN	Aaa/AAA	642,882
135	0.783%, 8/15/29, CMO, FRN (l)	Aaa/AAA	132,659
80	0.783%, 12/15/31, CMO, FRN (l)	Aaa/AAA	77,410
23	0.833%, 9/15/30, CMO, FRN	Aaa/AAA	22,318
35	0.883%, 3/15/32, CMO, FRN (l)	Aaa/AAA	34,254
85	1.025%, 3/15/20, CMO, FRN (l)	Aaa/AAA	84,192
223	1.025%, 2/15/24, CMO, FRN (l)	Aaa/AAA	222,134
16	1.075%, 10/15/19, CMO, FRN	Aaa/AAA	16,274
229	1.325%, 12/15/13, CMO, FRN (l)	Aaa/AAA	228,540
136	1.525%, 9/15/22, CMO, FRN (l)	Aaa/AAA	135,816
38	1.725%, 8/15/23, CMO, FRN (l)	Aaa/AAA	37,947
964	3.54%, 5/1/34, FRN, MBS	Aaa/AAA	966,332
45	4.50%, 5/15/18, CMO (l)	Aaa/AAA	45,427
10,524	4.932%, 6/1/35, FRN, MBS (l)	Aaa/AAA	10,702,771
69	4.971%, 8/1/29, FRN, MBS	Aaa/AAA	69,123
346	4.985%, 3/1/32, FRN, MBS	Aaa/AAA	344,785
19,700	5.00%, 12/14/18 (d)	Aaa/AAA	18,578,400
37,000	5.00%, 1/15/25, CMO (l)	Aaa/AAA	37,161,979
12,000	5.00%, 2/15/25, CMO (l)	Aaa/AAA	12,093,654
60	5.00%, 7/1/34, MBS (l)	Aaa/AAA	61,443
328	5.00%, 4/1/35, MBS (l)	Aaa/AAA	333,685
389	5.00%, 11/1/36, MBS (l)	Aaa/AAA	395,945
857	5.00%, 1/1/37, MBS (l)	Aaa/AAA	871,708
1,000	5.00%, TBA, MBS (d)	Aaa/AAA	1,015,156
359	5.048%, 2/1/29, FRN, MBS	Aaa/AAA	355,935
238	5.139%, 10/1/32, FRN, MBS	Aaa/AAA	241,464
497	5.145%, 10/1/32, FRN, MBS	Aaa/AAA	501,539
21	5.207%, 7/1/32, FRN, MBS	Aaa/AAA	21,249
230	5.278%, 2/1/33, FRN, MBS	Aaa/AAA	230,157
25	5.284%, 7/1/29, FRN, MBS	Aaa/AAA	25,455
172	5.297%, 4/1/32, FRN, MBS (j)	Aaa/AAA	169,991
194	5.316%, 1/1/32, FRN, MBS (j)	Aaa/AAA	193,511
194	5.413%, 8/1/32, FRN, MBS (j)	Aaa/AAA	196,898
349	5.50%, 1/1/35, MBS (l)	Aaa/AAA	357,703
5,528	5.50%, 2/1/35, MBS (l)	Aaa/AAA	5,676,966

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Freddie Mac (continued)
$192	5.50%, 3/1/35, MBS (l)	Aaa/AAA	$197,044
788	5.50%, 6/1/35, MBS (l)	Aaa/AAA	808,687
1,631	5.50%, 7/1/36, MBS (l)	Aaa/AAA	1,669,823
773	5.50%, 4/1/37, MBS (l)	Aaa/AAA	791,760
15,375	5.50%, 7/1/37, MBS (l)	Aaa/AAA	15,741,727
82	5.50%, 8/1/37, MBS (l)	Aaa/AAA	84,089
969	5.50%, 9/1/37, MBS (l)	Aaa/AAA	992,503
82	5.50%, 2/1/38, MBS (l)	Aaa/AAA	84,342
48	5.50%, 3/1/38, MBS (l)	Aaa/AAA	49,150
20,210	5.50%, 4/1/38, MBS (l)	Aaa/AAA	20,692,158
138,381	5.50%, 9/1/38, MBS (l)	Aaa/AAA	141,683,916
200,000	5.50%, 10/1/38, MBS (l)	Aaa/AAA	204,774,172
31	5.534%, 8/1/32, FRN, MBS	Aaa/AAA	31,175
12	5.973%, 1/1/33, FRN, MBS	Aaa/AAA	11,633
111	6.00%, 8/15/16, CMO (l)	Aaa/AAA	117,078
1,006	6.00%, 4/1/17, MBS (l)	Aaa/AAA	1,049,311
106	6.00%, 5/1/17, MBS (l)	Aaa/AAA	110,509
139	6.00%, 6/1/17, MBS (l)	Aaa/AAA	144,288
254	6.00%, 7/1/17, MBS (j)(l)	Aaa/AAA	265,211
55,658	6.00%, 10/1/26, MBS (l)	Aaa/AAA	57,546,629
53,088	6.00%, 11/1/26, MBS (l)	Aaa/AAA	54,890,094
88,305	6.00%, 1/1/27, MBS (l)	Aaa/AAA	91,301,401
15,612	6.00%, 2/1/27, MBS (l)	Aaa/AAA	16,131,501
41,274	6.00%, 5/1/27, MBS (l)	Aaa/AAA	42,646,809
36,553	6.00%, 6/1/27, MBS (l)	Aaa/AAA	37,769,006
60,170	6.00%, 7/1/27, MBS (l)	Aaa/AAA	62,171,156
42,479	6.00%, 8/1/27, MBS (l)	Aaa/AAA	43,891,703
15,618	6.00%, 9/1/27, MBS (l)	Aaa/AAA	16,137,190
11,744	6.00%, 10/1/27, MBS (l)	Aaa/AAA	12,134,143
104	6.00%, 12/1/27, MBS (l)	Aaa/AAA	107,948
2,826	6.00%, 12/15/28, CMO (l)	Aaa/AAA	2,986,657
112	6.00%, 10/1/34, MBS (l)	Aaa/AAA	115,412
384	6.00%, 3/1/36, MBS (l)	Aaa/AAA	396,311
102	6.00%, 7/1/36, MBS (l)	Aaa/AAA	105,297
2,857	6.00%, 8/1/36, MBS (l)	Aaa/AAA	2,950,723
1,254	6.00%, 11/1/36, MBS (l)	Aaa/AAA	1,295,164
1,282	6.00%, 12/1/36, MBS (l)	Aaa/AAA	1,324,520
548	6.00%, 1/1/37, MBS (l)	Aaa/AAA	566,473
968	6.00%, 2/1/37, MBS (l)	Aaa/AAA	1,000,248
1,598	6.00%, 3/1/37, MBS (l)	Aaa/AAA	1,650,386
5,947	6.00%, 6/1/37, MBS (l)	Aaa/AAA	6,141,030
1,264	6.00%, 7/1/37, MBS (l)	Aaa/AAA	1,304,724
1,740	6.00%, 8/1/37, MBS (l)	Aaa/AAA	1,796,506
6,234	6.00%, 10/1/37, MBS (l)	Aaa/AAA	6,437,941
1,702	6.00%, 11/1/37, MBS (l)	Aaa/AAA	1,757,409
599	6.00%, 12/1/37, MBS (l)	Aaa/AAA	618,956
940	6.00%, 1/1/38, MBS (l)	Aaa/AAA	970,861
9,089	6.00%, 2/1/38, MBS (l)	Aaa/AAA	9,385,307
26,111	6.00%, 3/1/38, MBS (l)	Aaa/AAA	26,962,274
1,550	6.00%, 5/1/38, MBS (l)	Aaa/AAA	1,600,722
877	6.00%, 6/1/38, MBS (l)	Aaa/AAA	905,801

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

		Freddie Mac (continued)
$5,985		6.00%, 7/1/38, MBS (l)	Aaa/AAA	$6,180,715
3,182		6.00%, 8/1/38, MBS (l)	Aaa/AAA	3,285,741
6,208		6.00%, 9/1/38, MBS (l)	Aaa/AAA	6,410,276
8,347		6.00%, 10/1/38, MBS (l)	Aaa/AAA	8,619,630
9,221		6.00%, 11/1/38, MBS (l)	Aaa/AAA	9,521,354
3,322		6.00%, 12/1/38, MBS (l)	Aaa/AAA	3,430,231
413,000		6.00%, TBA, MBS (d)	Aaa/AAA	426,079,947
172		6.50%, 8/15/16, CMO (l)	Aaa/AAA	183,016
42		6.50%, 12/15/23, CMO (l)	Aaa/AAA	42,854
30		7.00%, 4/1/29, MBS (l)	Aaa/AAA	31,680
2		7.00%, 12/1/29, MBS	Aaa/AAA	2,017
—	(g)	7.00%, 1/1/30, MBS	Aaa/AAA	137
15		7.00%, 2/1/30, MBS	Aaa/AAA	15,518
25		7.00%, 3/1/30, MBS	Aaa/AAA	26,988
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,382
218		7.50%, 8/15/30, CMO (l)	Aaa/AAA	227,976

				1,457,741,880

		Ginnie Mae—164.3%
45		0.684%, 6/20/32, CMO, FRN (l)	Aaa/AAA	43,967
1,322		0.875%, 10/20/27, CMO, FRN	Aaa/AAA	1,294,389
9		4.625%, 8/20/17, FRN, MBS	Aaa/AAA	9,382
6		4.625%, 8/20/18, FRN, MBS	Aaa/AAA	6,414
4		4.625%, 7/20/20, FRN, MBS	Aaa/AAA	4,357
6		4.625%, 7/20/21, FRN, MBS	Aaa/AAA	6,001
12		4.625%, 8/20/21, FRN, MBS	Aaa/AAA	12,121
19		4.625%, 9/20/21, FRN, MBS	Aaa/AAA	19,464
1,436		4.625%, 8/20/23, FRN, MBS	Aaa/AAA	1,442,571
78		4.625%, 8/20/25, FRN, MBS	Aaa/AAA	79,931
15		4.625%, 9/20/25, FRN, MBS	Aaa/AAA	15,299
10		4.625%, 8/20/26, FRN, MBS	Aaa/AAA	9,704
8		4.625%, 7/20/27, FRN, MBS	Aaa/AAA	7,904
10		4.625%, 9/20/27, FRN, MBS	Aaa/AAA	10,439
78		4.625%, 8/20/28, FRN, MBS	Aaa/AAA	78,101
34		4.625%, 7/20/29, FRN, MBS	Aaa/AAA	33,714
23		4.75%, 3/20/30, FRN, MBS	Aaa/AAA	23,579
129		5.00%, 2/20/29, CMO (l)	Aaa/AAA	131,433
124		5.125%, 11/20/23, FRN, MBS	Aaa/AAA	125,292
12		5.125%, 10/20/25, FRN, MBS	Aaa/AAA	12,402
9		5.125%, 11/20/25, FRN, MBS	Aaa/AAA	9,338
11		5.125%, 10/20/26, FRN, MBS	Aaa/AAA	10,713
24		5.125%, 10/20/27, FRN, MBS	Aaa/AAA	24,113
481		5.25%, 1/20/28, FRN, MBS	Aaa/AAA	487,330
49		5.25%, 2/20/28, FRN, MBS	Aaa/AAA	49,541
126		5.25%, 1/20/30, FRN, MBS	Aaa/AAA	127,864
263		5.375%, 3/20/17, FRN, MBS	Aaa/AAA	268,679
10		5.375%, 1/20/18, FRN, MBS	Aaa/AAA	10,511
70		5.375%, 5/20/18, FRN, MBS	Aaa/AAA	72,161
59		5.375%, 4/20/19, FRN, MBS	Aaa/AAA	61,202
14		5.375%, 5/20/19, FRN, MBS	Aaa/AAA	14,321
15		5.375%, 6/20/21, FRN, MBS	Aaa/AAA	15,320

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Ginnie Mae (continued)
$32	5.375%, 1/20/22, FRN, MBS	Aaa/AAA	$32,452
700	5.375%, 2/20/22, FRN, MBS	Aaa/AAA	712,711
36	5.375%, 4/20/22, FRN, MBS	Aaa/AAA	36,140
20	5.375%, 5/20/22, FRN, MBS	Aaa/AAA	20,283
23	5.375%, 2/20/23, FRN, MBS	Aaa/AAA	23,698
28	5.375%, 3/20/23, FRN, MBS	Aaa/AAA	28,906
31	5.375%, 4/20/23, FRN, MBS	Aaa/AAA	31,200
161	5.375%, 4/20/24, FRN, MBS	Aaa/AAA	164,166
10	5.375%, 5/20/24, FRN, MBS	Aaa/AAA	10,010
4	5.375%, 4/20/25, FRN, MBS	Aaa/AAA	3,923
13	5.375%, 5/20/25, FRN, MBS	Aaa/AAA	12,859
24	5.375%, 6/20/25, FRN, MBS	Aaa/AAA	24,906
12	5.375%, 1/20/26, FRN, MBS	Aaa/AAA	12,567
17	5.375%, 6/20/26, FRN, MBS	Aaa/AAA	16,907
7	5.375%, 1/20/27, FRN, MBS	Aaa/AAA	7,148
80	5.375%, 2/20/27, FRN, MBS	Aaa/AAA	81,348
19	5.375%, 4/20/27, FRN, MBS	Aaa/AAA	19,623
39	5.375%, 6/20/27, FRN, MBS	Aaa/AAA	39,513
30	5.375%, 2/20/28, FRN, MBS	Aaa/AAA	30,693
80	5.375%, 3/20/28, FRN, MBS	Aaa/AAA	80,798
34	5.375%, 4/20/28, FRN, MBS	Aaa/AAA	34,697
19	5.375%, 4/20/29, FRN, MBS	Aaa/AAA	19,442
42	5.375%, 6/20/29, FRN, MBS	Aaa/AAA	42,460
26	5.375%, 5/20/30, FRN, MBS	Aaa/AAA	26,696
28	5.375%, 5/20/32, FRN, MBS	Aaa/AAA	28,284
43	5.375%, 6/20/32, FRN, MBS	Aaa/AAA	43,745
62	5.50%, 3/20/31, FRN, MBS	Aaa/AAA	61,474
55	5.50%, 3/20/32, FRN, MBS	Aaa/AAA	55,251
82	5.875%, 6/20/22, FRN, MBS	Aaa/AAA	83,580
4	6.00%, 6/15/28, MBS	Aaa/AAA	3,844
11	6.00%, 11/15/28, MBS	Aaa/AAA	11,196
9	6.00%, 1/15/29, MBS	Aaa/AAA	8,917
7	6.00%, 3/15/29, MBS	Aaa/AAA	7,291
7	6.00%, 4/15/29, MBS	Aaa/AAA	6,767
3	6.00%, 4/15/31, MBS	Aaa/AAA	2,833
3	6.00%, 7/15/31, MBS	Aaa/AAA	3,037
23	6.00%, 10/15/31, MBS	Aaa/AAA	23,236
47	6.00%, 1/15/32, MBS	Aaa/AAA	48,510
97	6.00%, 2/15/32, MBS	Aaa/AAA	100,158
21	6.00%, 3/15/32, MBS	Aaa/AAA	22,056
53,872	6.00%, 7/20/32, CMO (l)	Aaa/AAA	56,942,946
101	6.00%, 10/15/32, MBS	Aaa/AAA	104,480
8	6.00%, 11/15/32, MBS	Aaa/AAA	8,628
8	6.00%, 1/15/33, MBS	Aaa/AAA	8,454
59	6.00%, 3/15/33, MBS	Aaa/AAA	61,382
65	6.00%, 4/15/33, MBS	Aaa/AAA	66,843
8	6.00%, 9/15/33, MBS	Aaa/AAA	8,285
19	6.00%, 11/15/34, MBS	Aaa/AAA	19,678
906	6.00%, 12/15/34, MBS (l)	Aaa/AAA	934,156
924	6.00%, 5/15/35, MBS (l)	Aaa/AAA	952,681
1,061	6.00%, 11/15/35, MBS (l)	Aaa/AAA	1,094,189

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

		Ginnie Mae (continued)
$462		6.00%, 2/15/36, MBS	Aaa/AAA	$475,784
5,753		6.00%, 3/15/36, MBS (l)	Aaa/AAA	5,931,006
10,698		6.00%, 4/15/36, MBS (l)	Aaa/AAA	11,027,923
2,332		6.00%, 5/15/36, MBS (l)	Aaa/AAA	2,403,347
4,671		6.00%, 6/15/36, MBS (l)	Aaa/AAA	4,814,378
220,535		6.00%, 7/15/36, MBS (l)	Aaa/AAA	227,344,883
36,518		6.00%, 8/15/36, MBS (l)	Aaa/AAA	37,639,169
10,677		6.00%, 9/15/36, MBS (l)	Aaa/AAA	11,007,268
23,470		6.00%, 10/15/36, MBS (l)	Aaa/AAA	24,190,213
169,701		6.00%, 11/15/36, MBS (l)	Aaa/AAA	174,911,946
2,697		6.00%, 12/15/36, MBS (l)	Aaa/AAA	2,780,630
4,524		6.00%, 1/15/37, MBS (l)	Aaa/AAA	4,663,606
9,038		6.00%, 2/15/37, MBS (l)	Aaa/AAA	9,315,295
2,998		6.00%, 3/15/37, MBS (l)	Aaa/AAA	3,090,343
62,461		6.00%, 4/15/37, MBS (l)	Aaa/AAA	64,362,537
163,063		6.00%, 5/15/37, MBS (l)	Aaa/AAA	168,022,601
53,667		6.00%, 6/15/37, MBS (l)	Aaa/AAA	55,315,821
43,991		6.00%, 7/15/37, MBS (l)	Aaa/AAA	45,349,431
26,690		6.00%, 8/15/37, MBS (l)	Aaa/AAA	27,513,619
91,444		6.00%, 9/15/37, MBS (l)	Aaa/AAA	94,224,893
75,209		6.00%, 10/15/37, MBS (l)	Aaa/AAA	77,498,986
219,258		6.00%, 11/15/37, MBS (l)	Aaa/AAA	225,978,387
187,679		6.00%, 12/15/37, MBS (l)	Aaa/AAA	193,472,129
79,677		6.00%, 1/15/38, MBS (l)	Aaa/AAA	82,124,790
37,429		6.00%, 2/15/38, MBS (l)	Aaa/AAA	38,579,206
18,879		6.00%, 3/15/38, MBS (l)	Aaa/AAA	19,458,883
42,135		6.00%, 4/15/38, MBS (l)	Aaa/AAA	43,429,620
6,745		6.00%, 5/15/38, MBS (l)	Aaa/AAA	6,952,218
41,649		6.00%, 6/15/38, MBS (l)	Aaa/AAA	42,922,901
147,490		6.00%, 7/15/38, MBS (l)	Aaa/AAA	152,020,078
251,790		6.00%, 8/15/38, MBS (l)	Aaa/AAA	259,525,074
72,301		6.00%, 9/15/38, MBS (l)	Aaa/AAA	74,502,004
57,275		6.00%, 10/15/38, MBS (l)	Aaa/AAA	59,032,622
1,754		6.00%, 11/15/38, MBS (l)	Aaa/AAA	1,807,868
26,993		6.00%, 12/15/38, MBS (l)	Aaa/AAA	27,813,706
12,500		6.00%, 1/15/39, MBS (l)	Aaa/AAA	12,884,010
863,400		6.00%, TBA, MBS (d)	Aaa/AAA	888,357,440
3		6.50%, 5/15/23, MBS	Aaa/AAA	3,438
—	(g)	6.50%, 12/15/23, MBS	Aaa/AAA	488

				3,247,491,145

		Other Government Agencies—2.9%
22,020		SLM Student Loan Trust, 2.659%, 4/25/23, FRN	Aaa/AAA	21,183,628
32,676		Small Business Administration Participation Certificates, 5.23%, 3/1/27	Aaa/AAA	33,568,414
1,662		Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,743,274

				56,495,316

		Total U.S. Government Agency Securities (cost—$8,051,218,023)		8,153,598,969

CORPORATE BONDS & NOTES—35.1%
		Banking—9.4%
17,300		American Express Bank FSB, 6.00%, 9/13/17	A1/A+	16,103,082
24,600		American Express Centurion Bank, 6.00%, 9/13/17	A1/A+	22,898,024

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Banking (continued)
	Bank of America Corp.,
$8,400	5.75%, 12/1/17	A1/A+	$7,665,521
66,700	8.00%, 1/30/18, FRN (h)	Baa1/A-	35,363,673
30,000	Bank of America NA, 5.30%, 3/15/17	Aa3/A+	26,343,570
	Barclays Bank PLC,
48,500	5.45%, 9/12/12	Aa1/AA-	48,398,247
4,400	7.434%, 12/15/17, FRN (a)(c)(h)	Aa3/A	2,068,572
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13, FRN (a)(c)(h)	A1/A	5,285,808
17,500	JPMorgan Chase Bank NA, 6.00%, 10/1/17	Aa2/A+	17,055,343
6,400	Wells Fargo & Co., 7.98%, 3/15/18, FRN (h)	NR/A+	4,192,000

			185,373,840

	Diversified Manufacturing—4.2%
87,900	General Electric Co., 5.25%, 12/6/17 (l)	Aaa/AAA	83,206,316

	Drugs & Medical Products—0.8%
14,000	AstraZeneca PLC, 5.90%, 9/15/17	A1/AA-	15,081,388

	Energy—0.9%
19,100	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	18,133,463

	Financial Services—13.4%
	Bear Stearns Cos., Inc.,
3,600	6.40%, 10/2/17	Aa3/A+	3,622,169
2,500	6.95%, 8/10/12	Aa3/A+	2,621,400
£1,900	CIT Group, Inc., 5.50%, 12/1/14	Baa2/BBB+	1,756,681
	Citigroup, Inc.,
$13,100	3.849%, 5/15/18, FRN	A2/A	9,375,644
6,000	5.50%, 4/11/13	A2/A	5,489,640
71,500	6.125%, 5/15/18	A2/A	64,895,545
£10,800	Citigroup Capital XVIII, 6.829%, 6/28/67, FRN	A3/BB	7,000,429
$12,100	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A3/BBB	6,286,192
8,300	Citigroup Funding, Inc., 3.556%, 5/7/10, FRN	A2/A	7,785,616
	General Electric Capital Corp., FRN,
€1,200	5.50%, 9/15/67 (a)(c)	Aa1/AA+	838,794
$41,100	6.375%, 11/15/67	Aa1/AA+	26,655,035
109,500	Goldman Sachs Group, Inc., 6.75%, 10/1/37 (l)	A2/A-	83,456,082
1,000	JPMorgan Chase & Co., 7.90%, 4/30/18, FRN (h)	A1/A-	761,884
49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (e)	NR/NR	4,920
43,600	Merrill Lynch & Co., Inc., 6.875%, 4/25/18 (l)	A1/A+	41,988,457
2,600	Morgan Stanley, 6.00%, 4/28/15	A2/A	2,357,204
€1,300	SLM Corp., 4.495%, 11/15/11, FRN	Baa2/BBB-	1,179,492

			266,075,184

	Insurance—1.4%
	American International Group, Inc.,
€1,300	4.00%, 9/20/11	A3/A-	1,238,175
$16,500	8.175%, 5/15/68, (converts to FRN 5/15/38) (a)(c)	Baa1/BBB	6,133,380
£1,000	8.625%, 5/22/68, FRN (b)	Baa1/BBB	490,178
$34,900	Progressive Corp., 6.70%, 6/15/67, (converts to FRN 6/15/17)	A2/A-	19,683,146

			27,544,879

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Oil & Gas—0.2%
$4,600	Valero Energy Corp., 6.625%, 6/15/37	Baa2/BBB	$3,424,843

	Retail—1.0%
4,000	Hasbro, Inc., 6.30%, 9/15/17	Baa2/BBB	3,636,440
16,800	Target Corp., 6.00%, 1/15/18	A2/A+	16,643,945

			20,280,385

	Telecommunications—3.0%
	AT&T, Inc.,
44,600	5.50%, 2/1/18 (l)	A2/A	44,368,794
15,100	6.30%, 1/15/38	A2/A	14,807,905

			59,176,699

	Tobacco—0.4%
9,700	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/15/37	Baa3/BBB	7,501,388

	Transportation—0.2%
3,700	Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	Baa1/BBB	3,333,371

	Utilities—0.2%
4,000	Pacific Gas & Electric Co., 5.80%, 3/1/37	A3/BBB+	3,973,464

	Total Corporate Bonds & Notes (cost—$890,221,420)		693,105,220

MORTGAGE-BACKED SECURITIES—11.2%
	Adjustable Rate Mortgage Trust, CMO, VRN,
4,262	4.575%, 5/25/35	Aaa/AAA	3,571,104
741	5.383%, 11/25/35	Aaa/AAA	500,196
706	5.412%, 1/25/36	Aaa/AAA	541,709
3,059	Banc of America Funding Corp., 4.609%, 2/20/36, CMO, FRN	NR/AAA	2,676,253
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
107	4.643%, 1/25/35, VRN	Aa2/AAA	69,282
531	4.955%, 2/25/34, VRN	Aaa/AAA	442,985
302	5.222%, 1/25/34, VRN	Aaa/AAA	210,094
519	5.729%, 2/25/36, FRN	Aaa/AAA	299,726
	Bear Stearns Alt-A Trust, CMO, VRN,
5,708	4.919%, 6/25/34	Aaa/AAA	3,347,057
249	5.366%, 5/25/35	Aaa/AAA	177,219
45	Bear Stearns Mortgage Securities, Inc., 6.637%, 3/25/31, CMO, VRN	Aaa/NR	44,304
10,569	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(c)	Aaa/NR	10,298,073
	Citigroup Mortgage Loan Trust, Inc., CMO,
1,426	4.70%, 12/25/35, FRN	NR/AAA	1,092,653
420	5.345%, 12/25/35, VRN	Aaa/AAA	242,833
3,505	Commercial Capital Access One, Inc., 7.81%, 11/15/28, CMO, VRN (a)(c)	NR/NR	1,027,653
	Commercial Mortgage, CMO (a)(c),
1,039	0.829%, 2/16/34, FRN	Aaa/NR	917,188
7,000	5.362%, 2/5/19	NR/AAA	6,226,000
2,000	5.479%, 2/5/19, VRN	NR/AA	1,851,379
	Countrywide Alternative Loan Trust, CMO,
1,100	0.559%, 1/25/37, FRN	Caa3/BBB	408,289
6,969	0.609%, 5/25/35, FRN	Aaa/AAA	3,259,377
4,572	0.649%, 12/25/35, FRN	Aaa/AAA	1,975,709
480	0.659%, 5/25/36, FRN	Baa1/AAA	131,072
465	5.889%, 11/25/35, VRN	Aaa/AAA	246,067

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
$58	0.659%, 2/25/35, FRN	Aaa/AAA	$29,550
590	0.689%, 4/25/46, FRN	Aa3/AAA	131,693
1,714	0.699%, 3/25/35, FRN	Aaa/AAA	874,627
2,273	0.709%, 3/25/35, FRN	Aaa/AAA	1,144,197
1,194	0.779%, 2/25/35, FRN	Aaa/AAA	420,465
767	4.591%, 4/25/35, FRN	Aa2/AAA	115,543
523	5.367%, 10/20/35, VRN	Aaa/AAA	294,678
754	5.764%, 5/20/36, VRN	Aaa/BB	414,562
30	Credit Suisse First Boston Mortgage Securities Corp., 3.201%, 3/25/32, CMO, FRN (a)(c)	Aaa/NR	22,136
500	Credit Suisse Mortgage Capital Certificates, 5.383%, 2/15/40, CMO	Aaa/NR	276,028
438	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.654%, 7/19/45, CMO, FRN	A2/AAA	131,736
6,527	First Horizon Asset Securities, Inc., 0.789%, 11/25/33, CMO, FRN	NR/AAA	6,378,304
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO	NR/BBB	828,919
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (a)(c)	NR/AAA	1,558,555
292	GSR Mortgage Loan Trust, 5.828%, 4/25/35, CMO, VRN	Aaa/AAA	210,851
	Harborview Mortgage Loan Trust, CMO, FRN,
6,845	0.524%, 4/19/46	Aaa/AAA	2,819,404
4,694	0.579%, 5/19/35	Aaa/AAA	2,203,685
561	0.584%, 9/19/46	Aaa/AAA	131,140
446	0.609%, 1/19/38	Aaa/AAA	95,587
34,639	Hilton Hotel Pool Trust, 0.594%, 10/3/15, CMO, IO, VRN (a)(c)	Aaa/AAA	381,448
	Homebanc Mortgage Trust, CMO,
557	0.569%, 12/25/36, FRN	Aaa/AAA	249,928
7,800	5.882%, 4/25/37, VRN	Aaa/AAA	2,936,298
	Indymac Index Mortgage Loan Trust, CMO,
1,215	0.669%, 3/25/35, FRN	Aaa/AAA	562,001
4,074	5.00%, 8/25/35, FRN	Aaa/AAA	1,883,011
439	5.099%, 9/25/35, VRN	Aaa/AAA	233,268
425	5.279%, 6/25/35, VRN	Aaa/AAA	264,320
7,337	5.397%, 9/25/35, VRN	Aaa/AAA	3,293,024
3,672	5.474%, 10/25/35, VRN	Aaa/AAA	1,965,334
5,500	5.948%, 6/25/36, VRN	B3/AAA	3,193,025
	Indymac Mortgage Loan Trust, CMO,
698	0.689%, 11/25/35, FRN	A2/AAA	316,146
7,900	5.909%, 8/25/36, VRN	Aaa/AAA	4,429,002
16,693	JPMorgan Alternative Loan Trust, 2.40%, 6/27/37, CMO, FRN (a)(c)	NR/AAA	10,332,441
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
27,382	0.708%, 7/15/19, FRN (a)(c)	Aaa/NR	20,677,533
600	5.336%, 5/15/47	Aaa/AAA	384,392
2,000	6.465%, 11/15/35	NR/AAA	1,976,901
	JPMorgan Mortgage Trust, CMO,
2,582	4.351%, 9/25/34, FRN	NR/AAA	2,240,642
543	4.871%, 4/25/35, VRN	Aaa/AAA	450,382
711	5.399%, 11/25/35, VRN	Aaa/AAA	581,422
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
519	0.629%, 5/25/37	A2/BB	245,414
100	3.788%, 11/21/34	Aaa/AAA	77,512

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	MASTR Reperforming Loan Trust, CMO,
$3,162	7.00%, 5/25/35 (a)(c)	Aaa/AAA	$2,542,579
4,709	7.50%, 7/25/35	Aaa/AAA	5,159,828
2,962	8.00%, 7/25/35 (a)(c)	Aaa/AAA	3,275,575
346	Mellon Residential Funding Corp., 2.648%, 10/20/29, CMO, FRN	NR/AAA	305,931
1,400	Merrill Lynch Alternative Note Asset, 0.689%, 3/25/37, CMO, FRN	B3/B+	557,360
	Merrill Lynch Countrywide Commercial Mortgage Trust, CMO,
600	5.378%, 8/12/48	Aaa/AAA	308,583
7,700	5.485%, 3/12/51, VRN	Aaa/NR	4,824,460
	MLCC Mortgage Investors, Inc., CMO, FRN,
130	1.093%, 3/15/25	Aa3/A	92,430
402	3.069%, 7/25/29	Aaa/AAA	283,382
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	NR/AAA	26,300,034
1,100	5.692%, 4/15/49, VRN	Aaa/AAA	744,033
28,450	5.731%, 7/12/44, VRN	NR/AAA	20,380,681
395	Morgan Stanley Dean Witter Capital I, 4.63%, 3/25/33, CMO, FRN	Aaa/AAA	323,885
3,876	Nomura Asset Acceptance Corp., 5.549%, 2/25/36, CMO, VRN	Baa3/AAA	1,909,086
458	Opteum Mortgage Acceptance Corp., 0.649%, 7/25/35, CMO, FRN	Aaa/AAA	379,529
432	Residential Accredit Loans, Inc., 5.714%, 2/25/36, CMO, VRN	A1/BB	234,955
53	Residential Asset Securitization Trust, 0.889%, 3/25/33, CMO, FRN	NR/AAA	45,367
3,195	Residential Funding Mortgage Sec I, 6.217%, 3/25/35, CMO, VRN	Aaa/AAA	2,949,566
600	Sovereign Commercial Mortgage Securities Trust, 5.780%, 7/22/30, CMO, VRN (a)(c)	Aaa/NR	454,946
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,422	1.184%, 6/25/34, FRN	Aaa/AAA	764,928
1,506	3.223%, 5/25/35, FRN	Aaa/AAA	587,555
218	5.151%, 10/25/34, VRN	Aaa/AAA	150,390
7,900	5.246%, 5/25/36, FRN	NR/AAA	2,575,998
7,900	5.420%, 9/25/36, VRN	NR/AAA	3,131,869
51	5.45%, 1/25/36, VRN	NR/AAA	32,060
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
16,034	0.569%, 6/25/36	Aaa/AAA	6,780,643
7,475	0.609%, 5/25/36	Aaa/AAA	3,292,870
538	0.649%, 5/25/46	Aaa/AAA	144,617
1,283	0.709%, 3/19/34	Aaa/AAA	643,016
1,603	0.729%, 12/19/33	Aaa/AAA	1,043,576
	Structured Asset Securities Corp., CMO, FRN,
7	5.116%, 5/25/32	Aaa/AAA	6,308
322	5.336%, 2/25/34	Aaa/AAA	246,780
510	Wachovia Mortgage Loan Trust LLC, 5.453%, 10/20/35, CMO, FRN	NR/AAA	374,833
	Washington Mutual, Inc., CMO, FRN,
33	0.659%, 12/25/45	Aaa/AAA	15,111
1,037	0.709%, 1/25/45	Aaa/AAA	525,755
908	0.745%, 11/25/34	Aaa/AAA	475,643
4,915	0.765%, 10/25/44	Aaa/AAA	2,807,633
600	0.799%, 11/25/45	Aaa/AAA	198,499
625	2.803%, 6/25/47	Aaa/AAA	178,334
	Wells Fargo Mortgage Backed Securities Trust, CMO,
1,172	0.889%, 7/25/37, FRN	A2/NR	545,912
11,648	4.344%, 7/25/35, FRN	Aaa/AAA	10,129,288
993	4.557%, 1/25/35, FRN	Aaa/NR	773,643
750	4.674%, 8/25/34, FRN	Aaa/AAA	479,827
465	5.00%, 6/25/18	Aaa/AAA	457,869

	Total Mortgage-Backed Securities (cost—$323,951,990)		221,746,493

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount			Credit Rating
(000)			(Moody’s/S&P)	Value*

SOVEREIGN DEBT OBLIGATIONS—4.2%
		Canada—4.2%
		Canadian Government Bond (d),
CAD	25,000	8.00%, 6/1/23	Aaa/AAA	$29,926,858
CAD	40,000	9.00%, 6/1/25	Aaa/AAA	52,695,744

		Total Sovereign Debt Obligations (cost—$86,208,022)		82,622,602

ASSET-BACKED SECURITIES—4.1%
	$856	Aames Mortgage Investment Trust, 0.789%, 10/25/35, FRN	NR/AAA	670,453
	82	Amortizing Residential Collateral Trust, 0.659%, 6/25/32, FRN	NR/AAA	56,446
	1,374	Bayview Financial Asset Trust, 0.789%, 12/25/39, FRN (a)(c)(f)	Aaa/NR	870,354
	4,757	Bear Stearns Asset Backed Securities, Inc., 0.979%, 6/25/43, FRN	Aaa/AAA	3,895,875
	1,477	Bear Stearns Asset Backed Securities Trust, 0.469%, 10/25/36, FRN	Aa1/NR	1,366,059
	72	Cendant Mortgage Corp., 5.988%, 7/25/43, VRN (a)(c)	NR/NR	65,845
	2,241	Chase Issuance Trust, 0.373%, 4/15/13, FRN	Aaa/AAA	2,151,583
	15,200	Citibank Omni Master Trust, 1.455%, 12/23/13, FRN (a)(c)	Aaa/AAA	13,446,116
	800	Community Program Loan Trust, 4.50%, 4/1/29	NR/AAA	730,700
		Countrywide Asset-Backed Certificates, FRN,
	9,945	0.479%, 1/25/46	Aaa/AAA	9,300,989
	553	0.859%, 11/25/33 (a)(c)	Aaa/AAA	494,109
	1,231	0.869%, 12/25/31	Aaa/AAA	640,229
	398	Credit Suisse First Boston Mortgage Securities Corp., 0.639%, 1/25/43, FRN (a)(c)	Aaa/AAA	371,350
	1,057	Credit-Based Asset Servicing & Securitization LLC, 1.289%, 11/25/33, FRN	Aaa/AAA	927,049
	1,932	Denver Arena Trust, 6.94%, 11/15/19 (a)(c)	NR/NR	1,951,643
	51	EMC Mortgage Loan Trust, 0.759%, 5/25/40, FRN (a)(c)	Aaa/NR	41,060
		First Franklin Mortgage Loan Asset Backed Certificates, FRN,
	105	0.769%, 10/25/34	Aaa/NR	101,622
	5,730	0.789%, 4/25/35	Aa1/AA+	4,003,663
	10	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/AA+	9,681
		Ford Credit Auto Owner Trust, FRN,
	10,481	1.233%, 1/15/11	Aaa/AAA	10,123,651
	728	1.533%, 12/15/10	Aaa/AAA	705,993
	47	Fremont Home Loan Owner Trust, 1.179%, 12/25/29, FRN	A2/A	33,337
	2,067	Fremont Home Loan Trust, 0.449%, 1/25/37, FRN	Aaa/AAA	1,767,294
		Green Tree Financial Corp.,
	5,087	6.18%, 4/1/30	Ba3/NR	3,257,808
	4,046	6.81%, 12/1/28, VRN	Ba1/BBB	3,128,157
	1,239	6.87%, 4/1/30, VRN	Ba3/NR	815,239
	1,000	7.06%, 2/1/31, VRN	NR/B-	438,418
	738	7.40%, 6/15/27	A2/AA	739,646
	379	7.55%, 1/15/29, VRN	NR/A+	283,264
	292	HSI Asset Securitization Corp. Trust, 0.439%, 12/25/36, FRN	Aa2/AAA	260,603
		Lehman XS Trust, FRN,
	550	0.619%, 8/25/46	Aaa/AAA	131,252
	743	0.629%, 11/25/46	Aaa/AAA	163,019
	1,430	Long Beach Mortgage Loan Trust, 1.814%, 3/25/32, FRN	A1/NR	1,136,328
	500	Madison Avenue Manufactured Housing Contract, 1.839%, 3/25/32, FRN	Baa1/A+	335,516
	1,890	Mesa Trust Asset Backed Certificates, 0.789%, 12/25/31, FRN (a)(c)	Aaa/AA	1,228,302
	1,520	Mid-State Trust, 6.005%, 8/15/37	Aaa/AAA	1,262,213
		Morgan Stanley Mortgage Loan Trust, FRN,
	400	0.619%, 2/25/37	B1/BB	89,388
	700	0.749%, 4/25/37	Ba3/BB	256,405

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$200	RAAC Series, 0.789%, 6/25/47, FRN	Aaa/AAA	$113,550
	Residential Asset Mortgage Products, Inc.,
4,325	5.634%, 1/25/34	Aaa/AAA	2,296,575
2,000	5.90%, 7/25/34	Baa2/BBB	707,789
	Residential Asset Securities Corp.,
3,000	0.819%, 3/25/35, FRN	A1/A	1,968,158
382	7.14%, 4/25/32, VRN	Ba1/B	42,577
1,580	SACO I, Inc., 0.769%, 11/25/35, FRN	Baa3/AAA	934,049
	South Carolina Student Loan Corp., FRN,
838	2.703%, 9/2/14	Aaa/AAA	826,829
2,800	2.753%, 3/1/18	Aaa/AAA	2,624,126
3,600	2.953%, 3/2/20	Aaa/AAA	3,232,127
600	3.203%, 9/3/24	Aaa/AAA	527,531
277	Vanderbilt Acquisition Loan Trust, 5.70%, 9/7/23, VRN	Aaa/AAA	274,064
	Total Asset-Backed Securities (cost—$100,245,261)		80,798,034

MUNICIPAL BONDS—3.6%
	California—1.0%
2,400	Educational Facs. Auth. Rev., Univ. of Southern California, 4.75%, 10/1/37, Ser. A	Aa1/AA+	2,179,416
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	A2/A	3,901,900
3,500	5.00%, 6/1/38	A2/A	2,699,620
	Los Angeles Department of Water & Power Rev.,
5,000	5.00%, 7/1/30, Ser. A-2	Aa3/AA-	4,858,950
	State, GO,
5,400	5.00%, 6/1/37	A1/A+	4,801,356
1,300	5.00%, 11/1/37	A1/A+	1,155,284
985	Tobacco Securitization Auth. Rev., 5.40%, 6/1/27, Ser. A-2	Baa3/BBB	744,827

			20,341,353

	Florida—0.3%
	State Board of Education, GO,
1,600	4.75%, 6/1/37, Ser. B (MBIA)	Aa1/AAA	1,414,672
4,000	4.75%, 6/1/37, Ser. C	Aa1/AAA	3,622,000

			5,036,672

	Illinois—0.2%
7,505	Will County Community High School Dist. No 210, GO, zero coupon, 1/1/21 (FSA)	Aa3/NR	4,417,743

	Iowa—0.1%
3,800	Tobacco Settlement Auth. of Iowa Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	2,327,196

	New Jersey—0.6%
21,340	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	11,438,880

	New York—0.2%
4,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AAA	3,796,480

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Ohio—0.6%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
$5,800	5.875%, 6/1/30	Baa3/BBB	$3,702,720
9,300	5.875%, 6/1/47	Baa3/BBB	5,334,480
5,320	6.00%, 6/1/42	Baa3/BBB	3,197,480

			12,234,680

	Texas—0.6%
2,380	Keller Independent School Dist., GO, 4.75%, 8/15/30, (PSF-GTD)	Aaa/AAA	2,274,852
9,800	State Transit Rev., GO, 4.75%, 4/1/37	Aa1/AA	9,151,142

			11,425,994

	Total Municipal Bonds (cost—$90,713,511)		71,018,998

U.S. TREASURY BONDS & NOTES—1.2%
	U.S. Treasury Inflation Indexed Bonds & Notes (i),
19,976	3.625%, 4/15/28 (cost—$22,947,816)	NR/NR	22,972,236

Shares
CONVERTIBLE PREFERRED STOCK—0.9%
	Banking—0.8%
15,500	Bank of America Corp., 7.25%, 12/31/49, Ser. L	A2/A-	8,063,875
11,800	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	A3/A+	7,516,600

			15,580,475

	Insurance—0.1%
228,667	American International Group, Inc., 8.50%, 8/1/11	Baa1/NR	2,058,003

	Total Convertible Preferred Stock (cost—$43,331,790)		17,638,478

Principal Amount (000)
SHORT-TERM INVESTMENTS—27.2%
	U.S. Treasury Bills (j)—17.3%
$342,735	0.01%-1.01%, 2/5/09-6/11/09 (cost—$342,715,180)		342,634,284

	U.S. Government Agency Securities—0.0%
	Fannie Mae, CMO,
2	0.789%, 3/25/09, FRN	Aaa/AAA	2,447
— (g)	6.50%, 2/25/09	Aaa/AAA	39

	Total U.S. Government Agency Securities (cost—-$2,487)		2,486

	Repurchase Agreement—9.9%
196,625	JPMorgan Chase Bank, dated 1/30/09, 0.28%, due 2/2/09, proceeds $196,629,588; collateralized by Freddie Mac, 4.50%, due 1/15/13, valued at $199,007,204 including accrued interest (cost—$196,625,000)		196,625,000

	Total Short-Term Investments (cost—$539,342,667)		539,261,770

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Contracts/
Notional
Amount		Value*

OPTIONS PURCHASED (k)—0.2%
	Call Options—0.0%
	Freddie Mac (OTC),
15,400,000	strike price $110, expires 2/5/09	$—
	Ginnie Mae (OTC),
103,000,000	strike price $110, expires 2/12/09	1
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	190,846
		190,847

	Put Options—0.2%
	Fannie Mae (OTC),
19,000,000	strike price $52, expires 2/11/09	—
10,900,000	strike price $58, expires 2/11/09	—
279,200,000	strike price $72.50, expires 2/5/09	3
202,000,000	strike price $74.25, expires 2/11/09	2
12,000,000	strike price $78, expires 2/5/09	—
214,100,000	strike price $80.25, expires 2/5/09	2
300,000,000	strike price $87, expires 2/5/09	3
145,000,000	strike price $88, expires 3/10/09	1,306
	Freddie Mac (OTC),
198,000,000	strike price $68, expires 2/5/09	2
25,000,000	strike price $78, expires 2/5/09	—
169,200,000	strike price $80, expires 2/5/09	2
164,400,000	strike price $85, expires 2/5/09	2
	Ginnie Mae (OTC),
5,200,000	strike price $68, expires 2/12/09	—
9,000,000	strike price $70, expires 2/12/09	—
151,000,000	strike price $85, expires 2/12/09	2
400,000,000	strike price $92, expires 3/11/09	4
495,900,000	strike price $92.13, expires 3/11/09	5
	U.S. Dollar versus Japanese Yen (OTC),
17,900,000	strike price $104, expires 3/17/10	3,217,543
	U.S. Treasury Notes 5 yr. Futures (CBOT),
1,699	strike price $82, expires 2/20/09	13,272
	U.S. Treasury Notes 10 yr. Futures (CBOT),
2,718	strike price $75, expires 2/20/09	42,371
885	strike price $80, expires 2/20/09	13,793
3,449	strike price $90, expires 2/20/09	53,704

		3,342,016

	Total Options Purchased (cost—$2,025,645)	3,532,863

	Total Investments before options written
	(cost—$10,150,206,145) — 500.3%	9,886,295,663

OPTIONS WRITTEN (k)—(0.1)%
	Put Options—(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
57,000,000	strike rate 5.10%, expires 3/16/09	(108)
	Fannie Mae (OTC),
131,000,000	strike price $101.50, expires 2/26/09	(812,856)
18,000,000	strike price $102, expires 2/26/09	(159,392)

Fixed Income SHares — Series M Schedule of Investments
January 31, 2009 (unaudited)

Contracts/
Notional
Amount			Value*

	Financial Futures Euro—90 day (CME),
23	strike price $97.25, expires 3/16/09		$(680)
386	strike price $98.88, expires 3/16/09		(223,605)

	Total Options Written (premiums received—$1,151,257)		(1,196,641)

	Total Investments net of options written (cost—$10,149,054,888)	500.2%	9,885,099,022
	Other liabilities in excess of other assets	(400.2)	(7,909,044,331)

	Net Assets	100.0%	$1,976,054,691

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $92,360,839, representing 4.67% of net assets.

(b)	Illiquid security.

(c)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2009.

(e)	Security in default.

(f)	Fair-valued—Security with an aggregate value of $870,354, representing 0.04% of net assets.

(g)	Principal amount less than $500.

(h)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	Inflationary Bonds—Principal amount of security is adjusted for inflation.

(j)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities and/or swaps.

(k)	Non-income producing.

(l)	All or partial amount segregated as collateral for reverse repurchase agreements.
Glossary:
£—British Pound
€—Euro
CAD—Canadian Dollar
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FGIC—insured by Financial Guaranty Insurance Co.
FSA—issued by Financial Security Assurance, Inc.
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2009.
GO—General Obligation Bond
GTD—Guaranteed
IO—Interest Only
LIBOR—London Inter-Bank Offered Rate
MBIA—insured by Municipal Bond Investors Assurance
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over-the-Counter
PSF—Public School Fund
TBA—To Be Announced
VRN—	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.
Other Investments:
(A)	Futures contracts outstanding at January 31, 2009:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000)	Date	(Depreciation)

Long: Canadian 10 yr. Bond Futures	440	$44,860	3/21/09	$(336,177)
U.S. Treasury Notes 5 yr. Futures	1,699	200,774	3/31/09	926,533
U.S. Treasury Notes 10 yr. Futures	25	3,067	3/20/09	(1,172)

				$589,184

The Portfolio pledged $4,962,756 in U.S. Government securities and $4,693,300 in cash as collateral for futures contracts.
(B)	Transactions in options written for the three months ended January 31, 2009:

	Contracts/Notional
	Amount	Premiums
Options outstanding, October 31, 2008	57,006,006	$3,878,566
Options written	149,000,409	700,957
Options terminated in closing transactions	(3,003)	(1,409,430)
Options expired	(3,003)	(2,018,836)

Options outstanding, January 31, 2009	206,000,409	$1,151,257

(C)	Credit default swap agreements — Buy protection swap agreements outstanding at January 31, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Portfolio	Value (5)	Paid	(Depreciation)

Barclays Bank:
General Electric	$10,000	4.08%	12/20/13	(6.75)%	$(1,078,885)	$—	$(1,157,635)
Hasbro	4,000	1.85%	9/20/17	(0.81)%	289,715	—	285,935
Citigroup:
Valero Energy	10,600	2.746%	12/20/13	(3.40)%	(295,023)	—	(346,080)
Goldman Sachs:
MeadWestvaco	2,900	1.943%	6/20/12	(0.519)%	130,804	—	129,048
Royal Bank of Scotland:
General Electric	7,300	4.08%	12/20/13	(6.75)%	(787,586)	—	(845,073)

					$(1,740,975)	$—	$(1,933,805)

(D)	Credit default swap agreements — Sell protection swap agreements outstanding at January 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Portfolio	Value (5)	Received	(Depreciation)

Barclays Bank:
Citigroup	$25,000	3.007%	12/20/13	2.45%	$(574,887)	$—	$(460,894)
SLM	15,000	7.558%	12/20/13	5.00%	(1,310,385)	(2,025,000)	802,115
BNP Paribas:
General Electric	10,000	4.08%	12/20/13	3.80%	(90,118)	—	(45,785)
General Electric	75,000	4.08%	12/20/13	4.50%	1,404,541	—	1,798,291
Citigroup:
Bank of America	50,000	1.643%	12/20/13	1.85%	448,892	—	621,044
General Electric	8,500	4.08%	12/20/13	3.75%	(93,442)	—	(56,255)
Goldman Sachs	25,000	3.007%	12/20/13	3.05%	46,816	—	190,844
Wachovia	50,000	1.443%	12/20/13	2.00%	1,240,633	—	1,432,300
Deutsche Bank:
Goldman Sachs	25,000	3.007%	12/20/13	3.05%	46,816	—	190,844
SLM	10,000	7.558%	12/20/13	5.00%	(873,590)	(1,350,000)	534,743
Goldman Sachs:
Bear Stearns	15,500	1.155%	3/20/10	8.25%	1,249,735	—	1,398,922
Bear Stearns	8,700	1.155%	3/20/10	8.50%	726,170	—	812,445
Berkshire Hathaway	2,200	3.275%	9/20/13	0.97%	(199,021)	—	(196,532)
Berkshire Hathaway	14,600	3.275%	9/20/13	0.98%	(1,315,041)	—	(1,298,348)
California State Municipal Bond	25,000	3.80%	12/20/18	1.60%	(2,282,646)	—	(2,235,979)
California State Municipal Bond	11,000	3.80%	12/20/18	1.75%	(935,811)	—	(913,352)
Citigroup	20,000	3.007%	12/20/13	2.45%	(459,909)	—	(368,715)
Citigroup	25,000	3.007%	12/20/13	2.50%	(523,082)	—	(405,026)
SLM	5,600	7.889%	3/20/13	2.95%	(837,174)	—	(817,900)
SLM	10,000	7.889%	3/20/13	3.00%	(1,479,798)	—	(1,444,798)

					$(5,811,301)	$(3,375,000)	$(462,036)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(E)	Interest rate swap agreements outstanding at January 31, 2009:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)	Date	by Portfolio	by Portfolio	Value	Paid (Received)	(Depreciation)

Bank of America	$242,500	12/17/28	5.00%	3-Month USD-LIBOR	$(56,988,152)	$1,921,702	$(59,833,046)
Barclays Bank	2,022,500	6/17/10	3-Month USD-LIBOR	4.00%	50,298,989	36,910,625	13,388,364
Barclays Bank	€93,000	3/18/19	6-Month EUR-LIBOR	4.25%	5,136,219	2,590,414	2,545,805
Barclays Bank	$2,100	12/17/28	5.00%	3-Month USD-LIBOR	(493,506)	—	(501,500)
BNP Paribas	€50,800	3/18/19	5.00%	6-Month EUR-LIBOR	(6,893,855)	(1,656,465)	(5,237,389)
Credit Suisse First Boston	£65,000	3/18/14	6-Month GBP-LIBOR	4.50%	6,528,010	194,900	6,333,110
Deutsche Bank	$1,000,000	6/17/11	3-Month USD-LIBOR	4.00%	41,149,870	21,260,000	19,889,870
Deutsche Bank	£29,000	3/18/14	6-Month GBP-LIBOR	4.50%	2,912,497	282,796	2,629,701
Goldman Sachs	AUD 10,000	6/15/14	3-Month Australian Bank Bill	6.00%	573,794	106,671	467,123
Goldman Sachs	£1,000	3/18/19	4.50%	6-Month GBP-LIBOR	(88,802)	(23,933)	(64,868)
Goldman Sachs	$90,000	12/15/35	3-Month USD-LIBOR	5.00%	13,395,030	(2,601,000)	15,996,030
Goldman Sachs	£4,300	3/18/39	4.25%	6-Month GBP-LIBOR	(615,614)	(34,074)	(581,540)
HSBC Bank	£7,000	3/18/14	6-Month GBP-LIBOR	5.00%	937,528	373,374	564,153
JPMorgan Chase	CAD 73,100	12/20/13	3-Month Canadian Bank Bill	2.50%	1,459,286	(146,643)	1,664,855
JPMorgan Chase	CAD 93,000	12/20/13	3-Month Canadian Bank Bill	4.25%	7,992,274	5,489,620	2,728,667
Merrill Lynch & Co.	$591,800	6/17/11	3-Month USD-LIBOR	4.00%	24,352,493	13,907,300	10,445,193
Merrill Lynch & Co.	89,200	12/17/23	5.00%	3-Month USD-LIBOR	(17,589,124)	539,216	(18,467,923)
Merrill Lynch & Co.	125,500	12/17/28	5.00%	3-Month USD-LIBOR	(29,492,838)	519,570	(30,490,183)
Merrill Lynch & Co.	13,900	12/17/38	5.00%	3-Month USD-LIBOR	(4,252,262)	(1,804,810)	(2,751,177)
Morgan Stanley	205,600	6/17/10	3-Month USD-LIBOR	4.00%	5,113,212	(552,036)	5,665,248
Morgan Stanley	€3,900	3/18/14	6-Month EUR-LIBOR	4.00%	221,716	114,331	107,385
Morgan Stanley	£127,000	3/18/19	4.50%	6-Month GBP-LIBOR	(11,277,807)	(2,728,841)	(8,548,966)
Royal Bank of Scotland	$278,400	6/17/10	3-Month USD-LIBOR	4.00%	6,923,727	(652,848)	7,576,575
Royal Bank of Scotland	£43,400	3/18/14	6-Month GBP-LIBOR	4.50%	4,358,702	204,154	4,154,548
Royal Bank of Scotland	$45,100	12/17/23	5.00%	3-Month USD-LIBOR	(8,893,156)	363,900	(9,428,751)
Royal Bank of Scotland	30,900	6/17/24	4.00%	3-Month USD-LIBOR	(2,121,360)	(3,737,355)	1,615,995
Royal Bank of Scotland	12,800	12/17/28	5.00%	3-Month USD-LIBOR	(3,008,034)	74,240	(3,131,004)
Royal Bank of Scotland	1,700	6/17/29	3.00%	3-Month USD-LIBOR	110,292	(79,475)	189,767
Royal Bank of Scotland	14,400	12/17/38	5.00%	3-Month USD-LIBOR	(4,405,221)	(1,355,684)	(3,104,358)
UBS	AUD 34,100	6/15/14	3-Month Australian Bank Bill	6.00%	1,956,639	140,214	1,816,425

					$27,300,547	$69,619,863	$(44,361,891)

AUD—Australian Dollar

CAD—Canadian Dollar

£/GBP	—	British Pound

€/EUR	—	Euro

LIBOR	—	London Inter-Bank Offered Rate
(F)	Forward foreign currency contracts outstanding at January 31, 2009:

				Unrealized
		U.S. $ Value	U.S. $ Value	Appreciation
	Counterparty	Origination Date	January 31, 2009	(Depreciation)

Purchased:
13,932,934 Australian Dollar settling 2/13/09	Citigroup	$9,425,239	$8,852,978	$(572,261)
7,405,000 Australian Dollar settling 2/26/09	Citigroup	4,880,028	4,700,321	(179,707)
19,576,000 Australian Dollar settling 2/19/09	Morgan Stanley	12,463,452	12,432,705	(30,747)
8,280,000 Canadian Dollar settling 2/26/09	Deutsche Bank	6,565,280	6,676,012	110,732
743,000 Euro settling 2/12/09	BNP Paribas Bank	963,507	952,015	(11,492)
12,169,000 Euro settling 2/12/09	HSBC Bank USA	15,979,114	15,592,295	(386,819)
35,673,000 Euro settling 2/12/09	JPMorgan Chase & Co.	47,777,740	45,708,270	(2,069,470)
20,488,764 Japanese Yen settling 3/5/09	UBS	228,000	228,246	246
Sold:
37,188,000 Australian Dollar settling 2/20/09	Westpac Banking	25,101,900	23,616,217	1,485,683
5,074,000 British Pound settling 2/26/09	Deutsche Bank	7,692,184	7,312,764	379,420
820,000 Canadian Dollar settling 2/26/09	BNP Paribas Bank	671,925	661,151	10,774
6,895,000 Canadian Dollar settling 2/26/09	Deutsche Bank	5,672,423	5,559,312	113,111
260,000 Canadian Dollar settling 2/26/09	Morgan Stanley	210,787	209,633	1,154
1,392,549 Canadian Dollar settling 2/26/09	UBS	1,145,000	1,122,787	22,213
12,359,000 Euro settling 2/12/09	Citigroup	15,833,733	15,835,745	(2,012)
33,274,000 Euro settling 2/12/09	JPMorgan Chase & Co.	45,518,832	42,634,401	2,884,431
2,416,512 Euro settling 2/12/09	UBS	3,160,000	3,096,307	63,693
1,703,523,000 Japanese Yen settling 3/5/09	BNP Paribas Bank	18,138,022	18,977,348	(839,326)

				$979,623

The Portfolio received $8,250,000 principal value in U.S. Treasury Bills and $146,190,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy. Collateral received as securities cannot be pledged.
(G)	Open reverse repurchase agreements at January 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Bank of America	0.60%	1/21/09	2/19/09	$1,002,895,539	$1,002,695,000
Barclays Bank	0.50%	1/13/09	2/12/09	1,152,928,169	1,152,608,000
	0.55%	1/21/09	2/19/09	450,082,500	450,000,000
	0.60%	1/13/09	2/12/09	274,855,403	274,772,000
	0.95%	1/20/09	2/20/09	187,691,366	187,627,000
Credit Suisse First Boston	0.50%	1/13/09	2/12/09	1,386,066,912	1,385,682,000
	0.50%	1/23/09	2/12/09	14,319,989	14,318,000
	0.85%	1/20/09	2/19/09	39,412,093	39,400,000
Goldman Sachs	0.50%	1/13/09	2/12/09	300,083	300,000
	0.50%	1/14/09	2/12/09	10,002,639	10,000,000
	0.50%	1/21/09	2/19/09	643,107,167	643,000,000
JPMorgan Chase	0.625%	1/13/09	2/12/09	840,534,751	840,243,000
					$6,000,645,000

Collateral for open reverse repurchase agreements at January 31, 2009 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

Bank of America	Ginnie Mae	6.00%	7/15/36	$154,403,436	$159,170,954
	Ginnie Mae	6.00%	11/15/36	166,259,916	171,364,836
	Ginnie Mae	6.00%	4/15/37	34,310,138	35,352,574
	Ginnie Mae	6.00%	5/15/37	151,828,971	156,442,111
	Ginnie Mae	6.00%	9/15/37	74,821,667	77,095,340
	Ginnie Mae	6.00%	10/15/37	40,858,748	42,100,400
	Ginnie Mae	6.00%	11/15/37	75,507,943	77,802,621
	Ginnie Mae	6.00%	12/15/37	131,786,897	135,856,083
	Ginnie Mae	6.00%	1/15/38	35,677,986	36,774,041
	Ginnie Mae	6.00%	7/15/38	37,807,276	38,968,745
	Ginnie Mae	6.00%	8/15/38	97,301,180	100,290,348
Barclays Bank	Fannie Mae	0.856%	8/25/21	85,368	84,190
	Fannie Mae	4.00%	11/25/19	3,653,399	3,582,569
	Fannie Mae	4.50%	11/25/14	300,000	303,061
	Fannie Mae	4.50%	1/25/25	12,201,519	12,293,171
	Fannie Mae	4.50%	11/25/26	8,500,000	8,047,325
	Fannie Mae	5.00%	1/25/16	200,000	202,969
	Fannie Mae	5.00%	6/1/35	531,006,005	541,095,119
	Fannie Mae	5.547%	3/25/41	34,233	32,552
	Fannie Mae	6.00%	8/1/37	79,286,099	81,811,692
	Fannie Mae	6.00%	9/1/37	111,713,932	115,272,487
	Fannie Mae	6.00%	9/1/38	152,575,798	157,427,391
	Fannie Mae	6.50%	7/18/27	235,289	253,076
	Freddie Mac	0.733%	8/15/32	7,265,602	7,136,838
	Freddie Mac	0.783%	8/15/29	135,356	132,659
	Freddie Mac	0.783%	12/15/31	79,731	77,410
	Freddie Mac	0.883%	3/15/32	34,766	34,254
	Freddie Mac	1.025%	3/15/20	85,045	84,192
	Freddie Mac	1.025%	2/15/24	223,145	222,134
	Freddie Mac	1.325%	12/15/13	229,010	228,540
	Freddie Mac	1.525%	9/15/22	135,846	135,816
	Freddie Mac	1.725%	8/15/23	38,176	37,947
	Freddie Mac	4.50%	5/15/18	45,000	45,427
	Freddie Mac	5.00%	1/15/25	37,000,000	37,161,979
	Freddie Mac	5.00%	2/15/25	12,000,000	12,093,654
	Freddie Mac	5.50%	9/1/38	87,323,844	89,408,337
	Freddie Mac	5.50%	10/1/38	200,000,006	204,774,172
	Freddie Mac	6.00%	8/15/16	111,484	117,078
	Freddie Mac	6.00%	10/1/26	6,112,567	6,320,005
	Freddie Mac	6.00%	7/1/27	57,036,916	58,933,742
	Freddie Mac	6.00%	12/15/28	2,417,390	2,554,625
	Freddie Mac	6.50%	8/15/16	171,914	183,016
	Freddie Mac	6.50%	12/15/23	41,581	42,854
	Freddie Mac	7.50%	8/15/30	217,618	227,975
	General Electric Co.	5.25%	12/6/17	87,900,000	83,206,316
	Ginnie Mae	0.684%	6/20/32	44,841	43,967
	Ginnie Mae	5.00%	2/20/29	129,102	131,433

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

	Ginnie Mae	6.00%	7/20/32	$53,872,423	$56,942,946
	Ginnie Mae	6.00%	12/15/34	905,764	934,156
	Ginnie Mae	6.00%	5/15/35	924,006	952,681
	Ginnie Mae	6.00%	11/15/35	884,341	911,785
	Ginnie Mae	6.00%	3/15/36	5,753,359	5,931,006
	Ginnie Mae	6.00%	4/15/36	10,613,594	10,941,310
	Ginnie Mae	6.00%	5/15/36	1,479,995	1,525,367
	Ginnie Mae	6.00%	6/15/36	3,179,597	3,277,774
	Ginnie Mae	6.00%	7/15/36	2,281,577	2,352,025
	Ginnie Mae	6.00%	8/15/36	5,287,716	5,450,985
	Ginnie Mae	6.00%	9/15/36	10,146,158	10,459,441
	Ginnie Mae	6.00%	10/15/36	853,076	879,416
	Ginnie Mae	6.00%	11/15/36	2,124,065	2,189,650
	Ginnie Mae	6.00%	12/15/36	2,697,344	2,780,630
	Ginnie Mae	6.00%	1/15/37	3,392,104	3,496,842
	Ginnie Mae	6.00%	2/15/37	9,037,606	9,315,295
	Ginnie Mae	6.00%	3/15/37	2,579,221	2,658,860
	Ginnie Mae	6.00%	4/15/37	6,767,979	6,976,512
	Ginnie Mae	6.00%	5/15/37	10,768,856	11,101,366
	Ginnie Mae	6.00%	6/15/37	33,055,754	34,072,653
	Ginnie Mae	6.00%	7/15/37	29,863,142	30,785,227
	Ginnie Mae	6.00%	8/15/37	25,097,892	25,872,840
	Ginnie Mae	6.00%	9/15/37	1,837,261	1,893,990
	Ginnie Mae	6.00%	10/15/37	14,796,447	15,250,167
	Ginnie Mae	6.00%	11/15/37	21,348,795	22,007,675
	Ginnie Mae	6.00%	12/15/37	30,569,736	31,512,349
	Ginnie Mae	6.00%	1/15/38	16,925,563	17,445,243
	Ginnie Mae	6.00%	2/15/38	8,870,419	9,142,925
	Ginnie Mae	6.00%	3/15/38	8,552,711	8,815,457
	Ginnie Mae	6.00%	4/15/38	32,326,990	33,320,100
	Ginnie Mae	6.00%	5/15/38	5,604,025	5,776,185
	Ginnie Mae	6.00%	6/15/38	1,408,057	1,451,314
	Ginnie Mae	6.00%	7/15/38	76,674,469	79,029,968
	Ginnie Mae	6.00%	8/15/38	59,717,985	61,552,567
	Ginnie Mae	6.00%	10/15/38	6,796,425	7,003,037
	Ginnie Mae	6.00%	11/15/38	1,563,414	1,611,443
	Ginnie Mae	6.00%	12/15/38	610,005	628,745
	Ginnie Mae	6.00%	1/15/39	700,000	721,504
	Goldman Sachs Group, Inc.	6.75%	10/1/37	109,500,000	83,456,082
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	43,600,000	41,988,457
Credit Suisse First Boston	AT&T, Inc.	5.50%	2/1/18	44,600,000	44,368,794
	Fannie Mae	4.50%	5/1/22	25,590,406	25,974,340
	Fannie Mae	4.50%	4/1/23	14,753,849	14,975,201
	Fannie Mae	4.50%	5/1/23	18,862,226	19,145,216
	Fannie Mae	5.00%	4/1/22	7,242,659	7,420,352
	Fannie Mae	5.00%	7/1/22	15,471,784	15,851,373
	Fannie Mae	5.00%	6/1/35	22,236,257	22,658,745
	Fannie Mae	5.00%	7/1/35	27,693,978	28,254,781
	Fannie Mae	5.50%	6/1/33	15,451,009	15,873,176
	Fannie Mae	5.50%	7/1/33	14,160,122	14,547,018
	Fannie Mae	5.50%	9/1/36	29,474,436	30,242,920
	Fannie Mae	5.50%	11/1/36	19,378,882	19,850,838
	Fannie Mae	5.50%	12/1/36	13,009,961	13,326,808
	Fannie Mae	5.50%	2/1/37	60,217,151	61,683,275
	Fannie Mae	5.50%	3/1/37	30,136,607	30,868,864

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

	Fannie Mae	5.50%	4/1/37	$23,488,941	$24,059,673
	Fannie Mae	5.50%	5/1/37	23,949,746	24,531,675
	Fannie Mae	5.50%	6/1/37	15,383,123	15,757,766
	Fannie Mae	5.50%	2/1/38	28,365,298	29,054,516
	Fannie Mae	5.50%	6/1/38	21,277,184	21,794,176
	Fannie Mae	5.50%	9/1/38	35,059,806	35,911,687
	Fannie Mae	5.50%	10/1/38	9,204,323	9,427,969
	Fannie Mae	6.00%	6/1/22	15,615,225	16,264,737
	Fannie Mae	6.00%	2/1/23	8,299,943	8,645,177
	Fannie Mae	6.00%	12/1/26	19,310,177	19,950,447
	Fannie Mae	6.00%	3/1/27	9,219,869	9,518,918
	Fannie Mae	6.00%	7/1/27	7,587,818	7,833,930
	Fannie Mae	6.00%	8/1/35	9,674,586	9,993,343
	Fannie Mae	6.00%	7/1/36	7,515,972	7,756,562
	Fannie Mae	6.00%	9/1/36	7,080,085	7,315,446
	Fannie Mae	6.00%	6/1/37	40,000,000	41,274,167
	Fannie Mae	6.00%	9/1/37	27,424,309	28,297,888
	Fannie Mae	6.00%	8/1/38	20,350,474	20,997,577
	Fannie Mae	6.00%	9/1/38	13,000,009	13,413,382
	Fannie Mae	6.00%	10/1/38	62,630,359	64,621,874
	Fannie Mae	6.50%	9/1/36	37,235,554	38,847,543
	Fannie Mae	6.50%	10/1/36	28,704,901	29,947,585
	Fannie Mae	6.50%	12/1/36	2,079,323	2,169,341
	Fannie Mae	6.50%	1/1/37	25,201,146	26,292,146
	Fannie Mae	6.50%	4/1/37	12,406,647	12,941,813
	Fannie Mae	6.50%	9/1/37	7,755,932	8,090,487
	Fannie Mae	6.50%	12/1/37	6,940,242	7,239,613
	Fannie Mae	6.50%	3/1/38	6,812,518	7,105,996
	Fannie Mae	6.50%	10/1/38	15,984,943	16,673,561
	Freddie Mac	4.932%	6/1/35	10,523,888	10,702,771
	Freddie Mac	5.50%	7/1/37	15,374,720	15,741,727
	Freddie Mac	5.50%	4/1/38	20,209,735	20,692,158
	Freddie Mac	5.50%	9/1/38	51,056,811	52,275,579
	Freddie Mac	6.00%	10/1/26	49,545,276	51,226,660
	Freddie Mac	6.00%	11/1/26	53,088,468	54,890,094
	Freddie Mac	6.00%	1/1/27	88,304,667	91,301,401
	Freddie Mac	6.00%	2/1/27	15,612,297	16,131,501
	Freddie Mac	6.00%	5/1/27	41,274,189	42,646,809
	Freddie Mac	6.00%	6/1/27	36,553,382	37,769,006
	Freddie Mac	6.00%	8/1/27	41,020,323	42,384,500
	Freddie Mac	6.00%	9/1/27	15,617,803	16,137,190
	Freddie Mac	6.00%	2/1/38	8,378,058	8,651,357
	Freddie Mac	6.00%	3/1/38	24,806,018	25,615,211
Goldman Sachs	Fannie Mae	4.617%	11/1/35	4,227,817	4,288,732
	Fannie Mae	4.682%	1/1/34	3,506,567	3,557,168
	Fannie Mae	5.50%	6/1/38	2,446,018	2,505,451
	Fannie Mae	11.00%	7/15/20	262,793	301,764
	Ginnie Mae	6.00%	8/15/36	31,212,376	32,169,420
	Ginnie Mae	6.00%	10/15/36	22,395,196	23,081,892
	Ginnie Mae	6.00%	4/15/37	19,808,971	20,410,822
	Ginnie Mae	6.00%	6/15/37	19,609,661	20,210,060
	Ginnie Mae	6.00%	7/15/37	12,133,683	12,508,335
	Ginnie Mae	6.00%	9/15/37	13,711,545	14,128,210
	Ginnie Mae	6.00%	10/15/37	17,996,749	18,543,650
	Ginnie Mae	6.00%	11/15/37	119,627,998	123,309,971
	Ginnie Mae	6.00%	12/15/37	22,452,369	23,145,632
	Ginnie Mae	6.00%	1/15/38	23,097,333	23,806,901
	Ginnie Mae	6.00%	2/15/38	27,822,497	28,677,226
	Ginnie Mae	6.00%	3/15/38	8,460,681	8,720,599
	Ginnie Mae	6.00%	4/15/38	7,174,096	7,394,490
	Ginnie Mae	6.00%	6/15/38	39,656,451	40,869,847
	Ginnie Mae	6.00%	7/15/38	28,969,770	29,859,743
	Ginnie Mae	6.00%	8/15/38	77,163,990	79,534,528
	Ginnie Mae	6.00%	9/15/38	72,301,360	74,502,004
	Ginnie Mae	6.00%	10/15/38	50,478,837	52,029,585
	Ginnie Mae	6.00%	12/15/38	26,000,000	26,790,447

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

JPMorgan	Fannie Mae	4.50%	8/1/20	$2,235,899	$2,272,015
	Fannie Mae	4.50%	11/1/20	681,617	692,627
	Fannie Mae	4.50%	7/1/21	1,639,307	1,663,901
	Fannie Mae	4.50%	12/1/21	268,431	272,458
	Fannie Mae	4.50%	1/1/22	554,054	562,367
	Fannie Mae	4.50%	2/1/22	29,519	29,962
	Fannie Mae	4.50%	4/1/22	6,646,324	6,746,039
	Fannie Mae	4.50%	5/1/22	887,436	900,750
	Fannie Mae	4.50%	6/1/22	1,069,978	1,086,031
	Fannie Mae	4.50%	7/1/22	4,657,537	4,727,414
	Fannie Mae	4.50%	4/1/23	6,108,222	6,199,864
	Fannie Mae	4.50%	5/1/23	784,665	796,438
	Fannie Mae	5.00%	9/1/17	233,594	240,359
	Fannie Mae	5.00%	11/1/17	66,707	68,712
	Fannie Mae	5.00%	4/1/18	169,109	173,980
	Fannie Mae	5.00%	6/1/18	271,308	276,994
	Fannie Mae	5.00%	6/1/19	2,097,212	2,153,699
	Fannie Mae	5.00%	7/1/19	2,269,382	2,330,506
	Fannie Mae	5.00%	8/1/19	5,181,866	5,321,436
	Fannie Mae	5.00%	9/1/19	3,536,212	3,631,457
	Fannie Mae	5.00%	10/1/19	1,668,486	1,713,426
	Fannie Mae	5.00%	7/1/20	1,714,640	1,758,143
	Fannie Mae	5.00%	8/1/20	5,476,937	5,624,454
	Fannie Mae	5.00%	10/1/20	2,372,963	2,433,169
	Fannie Mae	5.00%	11/1/20	2,284,326	2,342,283
	Fannie Mae	5.00%	12/1/20	632,878	648,935
	Fannie Mae	5.00%	1/1/21	2,568,817	2,633,496
	Fannie Mae	5.00%	2/1/21	5,618,436	5,759,900
	Fannie Mae	5.00%	3/1/21	1,358,242	1,392,066
	Fannie Mae	5.00%	4/1/21	314,667	322,503
	Fannie Mae	5.00%	5/1/21	1,920,020	1,967,834
	Fannie Mae	5.00%	6/1/21	538,384	551,791
	Fannie Mae	5.00%	7/1/21	69,972	71,714
	Fannie Mae	5.00%	9/1/21	457,433	468,825
	Fannie Mae	5.00%	10/1/21	1,218,017	1,248,349
	Fannie Mae	5.00%	11/1/21	510,437	523,148
	Fannie Mae	5.00%	12/1/21	58,295	59,747
	Fannie Mae	5.00%	1/1/22	3,989,099	4,087,391

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

	Fannie Mae	5.00%	2/1/22	$2,125,496	$2,178,017
	Fannie Mae	5.00%	3/1/22	416,462	426,690
	Fannie Mae	5.00%	4/1/22	2,626,302	2,691,004
	Fannie Mae	5.00%	5/1/22	10,040,532	10,286,869
	Fannie Mae	5.00%	6/1/22	5,136,690	5,262,715
	Fannie Mae	5.00%	7/1/22	122,645	125,654
	Fannie Mae	5.00%	6/1/23	204,490	209,507
	Fannie Mae	5.00%	8/1/23	33,771	34,600
	Fannie Mae	5.00%	10/1/23	252,036	258,219
	Fannie Mae	5.50%	4/1/16	117,510	121,740
	Fannie Mae	5.50%	7/1/16	50,747	52,574
	Fannie Mae	5.50%	9/1/17	88,502	91,633
	Fannie Mae	5.50%	10/1/17	43,236	44,765
	Fannie Mae	5.50%	11/1/17	73,335	75,929
	Fannie Mae	5.50%	2/1/18	59,414	61,441
	Fannie Mae	5.50%	4/1/18	97,284	100,667
	Fannie Mae	5.50%	11/1/18	31,587	32,705
	Fannie Mae	5.50%	12/1/18	112,503	116,416
	Fannie Mae	5.50%	1/1/19	28,724	29,740
	Fannie Mae	5.50%	4/1/19	29,472	30,478
	Fannie Mae	5.50%	8/1/19	33,416	34,524
	Fannie Mae	5.50%	9/1/19	28,360	29,327
	Fannie Mae	5.50%	10/1/19	43,900	45,357
	Fannie Mae	5.50%	6/1/20	30,969	31,978
	Fannie Mae	5.50%	10/1/32	854,435	878,315
	Fannie Mae	5.50%	11/1/32	1,214,252	1,248,973
	Fannie Mae	5.50%	12/1/32	101,784	104,629
	Fannie Mae	5.50%	1/1/33	2,513,714	2,583,967
	Fannie Mae	5.50%	2/1/33	2,312,462	2,376,962
	Fannie Mae	5.50%	3/1/33	329,513	338,722
	Fannie Mae	5.50%	4/1/33	4,465,426	4,587,435
	Fannie Mae	5.50%	5/1/33	1,258,838	1,293,233
	Fannie Mae	5.50%	6/1/33	889,972	914,289
	Fannie Mae	5.50%	8/1/33	460,819	473,410
	Fannie Mae	5.50%	9/1/33	2,822,473	2,899,591
	Fannie Mae	5.50%	10/1/33	51,090	52,486
	Fannie Mae	5.50%	11/1/33	43,283	44,466
	Fannie Mae	5.50%	12/1/33	3,463,913	3,558,557
	Fannie Mae	5.50%	1/1/34	6,330,540	6,503,509
	Fannie Mae	5.50%	2/1/34	303,708	312,006
	Fannie Mae	5.50%	3/1/34	339,374	348,647
	Fannie Mae	5.50%	5/1/34	885,960	909,060
	Fannie Mae	5.50%	1/1/35	413,329	424,106
	Fannie Mae	5.50%	2/1/35	1,107,294	1,138,240
	Fannie Mae	5.50%	3/1/36	424,824	435,170
	Fannie Mae	5.50%	7/1/36	489,079	500,990
	Fannie Mae	5.50%	8/1/36	1,817,031	1,861,284
	Fannie Mae	5.50%	10/1/36	2,516,334	2,577,617
	Fannie Mae	5.50%	11/1/36	6,695,162	6,858,217
	Fannie Mae	5.50%	12/1/36	11,122,929	11,393,819
	Fannie Mae	5.50%	1/1/37	18,386,735	18,834,402
	Fannie Mae	5.50%	2/1/37	36,514,054	37,401,897
	Fannie Mae	5.50%	3/1/37	53,003,704	54,291,726
	Fannie Mae	5.50%	4/1/37	12,078,740	12,372,305
	Fannie Mae	5.50%	5/1/37	8,474,575	8,680,490
	Fannie Mae	5.50%	6/1/37	2,896,262	2,966,635
	Fannie Mae	5.50%	9/1/37	967,413	990,919
	Fannie Mae	5.50%	4/1/38	512,406	524,857
	Fannie Mae	5.50%	5/1/38	66,088	67,698
	Fannie Mae	5.50%	8/1/38	4,540,362	4,650,684
	Fannie Mae	5.50%	9/1/38	1,589,497	1,628,119
	Fannie Mae	6.00%	3/1/21	1,523,323	1,586,686
	Fannie Mae	6.00%	9/1/21	1,514,374	1,577,364
	Fannie Mae	6.00%	12/1/21	1,563,324	1,628,350
	Fannie Mae	6.00%	3/1/22	3,538,250	3,685,224
	Fannie Mae	6.00%	7/1/22	1,658,359	1,727,245
	Fannie Mae	6.00%	8/1/22	1,466,712	1,527,637
	Fannie Mae	6.00%	9/1/22	1,454,590	1,515,012
	Fannie Mae	6.00%	10/1/22	9,116,678	9,495,372
	Fannie Mae	6.00%	11/1/22	502,570	523,446

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

	Fannie Mae	6.00%	2/1/23	$1,598,375	$1,664,859
	Fannie Mae	6.00%	4/1/23	3,203,612	3,336,686
	Fannie Mae	6.00%	6/1/23	283,562	293,390
	Fannie Mae	6.00%	7/1/23	3,234,966	3,369,342
	Fannie Mae	6.00%	8/1/23	1,441,218	1,501,084
	Fannie Mae	6.00%	9/1/23	3,231,915	3,366,164
	Fannie Mae	6.00%	8/1/26	199,543	206,159
	Fannie Mae	6.00%	10/1/26	6,180,321	6,385,242
	Fannie Mae	6.00%	5/1/27	6,439,257	6,648,116
	Fannie Mae	6.00%	6/1/27	7,595,794	7,842,166
	Fannie Mae	6.00%	7/1/27	5,078,425	5,243,145
	Fannie Mae	6.00%	8/1/27	4,672,942	4,824,510
	Fannie Mae	6.00%	9/1/27	3,823,078	3,947,080
	Fannie Mae	6.00%	10/1/27	1,303,674	1,345,959
	Fannie Mae	6.00%	7/1/29	66,071	68,661
	Fannie Mae	6.00%	12/1/31	399,752	415,420
	Fannie Mae	6.00%	6/1/33	76,205	78,954
	Fannie Mae	6.00%	7/1/34	30,847	31,998
	Fannie Mae	6.00%	8/1/34	82,438	85,257
	Fannie Mae	6.00%	9/1/34	104,104	107,664
	Fannie Mae	6.00%	10/1/34	977,334	1,010,757
	Fannie Mae	6.00%	1/1/35	743,580	769,009
	Fannie Mae	6.00%	2/1/35	122,014	126,034
	Fannie Mae	6.00%	4/1/35	102,201	105,696
	Fannie Mae	6.00%	5/1/35	233,469	241,161
	Fannie Mae	6.00%	7/1/35	2,588,013	2,673,282
	Fannie Mae	6.00%	8/1/35	3,426,371	3,539,263
	Fannie Mae	6.00%	9/1/35	103,238	106,640
	Fannie Mae	6.00%	10/1/35	2,102,880	2,172,166
	Fannie Mae	6.00%	11/1/35	7,560,251	7,809,346
	Fannie Mae	6.00%	12/1/35	6,814,894	7,039,431
	Fannie Mae	6.00%	1/1/36	2,078,894	2,147,075
	Fannie Mae	6.00%	4/1/36	718,237	741,596
	Fannie Mae	6.00%	5/1/36	65,455	67,550
	Fannie Mae	6.00%	6/1/36	1,022,884	1,055,627
	Fannie Mae	6.00%	7/1/36	12,552,686	12,954,502
	Fannie Mae	6.00%	8/1/36	11,725,255	12,100,585
	Fannie Mae	6.00%	9/1/36	7,690,210	7,937,042
	Fannie Mae	6.00%	10/1/36	4,073,635	4,204,034
	Fannie Mae	6.00%	11/1/36	265,142	273,630
	Fannie Mae	6.00%	12/1/36	4,194,978	4,329,261
	Fannie Mae	6.00%	1/1/37	4,547,117	4,692,672
	Fannie Mae	6.00%	3/1/37	852,794	879,959
	Fannie Mae	6.00%	4/1/37	4,371,702	4,510,970
	Fannie Mae	6.00%	5/1/37	6,601,761	6,812,055
	Fannie Mae	6.00%	6/1/37	1,849,775	1,908,698
	Fannie Mae	6.00%	7/1/37	3,645,304	3,765,111
	Fannie Mae	6.00%	8/1/37	2,881,934	2,973,735
	Fannie Mae	6.00%	9/1/37	9,852,228	10,166,063
	Fannie Mae	6.00%	10/1/37	20,988,953	21,657,538
	Fannie Mae	6.00%	11/1/37	1,598,496	1,649,415
	Fannie Mae	6.00%	12/1/37	12,946,702	13,359,109
	Fannie Mae	6.00%	1/1/38	8,618,081	8,892,547
	Fannie Mae	6.00%	2/1/38	8,195,335	8,455,930
	Fannie Mae	6.00%	3/1/38	983,716	1,015,010
	Fannie Mae	6.00%	4/1/38	1,049,402	1,082,771
	Fannie Mae	6.00%	5/1/38	944,546	974,581
	Fannie Mae	6.00%	6/1/38	5,371,599	5,542,405
	Fannie Mae	6.00%	7/1/38	1,455,080	1,501,349

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

	Fannie Mae	6.00%	8/1/38	$4,212,992	$4,346,956
	Fannie Mae	6.00%	9/1/38	7,082,743	7,307,960
	Fannie Mae	6.00%	10/1/38	4,741,604	4,892,377
	Fannie Mae	6.00%	11/1/38	1,887,092	1,947,098
	Fannie Mae	6.50%	12/1/28	96,784	100,994
	Fannie Mae	6.50%	7/1/32	108,381	113,784
	Fannie Mae	6.50%	8/1/32	1,009,054	1,059,303
	Fannie Mae	6.50%	11/1/32	250,563	262,898
	Fannie Mae	6.50%	9/1/33	223,814	234,972
	Fannie Mae	6.50%	7/1/34	1,143,940	1,195,992
	Fannie Mae	6.50%	8/1/34	984,464	1,029,852
	Fannie Mae	6.50%	9/1/34	3,516,830	3,678,970
	Fannie Mae	6.50%	12/1/34	3,174,097	3,320,436
	Fannie Mae	6.50%	6/1/35	3,479,000	3,639,396
	Fannie Mae	6.50%	10/1/35	80,103	83,646
	Fannie Mae	6.50%	3/1/36	807,447	842,403
	Fannie Mae	6.50%	4/1/36	3,469,340	3,619,533
	Fannie Mae	6.50%	5/1/36	1,414,577	1,475,817
	Fannie Mae	6.50%	6/1/36	2,281,334	2,380,097
	Fannie Mae	6.50%	7/1/36	1,640,762	1,711,794
	Fannie Mae	6.50%	8/1/36	14,920,910	15,566,861
	Fannie Mae	6.50%	9/1/36	6,927,277	7,227,170
	Fannie Mae	6.50%	10/1/36	1,846,957	1,926,915
	Fannie Mae	6.50%	11/1/36	9,941,677	10,372,068
	Fannie Mae	6.50%	12/1/36	8,489,754	8,857,289
	Fannie Mae	6.50%	1/1/37	6,671,028	6,959,708
	Fannie Mae	6.50%	2/1/37	7,185,474	7,496,545
	Fannie Mae	6.50%	3/1/37	198,002	206,574
	Fannie Mae	6.50%	4/1/37	1,404,775	1,465,458
	Fannie Mae	6.50%	5/1/37	1,519,165	1,584,695
	Fannie Mae	6.50%	6/1/37	2,691,828	2,807,942
	Fannie Mae	6.50%	7/1/37	6,445,292	6,723,312
	Fannie Mae	6.50%	8/1/37	56,578	59,018
	Fannie Mae	6.50%	9/1/37	9,060,910	9,451,849
	Fannie Mae	6.50%	10/1/37	7,690,495	8,023,233
	Fannie Mae	6.50%	11/1/37	6,290,374	6,561,712
	Fannie Mae	6.50%	12/1/37	628,223	655,322
	Fannie Mae	6.50%	6/1/38	114,384	119,312
	Fannie Mae	6.50%	9/1/38	72,590	75,717
	Fannie Mae	6.50%	10/1/38	1,910,150	1,992,438
	Fannie Mae	6.50%	12/1/38	8,900,898	9,284,341
	Fannie Mae	6.50%	1/1/39	2,484,355	2,591,379
	Fannie Mae	7.00%	11/1/38	599,029	630,024
	Fannie Mae	7.01%	11/1/22	57,988	61,162
	Fannie Mae	7.50%	12/1/30	26,424	28,106
	Fannie Mae	7.50%	8/1/31	55,888	59,488
	Fannie Mae	7.50%	11/1/31	61,440	65,350
	Freddie Mac	5.00%	7/1/34	60,353	61,443
	Freddie Mac	5.00%	4/1/35	327,765	333,685
	Freddie Mac	5.00%	11/1/36	389,278	395,945
	Freddie Mac	5.00%	1/1/37	857,032	871,708
	Freddie Mac	5.50%	1/1/35	348,759	357,703
	Freddie Mac	5.50%	2/1/35	5,528,278	5,676,966
	Freddie Mac	5.50%	3/1/35	192,292	197,044
	Freddie Mac	5.50%	6/1/35	788,466	808,687
	Freddie Mac	5.50%	7/1/36	1,630,803	1,669,823
	Freddie Mac	5.50%	4/1/37	773,280	791,760
	Freddie Mac	5.50%	8/1/37	82,128	84,089
	Freddie Mac	5.50%	9/1/37	969,364	992,503
	Freddie Mac	5.50%	2/1/38	82,375	84,342
	Freddie Mac	5.50%	3/1/38	48,004	49,150
	Freddie Mac	6.00%	4/1/17	986,009	1,028,717
	Freddie Mac	6.00%	5/1/17	69,257	72,257
	Freddie Mac	6.00%	6/1/17	132,550	138,147
	Freddie Mac	6.00%	7/1/17	67,263	70,177
	Freddie Mac	6.00%	7/1/27	3,133,216	3,237,414
	Freddie Mac	6.00%	8/1/27	1,458,693	1,507,203

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value

	Freddie Mac	6.00%	10/1/27	$11,743,596	$12,134,143
	Freddie Mac	6.00%	12/1/27	104,474	107,948
	Freddie Mac	6.00%	10/1/34	111,507	115,412
	Freddie Mac	6.00%	3/1/36	383,712	396,311
	Freddie Mac	6.00%	7/1/36	101,950	105,297
	Freddie Mac	6.00%	8/1/36	2,856,921	2,950,723
	Freddie Mac	6.00%	11/1/36	1,253,992	1,295,164
	Freddie Mac	6.00%	12/1/36	1,282,414	1,324,520
	Freddie Mac	6.00%	1/1/37	548,465	566,473
	Freddie Mac	6.00%	2/1/37	968,451	1,000,248
	Freddie Mac	6.00%	3/1/37	1,597,921	1,650,386
	Freddie Mac	6.00%	6/1/37	5,947,033	6,141,030
	Freddie Mac	6.00%	7/1/37	1,263,507	1,304,724
	Freddie Mac	6.00%	8/1/37	1,739,754	1,796,506
	Freddie Mac	6.00%	10/1/37	6,234,158	6,437,941
	Freddie Mac	6.00%	11/1/37	1,701,892	1,757,409
	Freddie Mac	6.00%	12/1/37	599,403	618,956
	Freddie Mac	6.00%	1/1/38	940,191	970,861
	Freddie Mac	6.00%	2/1/38	710,764	733,950
	Freddie Mac	6.00%	3/1/38	1,304,509	1,347,063
	Freddie Mac	6.00%	5/1/38	888,384	917,364
	Freddie Mac	6.00%	6/1/38	877,186	905,801
	Freddie Mac	6.00%	7/1/38	5,985,305	6,180,715
	Freddie Mac	6.00%	8/1/38	3,181,944	3,285,741
	Freddie Mac	6.00%	9/1/38	6,207,773	6,410,276
	Freddie Mac	6.00%	10/1/38	8,347,333	8,619,630
	Freddie Mac	6.00%	11/1/38	9,220,571	9,521,354
	Freddie Mac	6.00%	12/1/38	3,321,869	3,430,231
	Freddie Mac	7.00%	4/1/29	29,842	31,681

					$5,987,666,984

The Portfolio received $3,863,000 principal value in U.S. Treasury Bills, $2,063,331 in U.S. government agency securities and $43,525,000 in cash as collateral for reverse repurchase agreements.
(H)	Short sales outstanding at January 31, 2009:

	Coupon	Maturity	Principal	Proceeds	Value

Fannie Mae	5.00%	TBA	$224,900,000	$230,913,801	$229,303,291
Freddie Mac	5.00%	TBA	2,800,000	2,862,453	2,842,437

					$232,145,728

Fair Value Measurements–Effective November 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is definded as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices	$9,574,603	$589,184
Level 2 - Other Significant Observable Inputs	9,874,654,065	(45,477,458)
Level 3 - Significant Unobservable Inputs	870,354	(300,652)

Total	$9,885,099,022	$(45,188,926)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of January 31, 2009, is as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 10/31/08	$966,966	$(715,964)
Net purchases (sales) and settlements	(67,526)	4,657,304
Accrued discounts (premiums)	3,314	—
Total realized gain (loss)	404	—
Total change in unrealized gain (loss)	(41,623)	(4,241,992)
Transfers in and/or out of Level 3	8,819	—

Ending balance, 1/31/09	$870,354	$(300,652)

Fixed Income SHares — Series R Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
U.S. TREASURY BONDS & NOTES—117.8%
	U.S. Treasury Inflation Indexed Bonds & Notes (g),
$10,323	0.875%, 4/15/10		$10,051,537
5,421	1.375%, 7/15/18		5,199,469
4,007	1.625%, 1/15/15		3,878,495
20,673	1.75%, 1/15/28 (d)		18,359,795
14,114	1.875%, 7/15/13 (d)		14,039,018
13,113	1.875%, 7/15/15		12,912,686
22,908	2.00%, 7/15/14 (d)		22,750,448
3,641	2.00%, 1/15/16		3,613,287
24,044	2.00%, 1/15/26 (d)		22,218,442
18,955	2.375%, 4/15/11		19,066,006
13,913	2.375%, 1/15/17		14,169,593
20,336	2.375%, 1/15/25 (d)		19,821,386
4,321	2.375%, 1/15/27		4,226,954
4,718	2.625%, 7/15/17		4,916,697
1,197	3.375%, 1/15/12		1,241,224
14,045	3.50%, 1/15/11		14,368,526
9,359	3.625%, 4/15/28 (d)		10,762,519
1,228	3.875%, 4/15/29		1,461,918

	Total U.S. Treasury Bonds & Notes (cost—$199,099,449)		203,058,000

U.S. GOVERNMENT AGENCY SECURITIES—66.1%
	Fannie Mae—60.3%
24	3.455%, 10/1/44, FRN, MBS	Aaa/AAA	24,172
95,100	5.00%, TBA, MBS (d)	Aaa/AAA	96,619,287
4,000	5.50%, 6/1/37, MBS	Aaa/AAA	4,097,192
770	5.50%, 11/1/37, MBS	Aaa/AAA	788,710
30	5.50%, 5/1/38, MBS	Aaa/AAA	30,728
300	5.50%, 8/1/38, MBS	Aaa/AAA	307,289
2,000	5.50%, TBA, MBS (d)	Aaa/AAA	2,046,562

			103,913,940

	Freddie Mac—1.2%
832	0.563%, 2/15/19, CMO, FRN	Aaa/AAA	814,210
618	6.673%, 9/1/36, FRN, MBS	Aaa/AAA	643,398
594	6.72%, 7/1/36, FRN, MBS	Aaa/AAA	619,977

			2,077,585

	Ginnie Mae—4.6%
7	6.00%, 8/15/31, MBS	Aaa/AAA	7,448
8	6.00%, 2/15/32, MBS	Aaa/AAA	7,934
191	6.00%, 10/15/36, MBS	Aaa/AAA	196,814
20	6.00%, 8/15/37, MBS	Aaa/AAA	21,112
2,515	6.00%, 8/15/38, MBS (h)	Aaa/AAA	2,591,368
3,000	6.00%, 10/15/38, MBS	Aaa/AAA	3,091,361
500	6.00%, 11/15/38, MBS	Aaa/AAA	515,360
1,400	6.00%, TBA, MBS (d)	Aaa/AAA	1,440,469

			7,871,866

	Total U.S. Government Agency Securities (cost—$114,361,197)		113,863,391

Fixed Income SHares — Series R Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—18.1%
Banking—7.1%
	American Express Bank FSB,
$400	5.50%, 4/16/13	A1/A+	$382,688
300	6.00%, 9/13/17	A1/A+	279,244
200	American Express Centurion Bank, 6.00%, 9/13/17	A1/A+	186,163
3,500	Bank of America Corp., 5.65%, 5/1/18	A1/A+	3,170,954
1,200	Bank of America NA, 2.835%, 5/12/10, FRN	Aa2/AA+	1,173,725
	Barclays Bank PLC,
800	5.45%, 9/12/12	Aa1/AA-	798,322
100	7.434%, 12/15/17, FRN (a)(c)(f)	Aa3/A	47,013
900	7.70%, 4/25/18, FRN (a)(c)(f)	Aa2/A+	489,998
3,600	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/A+	3,487,968
700	National Australia Bank Ltd., 5.35%, 6/12/13 (a)(c)	Aa1/AA	663,935
€100	Royal Bank of Scotland Group PLC, 7.092%, 9/29/17, FRN (f)	A3/BB	17,300
$1,400	UBS AG, 5.75%, 4/25/18	Aa2/AA-	1,235,337
300	Wachovia Bank N.A., 2.287%, 12/2/10, FRN	Aa1/AA+	279,728

			12,212,375

Chemicals—0.5%
1,000	RPM International, Inc., 6.50%, 2/15/18	Baa3/BBB-	870,778

Financial Services—7.6%
500	Allstate Life Global Funding Trusts, 5.375%, 4/30/13	A1/AA	504,483
	American Express Co.,
580	7.00%, 3/19/18	A2/A	576,744
170	8.15%, 3/19/38	A2/A	180,068
300	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Aa3/A+	314,568
100	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (a)(c)(f)	NR/BB	41,982
	Citigroup, Inc.,
3,500	6.125%, 5/15/18	A2/A	3,176,705
1,200	8.40%, 4/30/18, FRN (f)	Baa3/BB	439,776
800	Ford Motor Credit Co., 7.875%, 6/15/10	Caa1/CCC+	661,001
700	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	C/CCC	497,534
	Goldman Sachs Group, Inc.,
500	6.15%, 4/1/18	A1/A	456,722
700	6.75%, 10/1/37	A2/A-	533,509
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14 (e)	NR/NR	14,500
350	Longpoint Re Ltd., 7.246%, 11/8/11, FRN (a)(b)(c)	NR/BB+	343,630
400	Merna Reinsurance Ltd., 2.109%, 6/30/12, FRN (a)(b)(c)	Aa2/NR	371,560
2,100	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A1/A+	2,022,380
	Morgan Stanley,
500	1.536%, 10/18/16, FRN	A2/A	337,306
300	6.625%, 4/1/18	A2/A	274,625
2,000	Wachovia Corp., 5.50%, 5/1/13	Aa3/AA	2,061,714
400	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (f)	A1/A+	286,980

			13,095,787

Insurance—1.9%
2,445	American International Group, Inc.,
	8.175%, 5/15/68, (converts to FRN on 5/15/36) (a)(c)	Baa1/BBB	908,855
1,600	ASIF I, 1.309%, 7/26/10, FRN	Aa3/A+	1,298,000
300	Metropolitan Life Global Funding I, 5.125%, 4/10/13 (a)(c)	Aa2/AA	287,181
300	New York Life Global Funding, 4.65%, 5/9/13 (a)(c)	Aaa/AAA	295,998

Fixed Income SHares — Series R Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Insurance (continued)
$200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(c)	Aa3/AA	$186,382
300	Residential Reins Ltd., 9.453%, 6/7/10, FRN (a)(b)(c)	NR/BB	295,320

			3,271,736

Oil & Gas—0.1%
200	Gaz Capital S.A., 8.146%, 4/11/18 (a)(c)	A3/BBB	153,000

Retail—0.1%
200	Wal-Mart Stores, Inc., 5.80%, 2/15/18	Aa2/AA	218,682

Software—0.3%
600	Oracle Corp., 5.75%, 4/15/18	A2/A	624,497

Utilities—0.5%
	Electricite De France S.A. (a)(c),
300	6.50%, 1/26/19	Aa3/A+	311,727
300	6.95%, 1/26/39	Aa3/A+	310,507
200	Public Service Electric & Gas Co., 5.30%, 5/1/18	A3/A-	193,960

			816,194

	Total Corporate Bonds & Notes (cost—$34,654,436)		31,263,049

SOVEREIGN DEBT OBLIGATIONS—4.6%
Japan—4.6%
	Japanese Government CPI Linked Bond (g),
¥418,200	0.80%, 12/10/15	Aa3/AA	4,068,787
¥61,380	1.20%, 6/10/17	Aa3/AA	604,400
¥322,272	1.20%, 12/10/17 (d)	Aa3/NR	3,188,512

	Total Sovereign Debt Obligations (cost—$6,843,289)		7,861,699

MORTGAGE-BACKED SECURITIES—3.4%
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
$94	2.339%, 3/25/35	Aaa/AAA	80,219
67	2.47%, 8/25/35	Aaa/AAA	58,208
214	2.87%, 3/25/35	Aaa/AAA	180,779
122	4.55%, 8/25/35	Aaa/AAA	103,309
	Citigroup Mortgage Loan Trust, Inc., CMO,
76	4.05%, 8/25/35, FRN	Aaa/AAA	64,912
134	4.248%, 8/25/35, FRN	Aaa/AAA	113,866
2,395	6.012%, 9/25/37, VRN	NR/AAA	1,375,491
3,028	Countrywide Alternative Loan Trust, 0.554%, 12/20/46, CMO, FRN	Aaa/AAA	1,325,396
50	Countrywide Home Loan Mortgage Pass-Through Trust, 0.729%, 6/25/35, CMO, FRN (a)(c)	Aaa/AAA	33,801
255	GSR Mortgage Loan Trust, 4.541%, 9/25/35, CMO, FRN	NR/AAA	209,669
3,100	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	2,088,918
9	Lehman XS Trust, 0.469%, 7/25/46, CMO, FRN	Aaa/AAA	8,538
586	Residential Accredit Loans, Inc., 0.569%, 6/25/46, CMO, FRN	Aaa/AAA	268,847

	Total Mortgage-Backed Securities (cost—$7,838,636)		5,911,953

Fixed Income SHares — Series R Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MUNICIPAL BONDS—1.0%
California—0.3%
$600	State, GO, 5.00%, 11/1/37	A1/A+	$533,208

New York—0.1%
100	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 4.75%, 6/15/38, Ser. D	Aa2/AAA	89,290

Washington—0.6%
1,000	Pierce Cnty. School Dist. No. 10, GO, 5.00%, 12/1/23, Ser. A (FSA)	Aa1/AAA	1,049,410

West Virginia—0.0%
100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	Baa3/BBB	59,854

	Total Municipal Bonds (cost—$1,768,821)		1,731,762

ASSET-BACKED SECURITIES—0.4%
507	Bear Stearns Asset Backed Securities Trust, 1.389%, 10/25/37, FRN	A1/AAA	416,267
379	Massachusetts Educational Financing Auth., 2.109%, 10/25/38, FRN	Aaa/AAA	307,446

	Total Asset-Backed Securities (cost—$885,724)		723,713

Shares
CONVERTIBLE PREFERRED STOCK—0.1%
Banking—0.1%
200	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost—$200,000)	A3/A+	127,400

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—10.5%
U.S. Treasury Bills (h)—5.8%
$9,917	0.01%-1.01%, 2/12/09-6/4/09 (cost—$9,915,687)		9,910,818

Corporate Notes—1.0%
Banking—0.3%
600	Bank of America NA, 2.181%, 2/27/09, FRN	Aaa/AA	599,901

Financial Services—0.7%
600	Citigroup Funding, Inc., 1.496%, 12/28/09, FRN	A2/A	584,740
600	Rockies Express Pipeline LLC, 5.10%, 8/20/09, FRN (a)(c)	Baa2/BBB	600,562

			1,185,302

	Total Corporate Notes (cost—$1,799,492)		1,785,203

Fixed Income SHares — Series R Schedule of Investments
January 31, 2009 (unaudited)

Principal
Amount
(000)		Value*
Repurchase Agreements—3.7%
$1,000	Credit Suisse First Boston, dated 1/30/09, 0.26%, due 2/2/09, proceeds $1,000,022; collateralized by U.S. Treasury Notes, 5.125%, due 6/30/11, valued at $1,024,522 including accrued interest	$1,000,000

5,423	State Street Bank & Trust Co., dated 1/30/09, 0.10%, due 2/2/09, proceeds $5,423,045; collateralized by U.S. Treasury Bills, 0.189%, due 2/19/09, valued at $5,534,447 including accrued interest	5,423,000
	Total Repurchase Agreements (cost—$6,423,000)	6,423,000

	Total Short-Term Investments (cost—$18,138,179)	18,119,021

Contracts/
Notional
Amount
OPTIONS PURCHASED (i)—5.1%
	Call Options—5.1%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
245,400,000	strike rate 3.50%, expires 2/2/09	8,868,486
	Euro-Bund (EUREX),
29	strike price $155, expires 2/20/09	371

		8,868,857

	Put Options—0.0%
	Fannie Mae (OTC),
20,500,000	strike price $49, expires 2/5/09	—
41,000,000	strike price $50, expires 2/5/09	—
38,000,000	strike price $51, expires 2/5/09	—
20,000,000	strike price $52, expires 2/5/09	—
27,500,000	strike price $53, expires 2/5/09	—
10,000,000	strike price $55, expires 2/5/09	—
9,000,000	strike price $64, expires 2/5/09	—
15,100,000	strike price $66.13, expires 2/5/09	—
	Ginnie Mae (OTC),
1,500,000	strike price $53, expires 2/12/09	—
	U.S. Treasury Inflation Index Bonds (OTC),
23,500,000	strike price $65, expires 2/10/09	294
11,900,000	strike price $65, expires 2/11/09	592
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
5	strike price $70, expires 2/20/09	78
	U.S. Treasury Notes 10 yr. Futures (CBOT),
27	strike price $75, expires 2/20/09	421
10	strike price $80, expires 2/20/09	156
344	strike price $90, expires 2/20/09	5,357

		6,898

	Total Options Purchased (cost—$2,730,938)	8,875,755

	Total Investments before options written (cost—$386,520,669)—227.1%	391,535,743

Fixed Income SHares — Series R Schedule of Investments
January 31, 2009 (unaudited)

Contracts/
Notional
Amount			Value*
OPTIONS WRITTEN (i)—(5.5)%
	Call Options—(5.4)%
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
106,700,000	strike rate 4.30%, expires 2/2/09		$(8,939,283)
	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
6,300,000	strike rate 3.50%, expires 5/6/09		(286,831)
1,000,000	strike rate 5.37%, expires 9/20/10		(130,539)

			(9,356,653)

	Put Options—(0.1)%
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
6,300,000	strike rate 2.75%, expires 5/22/09		(80,594)
	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
1,000,000	strike rate 5.37%, expires 9/20/10		(7,783)
	Financial Futures Euro—90 day (CME),
28	strike price $98.50, expires 3/16/09		(7,147)
10	strike price $98.88, expires 3/16/09		(5,793)

			(101,317)

	Total Options Written (premiums received—$3,070,841)		(9,457,970)

	Total Investments net of options written (cost—$383,449,828)	221.6%	382,077,773
	Other liabilities in excess of other assets	(121.6)	(209,672,537)

	Net Assets	100.0%	$172,405,236

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or person acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $5,341,451, representing 3.10% of net assets.

(b)	Illiquid security.

(c)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2009.

(e)	Security in default.

(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(g)	Inflationary Bonds—Principal amount of security is adjusted for inflation.

(h)	All or partial amount segregated as collateral for futures contracts, when-issued and/or delayed-delivery securities and swaps.

(i)	Non-income producing.
Glossary:

€—Euro

¥—Japanese Yen

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

CPI—Consumer Price Index

EUREX—Eurex Euro Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on January 31, 2009.

FSA—insured by Financial Security Assurance, Inc.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over-the-Counter

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2009.

Other Investments:
     (A) Futures contracts outstanding at January 31, 2009:

			Market
			Value	Expiration	Unrealized
	Type	Contracts	(000)	Date	Appreciation

Long:	Euribor Futures	20	$6,289	3/16/09	$125,837
	Euribor Futures	28	8,815	6/15/09	184,442
	Euribor Futures	30	9,440	9/14/09	195,653
	Euribor Futures	30	9,425	12/14/09	185,534
	Financial Futures Euro—90 day	72	17,776	3/16/09	632,423
	Financial Futures Euro—90 day	206	50,849	6/15/09	1,047,989
	Financial Futures Euro—90 day	246	60,661	9/14/09	1,459,891
	Financial Futures Euro—90 day	255	62,762	12/14/09	1,282,262
	Financial Futures Euro—90 day	227	55,777	3/15/10	1,150,193
	Financial Futures Euro—90 day	7	1,716	6/14/10	9,931
	United Kingdom—90 day	4	709	3/18/09	31,718
	United Kingdom—90 day	7	1,243	6/17/09	59,973
	U.S. Treasury Notes 10 yr. Futures	365	44,775	3/20/09	266,637

					$6,632,483

The Portfolio pledged $1,084,153 in U.S. Government securities and $1,391,300 in cash as collateral for futures contracts.
(B) Transactions in options written for the three months ended January 31, 2009:

	Contracts/Notional
	Amount	Premiums

Options outstanding, October 31, 2008	108,700,165	$2,975,508
Options written	12,600,038	194,996
Options terminated in closing transactions	(165)	(99,663)

Options outstanding, January 31, 2009	121,300,038	$3,070,841

(C) Credit default swap agreements — Buy Protection swap agreements outstanding at January 31, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Portfolio	Value (5)	Paid	Appreciation

Barclays Bank:
Credit Suisse Group	$2,600	1.60%	6/20/13	(1.60)%	$—	$—	$—
Deutsche Bank:
UBS	€500	2.629%	3/20/14	(2.20)%	11,580	—	10,915
Goldman Sachs:
Newell Rubbermaid	$700	2.194%	12/20/12	(0.319)%	46,585	—	46,324
RPM International	1,000	3.25%	3/20/18	(1.50)%	115,096	—	113,346
Merrill Lynch & Co.:
GMAC	100	10.293%	9/20/12	(4.80)%	15,327	—	14,766
Morgan Stanley:
Staples	1,300	2.727%	12/20/12	(0.70)%	90,544	—	89,483
TJX	1,300	1.24%	12/20/12	(0.46)%	37,052	—	36,354

					$316,184	$—	$311,188

(D) Credit default swap agreements — Sell Protection swap agreements outstanding at January 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Portfolio	Value (5)	Received	(Depreciation)

Citigroup:
General Electric	$8,000	4.08%	12/20/13	3.725%	$(95,871)	$—	$(61,105)
Deutsche Bank:
American International Group	3,800	4.821%	12/20/13	5.00%	27,470	(389,500)	439,137
Goldman Sachs:
GMAC	300	11.079%	6/20/11	3.40%	(45,698)	—	(44,508)
GMAC	100	10.293%	9/20/12	3.05%	(20,218)	—	(19,862)
GMAC	600	10.293%	9/20/12	5.35%	(82,734)	—	(78,989)
Merrill Lynch & Co.:
Citigroup	1,000	7.134%	12/20/13	5.00%	(74,587)	(230,000)	161,246
Dow Jones CDX HY-8 Index	294	11.637%	6/20/12	2.75%	(66,587)	(13,965)	(51,679)
Morgan Stanley:
Dow Jones CDX HY-9 Index 25-35%	400	15.022%	12/20/12	6.57%	(99,528)	—	(96,463)
Ford Motor Credit	100	13.551%	9/20/12	3.80%	(25,052)	—	(24,608)
Goldman Sachs	100	3.097%	9/20/12	0.75%	(7,598)	—	(7,510)

					$(490,403)	$(633,465)	$215,659

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at January 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(E) Interest rate swap agreements outstanding at January 31, 2009:

				Rate Type			Upfront	Unrealized
	Notional Amount		Termination	Payments Made	Payments Received	Market	Premiums	Appreciation
Swap Counterparty	(000)		Date	by Portfolio	by Portfolio	Value	Paid (Received)	(Depreciation)
Bank of America		$1,700	6/17/16	3-Month USD-LIBOR	4.00%	$113,181	$127,262	$(14,081)
Bank of America		9,600	12/17/38	5.00%	3-Month USD-LIBOR	(2,936,814)	(323,108)	(2,650,254)
Barclays Bank		€9,100	9/17/10	6-Month EUR-LIBOR	5.00%	493,216	(96,137)	576,134
Barclays Bank		$600	12/17/28	5.00%	3-Month USD-LIBOR	(141,002)	(7,320)	(135,966)
Barclays Bank		£5,600	3/18/39	4.50%	6-Month GBP-LIBOR	(1,158,860)	(36,631)	(1,122,229)
Barclays Bank		$2,500	3/18/39	5.00%	6-Month GBP-LIBOR	(836,214)	(254,244)	(581,970)
Credit Suisse First Boston		29,200	6/17/29	3.00%	3-Month USD-LIBOR	1,894,431	(559,946)	2,454,377
Goldman Sachs		€2,300	12/15/11	5-Year French CPI Ex-Tobacco Daily Reference Index	1.976%	42,020	(4,791)	46,811
Goldman Sachs		$6,600	3/30/12	5-Year French CPI Ex-Tobacco Daily Reference Index	1.96%	81,185	—	81,185
Goldman Sachs		£9,700	9/17/13	6-Month GBP-LIBOR	5.00%	1,235,912	(26,039)	1,208,021
Goldman Sachs		$1,400	1/3/18	United Kingdom RPI	3.11%	9,336	—	9,336
Merrill Lynch & Co.		2,700	5/21/09	5.50%	30-Day USD-CMM Rate	(358,431)	(465,723)	107,292
Merrill Lynch & Co.	BRL	2,000	1/2/12	BRL-CDI-Compounded	12.54%	8,287	(8,571)	16,858
Morgan Stanley	AUD	3,200	12/15/09	6-Month Australian Bank Bill	7.00%	66,948	1,718	73,485
Morgan Stanley	BRL	7,700	1/2/12	BRL-CDI-Compounded	10.115%	(213,638)	(137,054)	(76,584)
Morgan Stanley		$1,100	1/2/12	BRL-CDI-Compounded	12.54%	4,558	(3,176)	7,734
Morgan Stanley		£1,700	9/17/13	6-Month GBP-LIBOR	5.00%	216,603	(26,844)	233,995
Morgan Stanley		$1,000	3/6/18	U.S. CPI Urban Counsumers NSA	2.98%	120,414	—	120,414
Royal Bank of Scotland		1,300	5/21/09	5.50%	30-Day USD-CMM Rate	(172,578)	50,135	(222,713)
Royal Bank of Scotland		£21,200	3/18/14	6-Month GBP-LIBOR	5.00%	2,839,370	(530,900)	3,370,270
Royal Bank of Scotland		$200	6/17/29	3.00%	3-Month USD-LIBOR	12,975	(9,350)	22,325

						$1,320,899	$(2,310,719)	$3,524,440

AUD—Australian Dollar

BRL—Brazilian Real

£/GBP—British Pound

€/EUR—Euro

CDI—Inter-Bank Deposit Cerfiticate

CMM—Constant Maturity Mortgage

CPI—Consumer Price Index

LIBOR—London Inter-Bank Offered Rate

NSA—Not Seasonally Adjusted

RPI—Retail Price Index

(F) Forward foreign currency contracts outstanding at January 31, 2009:

				Unrealized
		U.S. $ Value	U.S. $ Value	Appreciation
	Counterparty	Origination Date	January 31, 2009	(Depreciation)

Purchased:
1,529,620 Brazilian Real settling 2/3/09	Barclays Bank	$697,025	$658,397	$(38,628)
458,939 Brazilian Real settling 2/3/09	HSBC Bank USA	194,466	197,542	3,076
910,520 Brazilian Real settling 6/2/09	UBS	385,977	379,038	(6,939)
2,723,841 Chinese Yuan Renminbi settling 3/2/09	Barclays Bank	385,500	396,549	11,049
3,032,450 Chinese Yuan Renminbi settling 5/6/09	Barclays Bank	438,089	438,139	50
11,869,440 Chinese Yuan Renminbi settling 9/8/09	Barclays Bank	1,760,000	1,697,902	(62,098)
3,438,650 Chinese Yuan Renminbi settling 3/2/09	Citigroup	485,000	500,615	15,615
1,447,845 Chinese Yuan Renminbi settling 9/8/09	Citigroup	210,000	207,112	(2,888)
1,371,580 Chinese Yuan Renminbi settling 3/2/09	HSBC Bank USA	194,000	199,681	5,681
5,267,340 Chinese Yuan Renminbi settling 9/8/09	HSBC Bank USA	780,000	753,483	(26,517)
3,349,408 Malaysian Ringgit settling 2/12/09	JPMorgan Chase	1,048,000	928,093	(119,907)
28,416 Malaysian Ringgit settling 8/12/09	Barclays Bank	7,963	7,874	(89)
114,414 Mexican Peso settling 5/19/09	Citigroup	10,484	7,803	(2,682)
1,900,000 Philippines Peso settling 2/6/09	Merrill Lynch & Co.	42,860	40,099	(2,761)
5,000,000 Philippines Peso settling 2/6/09	Barclays Bank	111,371	105,524	(5,847)
2,416,473 Philippines Peso settling 2/6/09	Citigroup	51,085	50,999	(86)
2,400,000 Philippines Peso settling 2/6/09	Deutsche Bank	54,201	50,651	(3,549)
6,000,000 Philippines Peso settling 2/6/09	HSBC Bank USA	133,948	126,629	(7,319)
8,434,160 Philippines Peso settling 2/6/09	JPMorgan Chase	185,803	178,001	(7,802)
1,300,000 Philippines Peso settling 12/24/10	Lehman Brothers	29,044	27,444	(1,600)
6,600,000 Philippines Peso settling 2/6/09	Morgan Stanley	147,643	139,291	(8,351)
1,900,000 Philippines Peso settling 2/6/09	Royal Bank of Scotland PLC	42,889	40,099	(2,790)
1,478,562 Polish Zloty settling 5/6/09	HSBC Bank USA	655,159	422,519	(232,640)
309,679 Russian Ruble settling 5/6/09	Barclays Bank	9,314	7,963	(1,351)
1,007,013 Singapore Dollar settling 4/14/09	Citigroup	690,000	666,323	(23,677)
649,321 Singapore Dollar settling 4/14/09	Deutsche Bank	440,000	429,644	(10,356)
248,659 Singapore Dollar settling 4/14/09	HSBC Bank USA	170,000	164,533	(5,467)
390,528 Singapore Dollar settling 7/30/09	HSBC Bank USA	270,000	258,570	(11,430)
430,284 Singapore Dollar settling 4/14/09	Royal Bank of Scotland PLC	292,750	284,711	(8,039)
325,452 Singapore Dollar settling 4/14/09	UBS	220,000	215,346	(4,654)
Sold:
122,261 Australian Dollar settling 2/19/09	BNP Paribas Bank	80,527	77,648	2,879
1,078,038 Brazilian Real settling 2/3/09	Barclays Bank	440,265	464,022	(23,757)
458,939 Brazilian Real settling 6/2/09	HSBC Bank USA	187,782	191,051	(3,269)
910,520 Brazilian Real settling 2/3/09	UBS	397,607	391,916	5,691
1,224,000 British Pound settling 2/26/09	Deutsche Bank	1,855,584	1,764,056	91,528
2,371,305 Chinese Yuan Renminbi settling 3/2/09	Barclays Bank	339,000	345,225	(6,226)
1,463,366 Chinese Yuan Renminbi settling 3/2/09	HSBC Bank USA	208,457	213,044	(4,587)
3,699,400 Chinese Yuan Renminbi settling 3/2/09	JPMorgan Chase	530,000	538,576	(8,576)
1,123,000 Euro settling 2/12/09	JPMorgan Chase & Co.	1,536,264	1,438,914	97,350
685,691,000 Japanese Yen settling 3/5/09	BNP Paribas Bank	7,300,798	7,638,639	(337,840)
28,416 Malaysian Ringgit settling 2/12/09	Barclays Bank	8,016	7,874	142
3,320,992 Malaysian Ringgit settling 2/12/09	Deutsche Bank	951,983	920,219	31,764
2,433,673 Philippines Peso settling 8/6/09	Citigroup	50,611	50,594	17
34,650,633 Philippines Peso settling 2/6/09	Deutsche Bank	718,893	731,294	(12,401)
1,300,000 Philippines Peso settling 12/24/10	Lehman Brothers	26,898	27,443	(545)
21,117 Polish Zloty settling 5/6/09	HSBC Bank USA	7,103	6,035	1,068
1,457,445 Polish Zloty settling 5/6/09	JPMorgan Chase	475,683	416,485	59,198
309,679 Russian Ruble settling 5/6/09	Barclays Bank	9,176	7,962	1,213
390,528 Singapore Dollar settling 7/30/09	Citigroup	261,730	258,570	3,160
2,660,728 Singapore Dollar settling 4/14/09	Deutsche Bank	1,781,897	1,760,558	21,339

				$(643,848)

The Portfolio received $3,737,000 principal value in U.S. Treasury Bills and $4,530,000 in cash as collateral for derivative contracts.
Cash collateral received may be invested in accordance with the Portfolio’s investment strategy. Collateral received as securities cannot be pledged.

(G) Short sales outstanding at January 31, 2009:

	Coupon	Maturity	Principal	Proceeds	Value

Fannie Mae	6.00%	TBA	$100,000	$104,250	$(104,016)
Ginnie Mae	5.50%	TBA	100,000	103,422	(102,391)
Ginnie Mae	6.50%	TBA	300,000	312,141	(311,016)

					$(517,423)

Fair Value Measurements–Effective November 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Portfolio has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The valuation techniques used by the Portfolio to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolio utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments

Level 1 - Quoted Prices	$127,400	$6,632,483
Level 2 - Other Significant Observable Inputs	380,939,863	2,667,489
Level 3 - Significant Unobservable Inputs	1,010,510	739,951

Total	$382,077,773	$10,039,923

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of January 31, 2009, is as follows:

		Other
	Investments in	Financial
	Securities	Instruments

Beginning balance, 10/31/08	$20,924,560	$(183,632)
Net purchases (sales) and settlements	(19,888,177)	661,725
Accrued discounts (premiums)	(66)	—
Total realized gain (loss)	(54,458)	—
Total change in unrealized gain (loss)	28,651	261,858
Transfers in and/or out of Level 3	—	—

Ending balance, 1/31/09	$1,010,510	$739,951

Item 2. Controls and Procedures
(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Fixed Income SHares

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2009

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2009